                                             Registration Statement No. 33-73466
                                                                        811-8242

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 5

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 5

                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 277-0111

                                ERNEST J. WRIGHT
                                    Secretary
                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  __________________

It is proposed that this filing will become effective (check appropriate box):

  [ ]   immediately upon filing pursuant to paragraph (b) of Rule 485.
  [X]   on May 1, 1998 pursuant to paragraph (b) of Rule 485.
  [ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485.
  [ ]   on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES

                              Cross-Reference Sheet

                                    Form N-4

Item
 No.                                               Caption in Prospectus
----                                               ---------------------
1.  Cover Page                                     Prospectus
2.  Definitions                                    Glossary of Special Terms
3.  Synopsis                                       Prospectus Summary
4.  Condensed Financial Information                Condensed Financial Information
5.  General Description of Registrant,             The Insurance Company; The Separate
      Depositor, and Portfolio Companies             Account and the Underlying Funds
6.  Deductions and Expenses                        Charges and Deductions; Distribution of
                                                     Variable Annuity Contracts
7.  General Description of Variable                The Contract
     Annuity Contracts
8.  Annuity Period                                 The Annuity Period
9.  Death Benefit                                  Death Benefit
10.  Purchases and Contract Value                  The Contract; Distribution of Variable Annuity
                                                     Contract
11.  Redemptions                                   Surrenders and Redemptions
12.  Taxes                                         Federal Tax Considerations
13.  Legal Proceedings                             Legal Proceedings and Opinions
14.  Table of Contents of Statement                Appendix C - Contents of the Statement
       of Additional Information                     of Additional Information


                                                   Caption in Statement of Additional
                                                   Information
                                                   ----------------------------------
15.Cover Page                                      Cover Page
16.Table of Contents                               Table of Contents
17.General Information and History                 The Insurance Company
18.Services                                        Principal Underwriter; Distribution and
                                                     Management Agreement
19.Purchase of Securities Being Offered            Valuation of Assets
20.Underwriters                                    Principal Underwriter
21.Calculation of Performance Data                 Performance Information
22.Annuity Payments                                Not Applicable
23.Financial Statements                            Financial Statements

                                     PART A

                      Information Required in a Prospectus

                       TRAVELERS VINTAGE VARIABLE ANNUITY

                                CONTRACT PROFILE

                                  MAY 1, 1998


THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. THE CONTRACT IS MORE FULLY DESCRIBED IN THE FULL PROSPECTUS WHICH IS ATTACHED TO THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY. THE TERMS "WE," "US", "OUR" AND THE "COMPANY" REFER TO TRAVELERS INSURANCE COMPANY. "YOU" AND "YOUR" REFER TO THE CONTRACT OWNER.


1. THE VARIABLE ANNUITY CONTRACT. The Contract offered by Travelers Insurance Company is a variable annuity that is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed income payment options. Generally, an individual Contract will be issued; however in some states, a group Contract may be issued, and you will receive a Certificate. For convenience, we refer to both Contracts and Certificates as "Contracts." Under a tax-qualified Contract, you can make one or more payments, as you choose, on a tax-deferred basis. Under a non tax-qualified Contract, you can make one or more payments with after-tax dollars. You direct your payment(s) to one or more of the variable funding options listed in Section 4 and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You may also lose money in the variable funding options.



The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the income phase.



2. ANNUITY PAYMENTS (THE INCOME PHASE). You may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive regular income payments from your annuity, you can choose one of the following annuity options: Option 1 -- payments for your life (life annuity) -- assuming that you are the annuitant; Option 2 -- payments for your life with an added guarantee that payments will continue to your beneficiary for a certain number of months (120, 180 or 240, as you select), if you should die during that period; Option 3 -- Joint and Last Survivor Annuity, in which payments are made for your life and the life of another person (usually your spouse). This option can also be elected with payments continuing at a reduced rate after the death of one payee. There are also two Income Options: Fixed Amount -- the cash surrender value of your Contract will be paid to you in equal payments; or Fixed Period -- the cash surrender value will be used to make payments for a fixed time period. If you should die before the end of the Fixed Period, the remaining amount would go to your beneficiary.



Once you make an election of an annuity option or an income option and begin to receive payments, it cannot be changed. During the income phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.


3. PURCHASE. You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. (In some states, additional payments are not allowed.)

WHO SHOULD PURCHASE THIS CONTRACT?



The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) Individual Retirement Annuities (IRAs); and (3) qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended.



4. INVESTMENT OPTIONS. You can direct your money into the Fixed Account or any or all of the following variable funding options. The funding options are described in the prospectuses for the funds. The Concert Allocation Series Select Portfolios invest exclusively in shares of 29 underlying mutual funds ("Fund of Funds"), as described in the Fund prospectus. Depending on market conditions, you may make or lose money in any of these variable options:



DREYFUS VARIABLE INVESTMENT FUND


  Small Cap Portfolio


GREENWICH STREET SERIES FUND


  Total Return Portfolio


SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.


  Salomon Brothers Variable      Investors Fund


  Salomon Brothers Variable Total      Return Fund


SMITH BARNEY CONCERT ALLOCATION SERIES, INC.


  Concert Select Balanced Portfolio


  Concert Select Growth Portfolio


TRAVELERS SERIES FUND, INC.


  AIM Capital Appreciation Portfolio


  Alliance Growth Portfolio


  G.T. Global Strategic Income Portfolio


  MFS Total Return Portfolio


  Putnam Diversified Income Portfolio


  Smith Barney High Income Portfolio


TRAVELERS SERIES FUND, INC., CONTINUED


  Smith Barney International Equity Portfolio


  Smith Barney Large Capitalization
    Growth Portfolio


  Smith Barney Large Cap Value Portfolio


  Smith Barney Money Market Portfolio


  Smith Barney Pacific Basin Portfolio


  TBC Managed Income Portfolio


  Van Kampen American Capital Enterprise
    Portfolio


THE TRAVELERS SERIES TRUST


  Convertible Bond Portfolio


  Disciplined Mid Cap Stock Portfolio


  Disciplined Small Cap Stock Portfolio


  MFS Emerging Growth Portfolio


  MFS Research Portfolio


  Strategic Stock Portfolio




---------------

5. EXPENSES. The Contract has insurance features and investment features, and there are costs related to each. For contracts with a value of less than $40,000, the Company deducts an annual administrative charge of $30. The annual insurance charge varies depending on which death benefit you choose. For the standard death benefit, the insurance charge is 1.02% of the amounts you direct to the variable funding options; for the enhanced death benefit (if available) the insurance charge is 1.30%. There is a related sub-account administrative charge of .15% annually of the amounts directed to the variable funding options, regardless of which death benefit is elected.


Each funding option other than the Select Portfolios has a charge for investment management and other expenses. The charges, which vary by funding option, range from 0.65% to 1.38% annually, of the average daily net asset balance of the funding option. For the Select Portfolios, the management fee is 0.35% plus a pro rata portion of the management fees and other expenses of the underlying funds.



If you withdraw amounts under the Contract, the Company may deduct a withdrawal charge (0% to 6%) of the amount of purchase payments withdrawn from the contract. If you withdraw all amounts under the contract, or if you begin receiving annuity payments, the Company may be required by your state to deduct a premium tax of 0%-5%.



The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the total of the mortality and expense risk ("insurance") charge for the standard death benefit and the enhanced death benefit and, for each, the sub-account administrative charges, and reflects the $30 annual contract charge as
 .018%. The "Total Annual Funding Option Expenses" column reflects the investment charges for each portfolio. The charges below reflect any expense reimbursement or fee waiver. For more detailed information, see the fee table in the Contract prospectus. For the five Concert Allocation Series Select Portfolios which invest in underlying funds exclusively, the charges include an estimate of the pro rata underlying funding option expenses. Such expenses range from .50% to 1.29%, as described fully in the Fund prospectus. The columns under the heading "Examples" show you how much you would pay under the Contract for a one-year period and for a 10-year period.



The examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of year 1 and at the end of year 10. For year 1, the Total Annual Insurance Charges are assessed as well as the withdrawal charges. For year 10, the example shows the aggregate of all the annual charges assessed during that time, but no withdrawal charge is shown. For these examples, the premium tax is assumed to be 0%. In the table below, "(a)" represents charges and expenses for the Standard Death Benefit, and "(b)" represents charges and expenses for the Enhanced Death Benefit.




                                                                     TOTAL                EXAMPLES: TOTAL
                                                          TOTAL      ANNUAL               ANNUAL EXPENSES
                                                         ANNUAL     FUNDING     TOTAL       AT END OF:
                                                        INSURANCE    OPTION    ANNUAL    -----------------
                 PORTFOLIO NAME                          CHARGES    EXPENSES   CHARGES   1 YEAR   10 YEARS
----------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND
    Small Cap Portfolio..........................  (a)    1.19%       0.78%     1.97%      80        229
                                                   (b)    1.47%       0.78%     2.25%      83        258
GREENWICH STREET SERIES FUND
    Total Return Portfolio.......................  (a)    1.19%       0.79%     1.98%      80        230
                                                   (b)    1.47%       0.79%     2.26%      83        259
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
    Salomon Brothers Variable Total Return
      Fund.......................................  (a)    1.19%       1.00%     2.19%      82        252
                                                   (b)    1.47%       1.00%     2.47%      85        280
    Salomon Brothers Variable Investors Fund.....  (a)    1.19%       1.00%     2.19%      82        252
                                                   (b)    1.47%       1.00%     2.47%      85        280
SMITH BARNEY CONCERT ALLOCATION SERIES, INC.
    Concert Select Balanced Portfolio............  (a)    1.19%       1.10%     2.29%      83        262
                                                   (b)    1.47%       1.10%     2.57%      86        290
    Concert Select Conservative Portfolio*.......  (a)    1.19%       1.06%     2.25%      83        258
                                                   (b)    1.47%       1.06%     2.53%      86        286
    Concert Select Growth Portfolio..............  (a)    1.19%       1.15%     2.34%      84        267
                                                   (b)    1.47%       1.15%     2.62%      86        295
    Concert Select High Growth Portfolio*........  (a)    1.19%       1.24%     2.43%      85        276
                                                   (b)    1.47%       1.24%     2.71%      87        304
    Concert Select Income Portfolio*.............  (a)    1.19%       1.00%     2.19%      82        252
                                                   (b)    1.47%       1.00%     2.47%      85        280
TRAVELERS SERIES FUND, INC.
    AIM Capital Appreciation Portfolio...........  (a)    1.19%       0.85%     2.04%      81        237
                                                   (b)    1.47%       0.85%     2.32%      83        265
    Alliance Growth Portfolio....................  (a)    1.19%       0.82%     2.01%      80        234
                                                   (b)    1.47%       0.82%     2.29%      83        262
    G.T. Global Strategic Income Portfolio.......  (a)    1.19%       1.07%     2.26%      83        259
                                                   (b)    1.47%       1.07%     2.54%      86        287
    MFS Total Return Portfolio...................  (a)    1.19%       0.86%     2.05%      81        238
                                                   (b)    1.47%       0.86%     2.33%      84        266
    Putnam Diversified Income Portfolio..........  (a)    1.19%       0.88%     2.07%      81        240
                                                   (b)    1.47%       0.88%     2.35%      84        268
    Smith Barney High Income Portfolio...........  (a)    1.19%       0.70%     1.89%      79        221
                                                   (b)    1.47%       0.70%     2.17%      82        250
    Smith Barney International Equity
      Portfolio..................................  (a)    1.19%       1.01%     2.20%      82        253
                                                   (b)    1.47%       1.01%     2.48%      85        281

                                                                     TOTAL                EXAMPLES: TOTAL
                                                          TOTAL      ANNUAL               ANNUAL EXPENSES
                                                         ANNUAL     FUNDING     TOTAL       AT END OF:
                                                        INSURANCE    OPTION    ANNUAL    -----------------
                 PORTFOLIO NAME                          CHARGES    EXPENSES   CHARGES   1 YEAR   10 YEARS
----------------------------------------------------------------------------------------------------------

    Smith Barney Large Capitalization Growth
      Portfolio..................................  (a)    1.19%       1.00%     2.19%      82        252
                                                   (b)    1.47%       1.00%     2.47%      85        280
    Smith Barney Large Cap Value Portfolio.......  (a)    1.19%       0.69%     1.88%      79        220
      (formerly Smith Barney Income and Growth
         Portfolio)                                (b)    1.47%       0.69%     2.16%      82        249
    Smith Barney Money Market Portfolio..........  (a)    1.19%       0.65%     1.84%      79        216
                                                   (b)    1.47%       0.65%     2.12%      81        245
    Smith Barney Pacific Basin Portfolio.........  (a)    1.19%       1.38%     2.57%      86        290
                                                   (b)    1.47%       1.38%     2.85%      89        317
    TBC Managed Income Portfolio.................  (a)    1.19%       0.87%     2.06%      81        239
                                                   (b)    1.47%       0.87%     2.34%      84        267
    Van Kampen American Capital Enterprise
      Portfolio..................................  (a)    1.19%       0.74%     1.93%      80        225
                                                   (b)    1.47%       0.74%     2.21%      82        254
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio...................  (a)    1.19%       0.80%     1.99%      80        231
                                                   (b)    1.47%       0.80%     2.27%      83        260
    Disciplined Mid Cap Stock Portfolio..........  (a)    1.19%       0.95%     2.14%      82        247
                                                   (b)    1.47%       0.95%     2.42%      84        275
    Disciplined Small Cap Stock Portfolio........  (a)    1.19%       1.00%     2.19%      82        252
                                                   (b)    1.47%       1.00%     2.47%      85        280
    MFS Emerging Growth Portfolio................  (a)    1.19%       0.95%     2.14%      82        247
                                                   (b)    1.47%       0.95%     2.42%      84        275
    MFS Research Portfolio.......................  (a)    1.19%       1.00%     2.19%      82        252
                                                   (b)    1.47%       1.00%     2.47%      85        280
    Strategic Stock Portfolio....................  (a)    1.19%       0.90%     2.09%      81        242
                                                   (b)    1.47%       0.90%     2.37%      84        270



* Not available to new contract owners after May 1, 1998.



6. TAXES. The payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity or income payments. Under a nonqualified Contract, payments to the contract are made with after tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.



For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.



7. ACCESS TO YOUR MONEY. You can take withdrawals any time during the accumulation phase. A withdrawal charge may apply. The amount of the charge depends on a number of factors, including the length of time since the purchase payment was made (6% if withdrawn within one year, gradually decreasing to 0% for payments held by the company for 7 years or more). After the first contract year, you may withdraw up to 15% (10% in New York) of the contract value (as of the end of the previous contract year) without a withdrawal charge. Of course, you may also have to pay income taxes and a tax penalty on any money you take out.


8. PERFORMANCE. The value of the Contract will vary depending upon the investment performance of the variable funding options you choose. The following chart shows total returns for each funding option for the time periods shown. These numbers reflect the insurance charges, administrative charge, investment charges and all other expenses of the funding option. The numbers do not reflect any withdrawal charge, or any applicable taxes which, if applied, would reduce such performance. Past performance is not a guarantee of future results. Performance information that predates the separate account is considered "nonstandard" by the SEC. Such nonstandard performance information is shown in the Statement of Additional Information that you may request free of charge.


LAST TEN CALENDAR YEARS (OR FULL YEARS SINCE INCEPTION):


                                           STANDARD DEATH BENEFIT                    ENHANCED DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        INCEPTION
         PORTFOLIO NAME               1997          1996          1995          1997          1996          1995          DATE
---------------------------------------------------------------------------------------------------------------------------------
GREENWICH STREET SERIES FUND
    Total Return Portfolio.......     15.47%       23.93%        23.43%         15.14%       23.59%        23.08%       11/21/94
TRAVELERS SERIES FUND, INC.
    AIM Capital Appreciation
      Portfolio..................     10.83%       13.55%           --          10.52%       13.23%           --        10/10/95
    Alliance Growth Portfolio....     27.51%       27.85%        33.27%         27.15%       27.49%        32.90%        6/20/94
    G.T. Global Strategic Income
      Portfolio..................      6.14%       17.39%        18.58%          5.84%       17.06%        18.24%        6/20/94
    MFS Total Return Portfolio...     19.76%       13.14%        24.21%         19.43%       12.82%        23.86%        6/20/94
    Putnam Diversified Income
      Portfolio..................      6.42%        6.95%        16.00%          6.13%        6.65%        15.68%        6/20/94
    Smith Barney High Income
      Portfolio..................     12.51%       11.80%        17.68%         12.20%       11.48%        17.35%        6/20/94
    Smith Barney International
      Equity Portfolio...........      1.49%       16.32%         9.96%          1.20%       15.99%         9.66%        6/20/94
    Smith Barney Large Cap Value
      Portfolio (formerly Smith
      Barney Income and Growth
      Portfolio).................     25.14%       18.36%        31.50%         24.79%       18.02%        31.33%        6/20/94
    Smith Barney Money Market
      Portfolio..................      3.85%        3.71%         4.17%          3.56%        3/42%         3.87%        6/20/94
    Smith Barney Pacific Basin
      Portfolio..................    -28.88%        8.03%         1.19%        -29.08%        7.73%         0.91%        6/20/94
    TBC Managed Income
      Portfolio..................      8.43%        1.79%        14.54%          8.13%        1.51%        14.22%        6/20/94
    Van Kampen American Capital
      Enterprise Portfolio.......     27.09%       21.47%        31.12%         26.73%       21.13%        30.75%        6/20/94
THE TRAVELERS SERIES TRUST
    MFS Emerging Growth
      Portfolio..................     19.77%          --            --          19.43%          --            --         8/30/96


Those funding options not illustrated above do not yet have one full year of performance history.


9. DEATH BENEFIT. Assuming you are the Annuitant, if you die before you move to the income phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit paid depends on your age at the time of your death. The value of the death benefits will be determined at the close of the business day on which the Company's Home Office receives due proof of death and written distribution instructions. In most states, you may choose (at the time of purchase) between the standard death benefit and the enhanced death benefit.



Under the standard death benefit, if you die before you reach age 85 and before the maturity date, the death benefit equals the greatest of: (1) the contract value; (2) the total purchase payments made under the Contract less all partial withdrawals; or (3) the contract value on the latest fifth contract year anniversary occurring on or before your 75(th) birthday.


Assuming you are the annuitant, if you die on or after age 85 and before the maturity date, the death benefit payable will be the contract value, less any applicable premium tax or outstanding loans.


Under the enhanced death benefit, if you die before you reach age 80 and before the maturity date, the enhanced death benefit equals the greatest of (1) the contract value; (2) the 5% Roll-Up Death Benefit Value; or (3) the maximum of all annual Step-Up Death Benefit Values. See the Contract prospectus for a complete explanation of this enhanced death benefit.


If you die on or after age 80, different death benefit values will be payable to your beneficiary. See the Contract prospectus for details.

Assuming you are the annuitant, if you die on or after age 90 and before the maturity date, the death benefit payable will be the contract value, less any applicable premium tax or outstanding loans.



For contracts sold prior to June 1, 1997, please refer to Appendix D.



In all cases described above, amounts will be reduced by any applicable premium tax, outstanding loans or withdrawals not previously deducted. The enhanced death benefit may not be available in all states. Certain states may have varying age requirements. Please refer to the Contract prospectus.


10. OTHER INFORMATION

RIGHT TO RETURN

If you cancel the Contract within twenty days after you receive it, you will receive a full refund of the Contract Value (including charges). Where state law requires a longer period, or the return of purchase payments, the Company will comply. You bear the investment risk during the right to return period; therefore, the Contract Value returned may be greater or less than your purchase payment. If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your full purchase payment will be refunded; during the remainder of the right to return period, the Contract Value (including charges) will be refunded. The Contract Value will be determined at the close of business on the day we receive a written request for a refund.


TRANSFERS



You can transfer between the variable funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. The Company may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. The Company, at the minimum, would always allow one transfer every six months. You may transfer between the Fixed Account and the variable funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Please refer to Appendix B for information regarding transfers between the Fixed Account and variable funding options.



ADDITIONAL FEATURES


This Contract has other features you may be interested in. These include:

     DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.


     SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable charges and taxes will apply on amounts withdrawn.


     AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your contract to match your original (or your latest) funding option allocation request.

11. INQUIRIES. If you need more information, please contact us at (800) 842-8573 or:
    Travelers Insurance Company

    Annuity Investor Services

    One Tower Square

    Hartford, CT 06183-9061

                          TRAVELERS VINTAGE PROSPECTUS

This prospectus describes Travelers Vintage, a flexible premium variable annuity contract (the "Contract") issued by The Travelers Insurance Company (the "Company"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). Vintage may be issued as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group Contract. For convenience, this prospectus refers to both Contracts and certificates as "Contracts."

You can choose to have your purchase payments accumulate on a fixed basis (i.e. a Fixed Account funded through the Company's general account) and/or a variable basis (i.e., one or more of the sub-accounts ("funding options") of the Travelers Fund BD for Variable Annuities ("Fund BD")). Your contract value will vary daily to reflect the investment experience of the funding options you select and any interest credited to the Fixed Account. The variable funding options currently available are:


DREYFUS VARIABLE INVESTMENT FUND


  Small Cap Portfolio


GREENWICH STREET SERIES FUND


  Total Return Portfolio


SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.


  Salomon Brothers Variable      Investors Fund


  Salomon Brothers Variable Total      Return Fund


SMITH BARNEY CONCERT ALLOCATION SERIES, INC.


  Concert Select Balanced Portfolio


  Concert Select Growth Portfolio


TRAVELERS SERIES FUND, INC.


  AIM Capital Appreciation Portfolio


  Alliance Growth Portfolio


  G.T. Global Strategic Income Portfolio


  MFS Total Return Portfolio


  Putnam Diversified Income Portfolio


  Smith Barney High Income Portfolio


TRAVELERS SERIES FUND, INC., CONTINUED


  Smith Barney International Equity Portfolio


  Smith Barney Large Capitalization Growth
    Portfolio


  Smith Barney Large Cap Value Portfolio


  Smith Barney Money Market Portfolio


  Smith Barney Pacific Basin Portfolio


  TBC Managed Income Portfolio


  Van Kampen American Capital Enterprise
    Portfolio


THE TRAVELERS SERIES TRUST


  Convertible Bond Portfolio


  Disciplined Mid Cap Stock Portfolio


  Disciplined Small Cap Stock Portfolio


  MFS Emerging Growth Portfolio


  MFS Research Portfolio


  Strategic Stock Portfolio





The Fixed Account is described in Appendix B. Unless specified otherwise, this prospectus refers to the variable funding options. The contracts and/or some of the funding options may not be available in all states. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE FUNDING OPTIONS. THESE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.



This Prospectus provides the information that you should know before investing in the Contract. You can receive additional information about Fund BD by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 1998. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183-9061, call 1-800-842-8573, or access the SEC's website (http:www.sec.gov). The Contents of the SAI appears in Appendix D of this Prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTMENT.


                          PROSPECTUS DATED MAY 1, 1998

                               TABLE OF CONTENTS


INDEX OF SPECIAL TERMS.................      2
FEE TABLE..............................      3
CONDENSED FINANCIAL INFORMATION........      7
THE ANNUITY CONTRACT...................      7
Purchase Payments......................      7
Accumulation Units.....................      7
The Funding Options....................      7
Substitutions and Additions............     10
CHARGES AND DEDUCTIONS.................     10
Withdrawal Charge......................     10
Free Withdrawal Allowance..............     10
Administrative Charges.................     11
Mortality and Expense Risk Charge......     11
Reduction or Elimination of Contract
  Charges..............................     11
Funding Option Expenses................     12
Premium Tax............................     12
Changes in Taxes Based Upon Premium or
  Value................................     12
OWNERSHIP PROVISIONS...................     12
Types of Ownership.....................     12
Beneficiary............................     12
Annuitant..............................     13
TRANSFERS..............................     13
Dollar Cost Averaging..................     13
SURRENDERS AND REDEMPTIONS.............     14
Systematic Withdrawals.................     14
Loans..................................     14
DEATH BENEFIT..........................     14
Death Proceeds Before the Maturity
  Date.................................     15
Death Proceeds After the Maturity
  Date.................................     16
THE ANNUITY PERIOD.....................     16
Maturity Date..........................     16
Allocation of Annuity..................     17
Variable Annuity.......................     17
Fixed Annuity..........................     18
PAYMENT OPTIONS........................     18
Election of Options....................     18
Annuity Options........................     18
Income Options.........................     19
MISCELLANEOUS CONTRACT PROVISIONS......     20
Right to Return........................     20
Termination............................     20
Required Reports.......................     20
Suspension of Payments.................     20
Transfers of Contract Values to Other
  Annuities............................     20
THE SEPARATE ACCOUNT...................     20
Mixed and Shared Funding...............     21
Performance Information................     21
FEDERAL TAX CONSIDERATIONS.............     22
General Taxation of Annuities..........     22
Types of Contracts: Qualified or
  Nonqualified.........................     22
Nonqualified Annuity Contracts.........     22
Qualified Annuity Contracts............     23
Penalty Tax for Premature
  Distributions........................     23
Diversification Requirements for
  Variable Annuities...................     23
Ownership of the Investments...........     23
Mandatory Distributions for Qualified
  Plans................................     24
OTHER INFORMATION......................     24
The Insurance Company..................     24
IMSA...................................     24
Year 2000 Compliance...................     24
Distribution of Variable Annuity
  Contracts............................     25
Conformity with State and Federal
  Laws.................................     25
Voting Rights..........................     25
Legal Proceedings And Opinions.........     25
APPENDIX A: Condensed Financial
  Information..........................     26
APPENDIX B: The Fixed Account..........     28
APPENDIX C:............................     29
APPENDIX D: Contents of the Statement
  of Additional Information............     30


                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.


Accumulation Unit......................      7
Annuitant..............................     13
Annuity Payments.......................     17
Annuity Unit...........................     17
Cash Surrender Value...................     14
Contract Date..........................      7
Contract Owner (You, Your).............     12
Contract Value.........................      7
Contract Year..........................      7
Fixed Account..........................     28
Funding Option(s)......................      7
Income Payments........................     18
Maturity Date..........................      7
Purchase Payment.......................      7
Written Request........................      7

                                   FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

     WITHDRAWAL CHARGE (as a percentage of purchase
      payments):
        LENGTH OF TIME FROM PURCHASE PAYMENT

            (NUMBER OF YEARS)                   CHARGE
                    1                             6%
                    2                             6%
                    3                             6%
                    4                             3%
                    5                             2%
                    6                             1%
            7 and thereafter                      0%

----


ANNUAL CONTRACT ADMINISTRATIVE CHARGE                    $30
          (Waived if contract value is $40,000 or more)
ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the
  Separate Account)



                                                                 STANDARD         ENHANCED
                                                               DEATH BENEFIT    DEATH BENEFIT
---------------------------------------------------------------------------------------------
      Mortality and Expense Risk Charge....................        1.02%            1.30%
      Administrative Expense Charge........................        0.15%            0.15%
                                                                   -----            -----
        Total Separate Account Charges.....................        1.17%            1.45%
FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the funding option as of December
  31, 1997, unless otherwise noted.)



                                                          MANAGEMENT FEE   OTHER EXPENSES       TOTAL
                                                          (AFTER EXPENSE   (AFTER EXPENSE    UNDERLYING
              UNDERLYING FUNDING OPTIONS:                 REIMBURSEMENT)   REIMBURSEMENT)   FUND EXPENSES
---------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
    Small Cap Portfolio.................................       0.75%            0.03%           0.78%
GREENWICH STREET SERIES FUND
    Total Return Portfolio..............................       0.55%            0.24%           0.79%
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
    Salomon Brothers Variable Total Return Fund.........       0.80%            0.20%(1)        1.00%
    Salomon Brothers Variable Investors Fund............       0.70%            0.30%(1)        1.00%
SMITH BARNEY CONCERT ALLOCATION SERIES, INC.
    Concert Select Balanced Portfolio...................       0.35%            0.75%(2)        1.10%
    Concert Select Conservative Portfolio(7)............       0.35%            0.71%(2)        1.06%
    Concert Select Growth Portfolio.....................       0.35%            0.80%(2)        1.15%
    Concert Select High Growth Portfolio(7).............       0.35%            0.89%(2)        1.24%
    Concert Select Income Portfolio(7)..................       0.35%            0.65%(2)        1.00%
TRAVELERS SERIES FUND, INC.
    AIM Capital Appreciation Portfolio..................       0.80%            0.05%(4)        0.85%
    Alliance Growth Portfolio...........................       0.80%            0.02%(4)        0.82%
    G.T. Global Strategic Income Portfolio..............       0.80%            0.27%(3)        1.07%
    MFS Total Return Portfolio..........................       0.80%            0.06%(4)        0.86%
    Putnam Diversified Income Portfolio.................       0.75%            0.13%(4)        0.88%
    Smith Barney High Income Portfolio..................       0.60%            0.10%(4)        0.70%
    Smith Barney International Equity Portfolio.........       0.90%            0.11%(4)        1.01%
    Smith Barney Large Cap Growth Portfolio.............       0.75%            0.25%(4)        1.00%
    Smith Barney Large Cap Value Portfolio (formerly
      Smith Barney Income and Growth Portfolio).........       0.65%            0.04%(4)        0.69%
    Smith Barney Money Market Portfolio.................       0.60%            0.05%(3)        0.65%
    Smith Barney Pacific Basin Portfolio................       0.90%            0.48%(3)        1.38%
    TBC Managed Income Portfolio........................       0.65%            0.22%(4)        0.87%
    Van Kampen American Capital Enterprise Portfolio....       0.70%            0.04%(4)        0.74%

                                                          MANAGEMENT FEE   OTHER EXPENSES       TOTAL
                                                          (AFTER EXPENSE   (AFTER EXPENSE    UNDERLYING
              UNDERLYING FUNDING OPTIONS:                 REIMBURSEMENT)   REIMBURSEMENT)   FUND EXPENSES
---------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio..........................       0.60%            0.20%(5)        0.80%
    Disciplined Mid Cap Stock Portfolio.................       0.70%            0.25%(6)        0.95%
    Disciplined Small Cap Stock Portfolio...............       0.80%            0.20%(5)        1.00%
    MFS Emerging Growth Portfolio.......................       0.75%            0.20%(6)        0.95%
    MFS Research Portfolio..............................       0.80%            0.20%(5)        1.00%
    Strategic Stock Portfolio...........................       0.60%            0.30%(5)        0.90%



NOTES:



The purpose of the Fee Table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.



(1) The amounts set forth for Other Expenses are based on estimates for the current fiscal year and will include fees for shareholder services, administrative fees, custodial fees, legal and accounting fees, printing costs and registration fees. These expenses reflect the voluntary agreement by the Fund's adviser to impose an expense cap for the fiscal year ending December 31, 1998 on the total operating expenses of each Fund (exclusive of taxes, interest and extraordinary expenses such as litigation and indemnification expenses) at the amounts shown in the table through the reimbursement of expenses. Absent such agreement, the ratio of other expenses and total operating expenses to the average daily net assets would be 1.91% and 2.61%, respectively, for the INVESTORS FUND; and 1.91% and 2.71%, respectively, for the TOTAL RETURN FUND.



(2) The Concert Allocation Series Select Portfolios (a "Fund of Funds") invest in the shares of other mutual funds. Their management fee is 0.35% and they have no expenses. The other expenses shown are based on the expected weighted average of underlying fund expense ratios (which include a management fee and other expenses) as of January 31, 1998, the underlying funds' fiscal year end. See the Fund prospectus for information regarding the equity/fixed income (including money market) investment target and range for each portfolio, and for the expense ratios for the underlying funds. Such ratios range from 0.50% to 1.29%.



(3) Other expenses are as of October 31, 1997 and take into account the current expense limitations agreed to by the Portfolios' investment manager (the "Manager"). The Manager waived all of its fees for the period and reimbursed the Portfolios for their expenses. Without such arrangements, the Total Expenses for the Portfolios would have been as follows: 1.58% for SMITH BARNEY PACIFIC BASIN PORTFOLIO; 1.38% for G.T. GLOBAL STRATEGIC INCOME PORTFOLIO; and 0.67% for SMITH BARNEY MONEY MARKET PORTFOLIO.



(4) Other expenses are as of October 31, 1997 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1997.



(5) Other Expenses are based on estimates for the current fiscal year and will include fees for shareholder services, administrative fees, custodial fees , legal and accounting fees, printing costs and registration fees. Additionally, these fees reflect a voluntary expense reimbursement arrangement by Travelers to reimburse the Portfolios for the amount by which their aggregate total operating expenses exceed 1.00% for the DISCIPLINED SMALL CAP STOCK PORTFOLIO and MFS RESEARCH PORTFOLIO; 0.80% for the CONVERTIBLE BOND PORTFOLIO, and 0.90% for STRATEGIC STOCK PORTFOLIO. These expenses have been illustrated at a limit which the Portfolios' adviser believes to be in line with the actual projected expenses of the Portfolios.



(6) Other Expenses reflect the current expense reimbursement arrangement with Travelers where Travelers has agreed to reimburse the Portfolios for the amount by which their aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95%. Without such arrangements, the Total Funding Option Expenses would have been 1.05% for MFS EMERGING GROWTH PORTFOLIO, and 1.82% for DISCIPLINED MID CAP STOCK PORTFOLIO.



(7) Not available to new contract owners after May 1, 1998.

EXAMPLE*: STANDARD DEATH BENEFIT


Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:


-------------------------------------------------------------------------------------------------------------------------
                                              IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN**:            ANNUITIZED AT END OF PERIOD SHOWN:
                                            -------------------------------------   -------------------------------------
        UNDERLYING FUNDING OPTION           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
   Small Cap Portfolio...................    $80      $122      $126       $229      $20       $62      $106       $229
GREENWICH STREET SERIES FUND
   Total Return Portfolio................     80       122       127        230       20        62       107        230
SALOMON BROTHERS VARIABLE SERIES FUNDS,
 INC.
   Salomon Brothers Variable Total Return
     Fund................................     82       128       137        252       22        68       117        252
   Salomon Brothers Variable Investors
     Fund................................     82       128       137        252       22        68       117        252
SMITH BARNEY CONCERT ALLOCATION SERIES,
 INC.
   Concert Select Balanced Portfolio.....     83       131       142        262       23        71       122        262
   Concert Select Conservative
     Portfolio***........................     83       130       140        258       23        70       120        258
   Concert Select Growth Portfolio.......     84       133       145        267       24        73       125        267
   Concert Select High Growth
     Portfolio***........................     85       136       149        276       25        76       129        276
   Concert Select Income Portfolio***....     82       128       137        252       22        68       117        252
TRAVELERS SERIES FUND, INC.
   AIM Capital Appreciation Portfolio....     81       124       130        237       21        64       110        237
   Alliance Growth Portfolio.............     80       123       128        234       20        63       108        234
   G.T. Global Strategic Income
     Portfolio...........................     83       131       141        259       23        71       121        259
   MFS Total Return Portfolio............     81       124       130        238       21        64       110        238
   Putnam Diversified Income Portfolio...     81       125       131        240       21        65       111        240
   Smith Barney High Income Portfolio....     79       119       122        221       19        59       102        221
   Smith Barney International Equity
     Portfolio...........................     82       129       138        253       22        69       118        253
   Smith Barney Large Capitalization
     Growth Portfolio....................     82       128       137        252       22        68       117        252
   Smith Barney Large Cap Value Portfolio
     (formerly Smith Barney Income and
     Growth Portfolio)...................     79       119       122        220       19        59       102        220
   Smith Barney Money Market Portfolio...     79       118       119        216       19        58        99        216
   Smith Barney Pacific Basin
     Portfolio...........................     86       140       156        290       26        80       136        290
   TBC Managed Income Portfolio..........     81       125       131        239       21        65       111        239
   Van Kampen American Capital Enterprise
     Portfolio...........................     80       121       124        225       20        61       104        225
THE TRAVELERS SERIES TRUST
   Convertible Bond Portfolio............     80       122       127        231       20        62       107        231
   Disciplined Mid Cap Stock Portfolio...     82       127       135        247       22        67       115        247
   Disciplined Small Cap Stock
     Portfolio...........................     82       128       137        252       22        68       117        252
   MFS Emerging Growth Portfolio.........     82       127       135        247       22        67       115        247
   MFS Research Portfolio................     82       128       137        252       22        68       117        252
   Strategic Stock Portfolio.............     81       125       132        242       21        65       112        242



* The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The Example reflects the $30 Annual Contract Administrative Charge as an annual charge of 0.018% of assets.


** The Withdrawal Charge is waived if annuity payout has begun or if an income option of at least five years' duration is begun after the first Contract Year. (See "Charges and Deductions.")


*** Not available to new contract owners after May 1, 1998.

EXAMPLE*: ENHANCED DEATH BENEFIT



Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:



-------------------------------------------------------------------------------------------------------------------------
                                              IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN**:            ANNUITIZED AT END OF PERIOD SHOWN:
                                            -------------------------------------   -------------------------------------
        UNDERLYING FUNDING OPTION           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
   Small Cap Portfolio...................    $83      $130      $140       $258      $23       $70      $120       $258
GREENWICH STREET SERIES FUND
   Total Return Portfolio................     83       131       141        259       23        71       121        259
SALOMON BROTHERS VARIABLE SERIES FUNDS,
 INC.
   Salomon Brothers Variable Total Return
     Fund................................     85       137       151        280       25        77       131        280
   Salomon Brothers Variable Investors
     Fund................................     85       137       151        280       25        77       131        280
SMITH BARNEY CONCERT ALLOCATION SERIES,
 INC.
   Concert Select Balanced Portfolio.....     86       140       156        290       26        80       136        290
   Concert Select Conservative
     Portfolio***........................     86       139       154        286       26        79       134        286
   Concert Select Growth Portfolio.......     86       141       159        295       26        81       139        295
   Concert Select High Growth
     Portfolio***........................     87       144       163        304       27        84       143        304
   Concert Select Income Portfolio***....     85       137       151        280       25        77       131        280
TRAVELERS SERIES FUND, INC.
   AIM Capital Appreciation Portfolio....     83       132       144        265       23        72       124        265
   Alliance Growth Portfolio.............     83       131       142        262       23        71       122        262
   G.T. Global Strategic Income
     Portfolio...........................     86       139       155        287       26        79       135        287
   MFS Total Return Portfolio............     84       133       144        266       24        73       124        266
   Putnam Diversified Income Portfolio...     84       133       145        268       24        73       125        268
   Smith Barney High Income Portfolio....     82       128       136        250       22        68       116        250
   Smith Barney International Equity
     Portfolio...........................     85       137       152        281       25        77       132        281
   Smith Barney Large Capitalization
     Growth Portfolio....................     85       137       151        280       25        77       131        280
   Smith Barney Large Cap Value Portfolio
     (formerly Smith Barney Income and
     Growth Portfolio)...................     82       128       136        249       22        68       116        249
   Smith Barney Money Market Portfolio...     81       126       134        245       21        66       114        245
   Smith Barney Pacific Basin
     Portfolio...........................     89       148       170        317       29        88       150        317
   TBC Managed Income Portfolio..........     84       133       145        267       24        73       125        267
   Van Kampen American Capital Enterprise
     Portfolio...........................     82       129       138        254       22        69       118        254
THE TRAVELERS SERIES TRUST
   Convertible Bond Portfolio............     83       131       141        260       23        71       121        260
   Disciplined Mid Cap Stock Portfolio...     84       135       149        275       24        75       129        275
   Disciplined Small Cap Stock
     Portfolio...........................     85       137       151        280       25        77       131        280
   MFS Emerging Growth Portfolio.........     84       135       149        275       24        75       129        275
   MFS Research Portfolio................     85       137       151        280       25        77       131        280
   Strategic Stock Portfolio.............     84       134       146        270       24        74       126        270



* The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The Example reflects the $30 Annual Contract Administrative Charge as an annual charge of 0.018% of assets.



** The Withdrawal Charge is waived if annuity payout has begun or if an income option of at least five years' duration is begun after the first Contract Year. (See "Charges and Deductions.")



*** Not available to new contract owners after May 1, 1998.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


This information is located in Appendix A, page 26.


                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------


Travelers Vintage Annuity is a contract between you (the contract owner) and Travelers Insurance Company ("us" or the "Company"). Under this contract, you make purchase payments to us and we credit them to your account. The Company promises to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one fixed account option. You assume the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience or interest. The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits became effective is referred to as the contract date. Each anniversary of this contract date is called a contract year.


Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.

PURCHASE PAYMENTS

The initial purchase payment must be at least $5,000. Additional payments of at least $500 may be made under the Contract at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made with our prior consent. In some states, we do not accept additional purchase payments. The initial purchase payment is due and payable before the Contract becomes effective.

We will apply the initial purchase payment within two business days after we receive it at our Home Office. Subsequent purchase payments will be credited to a Contract within one business day. Our business day ends when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

ACCUMULATION UNITS

An accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of the accumulation unit. We calculate the value of an accumulation unit for each funding option each day after the New York Stock Exchange closes. After the value is calculated, your account is credited. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS

You choose which of the following variable funding options to have your purchase payments allocated to. You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Additional copies of the prospectuses may be obtained by contacting your registered representative or by calling 1-800-842-8573.

The current funding options are listed below, along with their investment advisers and any subadviser:



        FUNDING OPTION                          INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT
FUND
    Small Cap Portfolio          Seeks to maximize capital appreciation.             The Dreyfus Corporation
GREENWICH STREET SERIES FUND
    Total Return Portfolio       An equity portfolio that seeks to provide total     Mutual Management Corporation
                                 return, consisting of long-term capital             ("MMC") (formerly Smith Barney
                                 appreciation and income. The Portfolio will invest  Mutual Funds Management, Inc.)
                                 primarily in a diversified portfolio of
                                 dividend-paying common stocks.
SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
    Salomon Brothers Variable    Seeks long-term growth of capital. Current income   Salomon Brothers Asset
    Investors Fund               is a secondary objective.                           Management ("SBAM")
    Salomon Brothers Variable    Seeks above-average income (compared to a           SBAM
    Total Return Fund            portfolio invested entirely in equity securities).
                                 Secondarily, seeks opportunities for growth of
                                 capital and income.
SMITH BARNEY CONCERT ALLOCATION
SERIES, INC.
    Concert Select Balanced      Seeks a balance of growth of capital and income by  Travelers Investment Adviser
    Portfolio                    investing in a select group of mutual funds.        ("TIA")
    Concert Select Growth        Seeks long-term growth of capital by investing in   TIA
    Portfolio                    a select group of mutual funds.
TRAVELERS SERIES FUND, INC.
    AIM Capital Appreciation     Seeks capital appreciation by investing             TIA
    Portfolio                    principally in common stock, with emphasis on       Subadviser: AIM Capital
                                 medium-sized and smaller emerging growth            Management Inc.
                                 companies.
    Alliance Growth Portfolio    Seeks long-term growth of capital by investing      TIA
                                 predominantly in equity securities of companies     Subadviser: Alliance Capital
                                 with a favorable outlook for earnings and whose     Management L.P.
                                 rate of growth is expected to exceed that of the
                                 U.S. economy over time. Current income is only an
                                 incidental consideration.
    G.T. Global Strategic        Seeks primarily high current income and,            TIA
    Income Portfolio             secondarily, capital appreciation. The Portfolio    Subadviser: G.T. Capital
                                 allocates its assets among debt securities of       Management, Inc.
                                 issuers in the U.S., developed foreign countries,
                                 and emerging markets.
    MFS Total Return Portfolio   Seeks to obtain above-average income (compared to   TIA
                                 a portfolio entirely invested in equity             Subadviser: Massachusetts
                                 securities) consistent with the prudent employment  Financial Services Company
                                 of capital. Generally, at least 40% of the          ("MFS")
                                 Portfolio's assets will be invested in equity
                                 securities.
    Putman Diversified Income    Seeks high current income consistent with           TIA
    Portfolio                    preservation of capital. The Portfolio will         Subadviser: Putnam Investment
                                 allocate its investments among the U.S. Government  Management, Inc.
                                 Sector, the High Yield Sector, and the
                                 International Sector of the fixed income
                                 securities markets.
    Smith Barney High Income     Seeks high current income. Capital appreciation is  MMC
    Portfolio                    a secondary objective. The Portfolio will invest
                                 at least 65% of its assets in high-yielding
                                 corporate debt obligations and preferred stock.

        FUNDING OPTION                          INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND, INC. (CONT.)



        FUNDING OPTION                          INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
    Smith Barney International   Seeks total return on assets from growth of         MMC
    Equity Portfolio             capital and income by investing at least 65% of
                                 its assets in a diversified portfolio of equity
                                 securities of established non-U.S. issuers.

    Smith Barney Large           Seeks long-term growth of capital by investing in   MMC
    Capitalization Growth        equity securities of companies with large market
    Portfolio                    capitalizations.

    Smith Barney Large Cap       Seeks current income and long-term growth of        MMC
    Value Portfolio (formerly    income and capital by investing primarily, but not
    "Smith Barney Income and     exclusively, in common stocks.
    Growth Portfolio")

    Smith Barney Money Market    Seeks maximum current income and preservation of    MMC
    Portfolio                    capital by investing in high quality, short-term
                                 money market instruments. An investment in this
                                 fund is neither insured nor guaranteed by the U.S.
                                 Government, and there is no assurance that a
                                 stable $1 value per share will be maintained.

    Smith Barney Pacific Basin   Seeks long-term capital appreciation, through       MMC
    Portfolio                    investment primarily in equity securities of
                                 companies in Asian Pacific Countries.

    TBC Managed Income           Seeks high current income consistent with prudent   TIA
    Portfolio                    risk of capital through investments in corporate    Subadviser: The Boston Company
                                 debt obligations, preferred stocks, and             Asset
                                 obligations issued or guaranteed by the U.S.        Management, Inc.
                                 Government or its agencies or instrumentalities.

    Van Kampen American Capital  Seeks capital appreciation through investment in    MMC
    Enterprise Portfolio         securities believed to have above-average           Subadviser: Van Kampen American
                                 potential for capital appreciation. Any income      Capital Asset Management, Inc.
                                 received on such securities is incidental to the
                                 objective of capital appreciation.

THE TRAVELERS SERIES TRUST

    Convertible Bond Portfolio   Seeks current income and capital appreciation by    Travelers Asset Management
                                 investing in convertible securities and in          International Corporation
                                 combinations of nonconvertible fixed-income         ("TAMIC")
                                 securities and warrants or call options that
                                 together resemble convertible securities.

    Disciplined Mid Cap Stock    Seeks growth of capital by investing primarily in   TAMIC
    Fund                         a broadly diversified portfolio of common stocks.   Subadviser: Travelers
                                                                                     Investment Management Company
                                                                                     ("TIMCO")

    Disciplined Small Cap Fund   Seeks long-term capital appreciation by investing   TAMIC
                                 primarily (at least 65% of its total assets) in     Subadviser: TIMCO
                                 the common stocks of U.S. Companies with
                                 relatively small market capitalizations at the
                                 time of investment.

    MFS Emerging Growth          Seeks long-term growth of capital. Dividend and     TAMIC
    Portfolio                    interest income from portfolio securities, if any,  Subadviser: MFS is incidental.

    MFS Research Portfolio       Seeks to provide long-term growth of capital and    TAMIC
                                 future income.                                      Subadviser: MFS

        FUNDING OPTION                          INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST (CONT.)

    Strategic Stock Portfolio    Seeks to provide an above-average total return      TAMIC
                                 through a combination of potential capital          Subadviser: TIMCO
                                 appreciation and dividend income by investing
                                 primarily in high dividend yield stocks
                                 periodically selected from the companies included
                                 in (i) the Dow Jones Industrial Average and (ii)
                                 the Russell 1000 Stock Index.


SUBSTITUTIONS AND ADDITIONS

If any of the funding options should become unavailable for allocating purchase payments, or if we believe that further investment in a funding option becomes inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any applicable state and SEC approval. From time to time we may make new funding options available.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

WITHDRAWAL CHARGE


No sales charges are deducted from purchase payments when they are applied under the Contract. However, a withdrawal charge will be deducted if any or all of the contract value is withdrawn during the first six years following a purchase payment. The length of time from when we receive the purchase payment to the time of withdrawal determines the amount of the charge.


The withdrawal charge is equal to a percentage of the amount of purchase payments withdrawn from the Contract and is calculated as follows:

    LENGTH OF TIME FROM
      PURCHASE PAYMENT                  WITHDRAWAL
     (NUMBER OF YEARS)                    CHARGE
             1                              6%
             2                              6%
             3                              6%
             4                              3%
             5                              2%
             6                              1%
      7 and thereafter                      0%

For purposes of the withdrawal charge calculation, withdrawals will be deemed to be taken first from any free withdrawal amount (as described below); next from remaining purchase payments (on a first-in, first-out basis); and then from contract earnings (in excess of any free withdrawal amount). Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge (1) from payments we make due to the death of the contract owner or the death of the annuitant with no contingent annuitant surviving; (2) if an annuity payout has begun; or (3) if an income option of at least five years' duration is begun after the first contract year.

FREE WITHDRAWAL ALLOWANCE


There is a 15% free withdrawal allowance available each year after the first contract year (10% in New York). The available withdrawal amount will be calculated as of the end of the previous contract year. The free withdrawal allowance applies to partial withdrawals and to full withdrawals, except those transferred directly to annuity contracts issued by other financial institutions. In Washington state, the free withdrawal provision applies to all withdrawals.


ADMINISTRATIVE CHARGES


A contract administrative charge of $30 is deducted annually from Contracts with a value of less than $40,000. This charge compensates us for expenses incurred in establishing and maintaining the Contract. The charge is deducted from the contract value on the fourth Friday of August of each year by cancelling accumulation units applicable to each funding option on a pro rata basis. This charge will be prorated from the date of purchase to the next charge deduction date. A prorated charge will also be made if the Contract is completely withdrawn or terminated. We will not deduct a Contract administrative charge:
(1) if the distribution results from the death of the contract owner or the annuitant with no contingent annuitant surviving, (2) after an annuity payout has begun, or (3) if the contract value on the date of assessment is equal to or greater than $40,000.



An administrative expense charge is deducted on each business day from amounts allocated to the variable funding options in order to compensate the Company for certain administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options.


MORTALITY AND EXPENSE RISK CHARGE

Each business day, the Company deducts a mortality and expense risk charge from amounts held in the variable funding options. The deduction is reflected in our calculation of accumulation and annuity unit values. We reserve the right to lower the mortality and expense risk charge at any time. The mortality risk portion of the insurance charge compensates us for guaranteeing to provide annuity payments according to the terms of the Contract regardless of how long the annuitant lives and for guaranteeing to provide the standard or the enhanced death benefit if an annuitant dies prior to the maturity date. The expense risk portion compensates us for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs.


For those contract owners who have elected a standard death benefit provision, the mortality and expense risk charge is equivalent, on an annual basis, to 1.02% of the daily net asset value of amounts held in the Separate Account.



For those contract owners who have elected an enhanced death benefit provision, the mortality and expense risk charge is equivalent, on an annual basis, to 1.30% of the daily net asset value of amounts held in the Separate Account.


REDUCTION OR ELIMINATION OF CONTRACT CHARGES


The withdrawal charge, the administrative charges, and the mortality and expense risk charge under the Contract may be reduced or eliminated when certain sales or administration of the Contract result in savings or reduction of sales or administrative expenses and/or mortality and expense risks. Any such reduction will be based on the following: (1) the size and type of group to which sales are to be made; (2) the total amount of purchase payments to be received; and
(3) any prior or existing relationship with the Company. There may be other circumstances, of which the Company is not presently aware, which could result in fewer sales expenses, administrative charges or mortality and expense risk charges. For certain trusts, the Company may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. In no event will reduction or elimination of the withdrawal charge or the administrative charge be permitted where such reduction or elimination will be unfairly discriminatory to any person.

FUNDING OPTION EXPENSES

The deductions from and expenses paid out of the assets of the various funding options are summarized in the fee table and are described in the accompanying prospectuses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. Where required, the Company will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when the Company has a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon the premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

Contract Owner (you). The Contract belongs to the contract owner named in the contract (on the Specifications page), or to any other person to whom the Contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by joint action. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

Succeeding Owner. For nonqualified contracts only, if joint owners are not named, the contract owner may name a succeeding owner in a written request. The succeeding owner becomes the contract owner if living when the contract owner dies. The succeeding owner has no interest in the Contract before then. The contract owner may change or delete a succeeding owner by written request.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary has the right to receive any remaining contractual benefits upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant, the beneficiaries will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner.


With nonqualified contracts, the beneficiary named in the Contract may differ from the designated beneficiary (for example, the joint owner or a contingent annuitant). In such cases, the designated beneficiary receives the contract (rather than the beneficiary) upon your death.


Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the Contract is in effect.

For nonqualified contracts only, the contract owner may also name one individual as a contingent annuitant by written request before the Contract becomes effective. A contingent annuitant may not be changed, deleted or added to the Contract after the Contract becomes effective.


                                   TRANSFERS

--------------------------------------------------------------------------------


At any time up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent. For information regarding the transfer of funds between the Fixed Account and variable funding options, please refer to Appendix B.


DOLLAR COST AVERAGING


Dollar cost averaging (or "automated transfers") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis so that more accumulation units are purchased in a funding option if the cost per unit is low and less accumulation units are purchased if the cost per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.


You may elect automated transfers through written request or other method acceptable to the Company. (For Contracts issued in New York, the election must be made in writing.) You must have a minimum total Contract Value of $5,000 to enroll in the Dollar Cost Averaging program. The minimum total automated transfer amount is $400.


You may establish automated transfers of Contract Values from the Fixed Account, subject to certain restrictions. Automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months (six months under certain special circumstances), from your enrollment in the Dollar Cost Averaging program.


You may start or stop participation in the Dollar Cost Averaging program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. All provisions and terms of the Contract apply to automated transfers, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                           SURRENDERS AND REDEMPTIONS
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value, less any withdrawal charge and any premium tax not previously deducted. You must submit a written request specifying the fixed or variable funding option(s) from which amounts are to be withdrawn. The cash surrender value will be determined as of the close of business after we receive your surrender request at the Home Office. The cash surrender value may be more or less than the purchase payments made depending on the contract value at the time of surrender.

We may defer payment of any cash surrender value for a period of not more than seven days after the request is received, but it is our intent to pay as soon as possible. We cannot process withdrawal requests that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable withdrawal charges (in excess of the free withdrawal allowance) and any applicable premium taxes will be deducted. To elect systematic withdrawals, you must have a minimum contract value of $15,000. We will surrender accumulation units from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------


Before the maturity date, a death benefit is payable to the beneficiary when either the annuitant, contract owner or the first of joint owners dies and there is no contingent annuitant. Two different types of death benefits are available under the Contract: a Standard Death Benefit and an Enhanced Death Benefit (the Enhanced Death Benefit may not be available in all jurisdictions). The death benefit is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written instructions on the distribution of death benefit proceeds.

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT. Under the standard death benefit, if the annuitant dies BEFORE AGE 75 and before the maturity date, the Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax or outstanding loans not previously deducted:

     1) the contract value;

     2) the total purchase payments made under the Contract; or

     3) the contract value on the latest fifth contract year anniversary immediately preceding the date on which the Company receives due proof of death.

IF THE ANNUITANT DIES ON OR AFTER AGE 75, BUT BEFORE AGE 85 (AGE 90 IN FLORIDA) and before the maturity date, the Company will pay to the Beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or prior loans not previously deducted:

     1) the contract value;

     2) the total purchase payments made under the Contract; or

     3) the contract value on the latest fifth contract year anniversary occurring on or before the annuitant's 75th birthday.

IF THE ANNUITANT DIES ON OR AFTER AGE 85 and before the MATURITY DATE, the Company will pay to the beneficiary a death benefit in an amount equal to the contract value, less any applicable premium tax or outstanding loans.


ENHANCED DEATH BENEFIT


IF THE ANNUITANT DIES BEFORE AGE 80 AND BEFORE THE MATURITY DATE, the Company will pay to the beneficiary the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans.

     1) the contract value;

     2) the Roll-Up Death Benefit Value (as described below) available at the Death Report Date; or

     3) the maximum of all Step-Up Death Benefit Values (as described below) in effect on the Death Report Date.

IF THE ANNUITANT DIES ON OR AFTER AGE 80, BUT BEFORE AGE 90 AND BEFORE THE maturity date, the Company will pay to the beneficiary the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans as of the Death Report Date:

     1) the contract value;

     2) the Roll-Up Death Benefit Value (as described below) available at the annuitant's 80th birthday, plus any additional purchase payments and less any Partial Surrender Reductions (as described below) which occur after the annuitant's 80th birthday; or

     3) the maximum of all Step-Up Death Benefit Values (as described below) in effect on the Death Report Date which are associated with any contract date anniversary occurring on or before the annuitant's 80th birthday.

IF THE ANNUITANT DIES ON OR AFTER AGE 90 AND BEFORE THE MATURITY DATE, the death benefit payable as of the Death Report Date will be the Contract Value, less any applicable premium tax or outstanding loans.

THE 5% ROLL-UP DEATH BENEFIT VALUE. On the contract date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each contract date anniversary, the Roll-Up Death Benefit Value will be recalculated as follows:

     a) the Roll-Up Death Benefit Value as of the previous contract date anniversary;

     b) plus any purchase payments during the previous contract year;

     c) minus any Partial Surrender Reductions (as described below) during the previous contract year;

     d) the sum of (a) through (c) increased by 5% equals the new Roll-Up Death Benefit Value.

On dates other than the contract date anniversary, the Roll-Up Death Benefit Value equals:

     a) the Roll-Up Death Benefit Value on the previous contract date anniversary;

     b) plus any Purchase Payments made since the previous contract date anniversary;

     c) minus any Partial Surrender Reductions (as described below) since the previous contract date anniversary.

The maximum Roll-Up Death Benefit payable equals 200% of the difference between all purchase payments and all Partial Surrender Reductions (as described below).


ANNUAL STEP-UP DEATH BENEFIT VALUE. A separate Step-Up Death Benefit Value will be established on each anniversary of the contract date which occurs on or prior to the Death Report Date and will initially equal the contract value on that anniversary. After a Step-Up Death Benefit Value has been established, it will be recalculated each time a Purchase Payment is made or a partial surrender is taken until the Death Report Date. Step-Up Death Benefit Values will be recalculated by increasing them by the amount of each applicable Purchase Payment and by reducing them by a Partial Surrender Reduction (as described below) for each applicable partial surrender. Recalculations of Step-Up Death Benefit Values related to any Purchase Payments or any partial surrenders will be made in the order that such Purchase Payments or partial surrenders occur.



THE PARTIAL SURRENDER REDUCTION referenced above is equal to (1) the amount of a Death Benefit Value (Step-Up or Roll-Up) immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by the contract value immediately prior to the partial surrender.


NOTE: IF AN ANNUITANT WHO IS NOT ALSO AN OWNER OR A JOINT OWNER DIES PRIOR TO THE MATURITY DATE while this Contract is in effect and while the contingent annuitant is living:

     1) the contract value will not be payable upon the annuitant's death;

     2) the contingent annuitant becomes the annuitant; and

     3) all other rights and benefits provided by this Contract will continue in effect.

When a contingent annuitant becomes the annuitant, the maturity date remains the same as previously in effect, unless otherwise provided.


ENHANCED DEATH BENEFIT FOR CONTRACTS ISSUED PRIOR TO JUNE 1, 1997 (SEE APPENDIX
C).


DEATH PROCEEDS AFTER THE MATURITY DATE

If the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE


Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity or income options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made.



Unless you elect otherwise, the maturity date will be the annuitant's 70th birthday for qualified contracts, or, for nonqualified contracts, the annuitant's 75th birthday or ten years after the effective date of the contract, if later. (For Contracts issued in Florida, the maturity date elected may not be later than the annuitant's 90th birthday.)


For nonqualified Contracts, at least 30 days before the original maturity date, a contract owner may elect to extend the maturity date to any time prior to the annuitant's 85th birthday or, for qualified Contracts, to a later date with the Company's consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon the later of the April 1 following the contract owner's attainment of age 70 1/2 or the year of retirement; or upon the death of the contract owner. Independent tax advice should be sought regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY


When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. (Variable payouts may not be available in all states. Refer to your contract.) If, at the time annuity payments begin, no election has been made to the contrary, the cash surrender value shall be applied to provide an annuity funded by the same funding options selected during the accumulation period. At least 30 days prior to the maturity date, you may transfer your contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")


VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding annuity unit value as of 14 days before the date annuity payments begin. The number of annuity units (but not their value) remains fixed during the annuity period.


DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. The amount applied to effect an annuity will be the cash surrender value as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.


The amount of the first monthly payment depends on the annuity option elected. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the tables of the Contract by the number of thousands of dollars of value of the Contract applied to that annuity option. The

Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the settlement options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of the second and subsequent annuity payments is not predetermined and may change from month to month based on the investment experience of the applicable funding option. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before payment is due.

FIXED ANNUITY


You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity" above. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.


                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Income options differ from annuity options in that the amount of the payments made under income options are not based upon the life of any person. Therefore, the annuitant may outlive the payment period. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the cash surrender value in a lump sum.


The amount applied to effect an annuity or income option will be the cash surrender value as of the date payments begin, less any applicable premium taxes not previously deducted. The cash surrender value used to determine the amount of any such payment will be determined on the same basis as the cash surrender value during the accumulation period, including the deduction for mortality and expense risks and the administrative expense charge.


On the maturity date, we will pay the amount due under the Contract in one lump sum (except in Florida, where this is not permitted), or in accordance with the payment option that you select. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the cash surrender value of the Contract may be paid under one or more of the following annuity options.

Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant, terminating with the last payment preceding death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, payments will be continued during the remainder of the period to the beneficiary.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make annuity payments during the joint lifetime of the two persons on whose lives payments are based, and during the lifetime of the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetime of the annuitant and a second person. One will be designated as the primary payee, the other will be designated as the secondary payee. On the death of the secondary payee, the Company will continue to make annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's cash surrender value (or, if required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. The Company will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. The first payment and all later payments will be paid from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. The Company will make payments for the period selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. The Company will make any other arrangements for Income Payments as may be mutually agreed upon.

                       MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges) within twenty days after you receive it (the "right to return period"). You bear the investment risk during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment. If the Contract is purchased as an Individual Retirement Annuity and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the contract value (including charges) will be refunded. The contract value will be determined following the close of the business day on which we receive a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variation of this provision, the Company will comply. Refer to your contract for any state-specific information.

TERMINATION

No purchase payments after the first are required to keep the Contract in effect. However, the Company reserves the right to terminate the Contract on any business day if the contract value as of that date is less than $1,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner at his or her last known address and to any assignee of record. If the Contract is terminated, the Company will pay to the contract owner the cash surrender value (contract value, in the states that so require), less any applicable administrative charge or premium tax.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the date of the report for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal or state laws.

SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.


TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

We may permit contract owners to transfer their contract values into other annuities offered by us or our affiliated insurance companies under rules then in effect.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------


The Travelers Fund BD for Variable Annuities ("Fund BD") was established on October 22, 1993 and is registered with the SEC as a unit investment trust ("Separate Account") under the

Investment Company Act of 1940, as amended (the "1940 Act"). The assets of Fund BD will be invested exclusively in the shares of the variable funding options.


The assets of Fund BD are held for the exclusive benefit of the owners of this Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to Fund BD are, in accordance with the Contracts, credited to or charged against Fund BD without regard to other income, gains and losses of the Company. The assets held by Fund BD are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.



All investment income and other distributions of the funding options are payable to Fund BD. All such income and/or distributions are reinvested in shares of the respective funding options at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.


MIXED AND SHARED FUNDING

It is conceivable that in the future it may be disadvantageous for both variable annuity and variable life insurance separate accounts, or for variable separate accounts of different insurance companies, to invest simultaneously in the same portfolios (called "mixed" and "shared" funding). Currently neither the insurance companies nor the portfolios foresee any such disadvantages to the companies or to variable contract owners. Each portfolio's board of trustees, directors or managers intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

PERFORMANCE INFORMATION


From time to time, we may advertise different types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, as well as the "non-standardized total returns," as described below. Specific examples of the performance information appear in the SAI.



STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual administrative charge ($30) is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets for Contracts sold (or anticipated to be sold). Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.



NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the $30 annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.



For funding options that were in existence prior to the date they became available under the Separate Account, the standardized average annual total return quotations may be accompanied by returns showing the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.



                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax advisor regarding your personal situation. For your information, a more detailed discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), and Keogh Plans and certain other qualified deferred compensation plans. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includable in your income. (See "Penalty Tax for Premature Distributions" below). There is income in the contract to the extent the cash value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rates, unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including requirements for mandatory distributions and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain tax-qualified plans.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS


Assets in the separate accounts, also referred to as segregated asset accounts must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includible annually in the Contract Owner's gross income.


The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.


                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in the State of Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company is an indirect wholly owned subsidiary of Travelers Group Inc., a financial services holding company. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.


IMSA



The Company is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contracts involving the sale and service of individual life insurance and annuity products.



YEAR 2000 COMPLIANCE



Generally, computer programs were designed without considering the impact of the upcoming change in the century. As a result, software and computer systems may need to be upgraded or replaced in order to comply with "Year 2000" requirements. If not corrected, these computer applications could fail or create erroneous results by or at the Year 2000. The business, financial condition, and results of operations of a company could be materially and adversely affected by the failure of its systems and applications (or those either provided or operated by third-parties) to properly operate or manage dates beyond the year 1999.

The Company has investigated the nature and extent of the work required for our computer systems to process beyond the turn of the century, and has made progress toward achieving this goal, including upgrading and/or replacing existing systems. We are confirming with our service providers that they are also in the process of replacing or modifying their systems with the same goal. We expect that our principal systems will be Year 2000 compliant by early 1999. While these efforts involve substantial costs, we closely monitor associated costs and continue to evaluate associated risks based on actual expenses. While it is likely that these efforts will be successful, if necessary modifications and conversions are not completed in a timely manner, the Year 2000 issue could have a material adverse effect on certain operations of the Company.



DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS



The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts will be sold by life insurance sales agents who represent the Company, and who are licensed registered representatives of the Company or certain other registered broker-dealers. Such sales representatives may receive compensation of up to 7% of the payments made under the Contracts.


From time to time the Company may pay or permit other promotional incentives, in cash, credit or other compensation.


Any sales representative or employee will have been qualified to sell Variable Annuities under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and all are members of the National Association of Securities Dealers, Inc. Tower Square Securities, Inc., an affiliate of the Company, is the principal underwriter for the Contracts; however, it is currently anticipated that Travelers Distribution Company, an affiliated broker-dealer, may become the principal underwriter for the Contracts during 1998.



CONFORMITY WITH STATE AND FEDERAL LAWS


The Contract is governed by the laws of the state in which it is delivered. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the company, the Contract or the contract owner is subject.


VOTING RIGHTS


The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS


There are no pending material legal proceedings affecting the Separate Account, the Principal Underwriter or the Company. Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this Prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Company.

                                   APPENDIX A
--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION
                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES


                                                                                                                  PERIOD FROM
                                                                                                                 JUNE 2, 1994
                                                YEAR ENDED            YEAR ENDED            YEAR ENDED         (EFFECTIVE DATE)
                                             DECEMBER 31, 1997     DECEMBER 31, 1996     DECEMBER 31, 1995         DE1994ER
                                            STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
---------------------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND INC.
 ALLIANCE GROWTH PORTFOLIO (6/94)*
 Unit Value at beginning of period          $ 1.785    $ 1.772    $  1.396   $ 1.390    $ 1.047    $ 1.046     $1.000     $1.000
 Unit Value at end of period                  2.276      2.254       1.785     1.772      1.396      1.390      1.047      1.046
 Number of units outstanding at end of
   period (thousands)                       144,307     30,063     123,294    27,251     79,334     20,571     16,522      7,338
 VAN KAMPEN AMERICAN CAPITAL ENTERPRISE
   PORTFOLIO (6/94)*
 Unit Value at beginning of period          $ 1.655    $ 1.643    $  1.362   $ 1.356    $ 1.039    $ 1.037     $1.000     $1.000
 Unit Value at end of period                  2.103      2.083       1.655     1.643      1.362      1.356      1.039      1.037
 Number of units outstanding at end of
   period (thousands)                        55,871     13,032      45,338    10,652     26,473      6,569      2,941      1,618
 TBC MANAGED INCOME PORTFOLIO (6/94)*
 Unit Value at beginning of period          $ 1.163    $ 1.154    $  1.142   $ 1.137    $ 0.997    $ 0.995     $1.000     $1.000
 Unit Value at end of period                  1.261      1.248       1.163     1.154      1.142      1.137      0.997      0.995
 Number of units outstanding at end of
   period (thousands)                        17,887      3,091      15,376     2,502     11,294      1,783      2,849        980
 G.T. GLOBAL STRATEGIC INCOME PORTFOLIO
   (6/94)*
 Unit Value at beginning of period          $ 1.316    $ 1.306    $  1.121   $ 1.116    $ 0.945    $ 0.944     $1.000     $1.000
 Unit Value at end of period                  1.397      1.383       1.316     1.306      1.121      1.116      0.945      0.944
 Number of units outstanding at end of
   period (thousands)                        12,834      2,883      11,505     2,795      6,840      2,180      2,400      1,063
 SMITH BARNEY HIGH INCOME PORTFOLIO (6/94)*
 Unit Value at beginning of period          $ 1.300    $ 1.291    $  1.162   $ 1.157    $ 0.988    $ 0.986     $1.000     $1.000
 Unit Value at end of period                  1.463      1.448       1.300     1.291      1.162      1.157      0.988      0.986
 Number of units outstanding at end of
   period (thousands)                        42,964      8,927      33,737     6,932     20,136      3,772      3,105      1,162
 SMITH BARNEY INTERNATIONAL EQUITY
   PORTFOLIO (6/94)*
 Unit Value at beginning of period          $ 1.222    $ 1.213    $  1.050   $ 1.046    $ 0.955    $ 0.954     $1.000     $1.000
 Unit Value at end of period                  1.240      1.228       1.222     1.213      1.050      1.046      0.955      0.954
 Number of units outstanding at end of
   period (thousands)                        87,411     18,731      77,554    16,662     47,317     12,187     14,141      5,898
 SMITH BARNEY LARGE CAP VALUE PORTFOLIO
   (6/94)* (formerly Smith Barney Income
   and Growth)
 Unit Value at beginning of period          $ 1.528    $ 1.517    $  1.291   $ 1.285    $ 0.981    $ 0.980     $1.000     $1.000
 Unit Value at end of period                  1.913      1.894       1.528     1.517      1.291      1.285      0.981      0.980
 Number of units outstanding at end of
   period (thousands)                        71,149     15,383      57,479    12,170     31,343      7,140      6,654      3,015
 SMITH BARNEY MONEY MARKET PORTFOLIO
   (6/94)*
 Unit Value at beginning of period          $ 1.098    $ 1.090    $  1.058   $ 1.054    $ 1.016    $ 1.014     $1.000     $1.000
 Unit Value at end of period                  1.140      1.129       1.098     1.090      1.058      1.054      1.016      1.014
 Number of units outstanding at end of
   period (thousands)                        38,097      8,619      49,672    10,176     36,637      9,063      7,171      3,748
 PUTNAM DIVERSIFIED INCOME PORTFOLIO
   (6/94)*
 Unit Value at beginning of period          $ 1.252    $ 1.243    $  1.170   $ 1.165    $ 1.009    $ 1.007     $1.000     $1.000
 Unit Value at end of period                  1.332      1.319       1.252     1.243      1.170      1.165      1.009      1.007
 Number of units outstanding at end of
   period (thousands)                        51,769     12,724      43,898    11,789     26,078      8,650      5,803      3,683
 SMITH BARNEY PACIFIC BASIN PORTFOLIO
   (6/94)*
 Unit Value at beginning of period          $ 0.983    $ 0.977    $  0.910   $ 0.906    $ 0.899    $ 0.898     $1.000     $1.000
 Unit Value at end of period                  0.700      0.693       0.983     0.977      0.910      0.906      0.899      0.898
 Number of units outstanding at end of
   period (thousands)                        10,584      3,228      10,513     3,487      6,024      2,351      1,842        978

                                                                                                                  PERIOD FROM
                                                                                                                 JUNE 2, 1994
                                                YEAR ENDED            YEAR ENDED            YEAR ENDED         (EFFECTIVE DATE)
                                             DECEMBER 31, 1997     DECEMBER 31, 1996     DECEMBER 31, 1995         DE1994ER
                                            STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
---------------------------------------------------------------------------------------------------------------------------------
 MFS TOTAL RETURN PORTFOLIO (6/94)*
 Unit Value at beginning of period          $ 1.376    $ 1.366    $  1.216   $ 1.211    $ 0.979    $ 0.977     $1.000     $1.000
 Unit Value at end of period                  1.648      1.632       1.376     1.366      1.216      1.211      0.979      0.977
 Number of units outstanding at end of
   period (thousands)                        83,829     17,373      68,236    14,690     41,813      9,473      9,099      3,479
 AIM CAPITAL APPRECIATION PORTFOLIO (6/94)*
 Unit Value at beginning of period          $ 1.088    $ 1.084    $  0.958   $ 0.957    $ 1.000    $ 1.000     $   --     $   --
 Unit Value at end of period                  1.206      1.198       1.088     1.084      0.958      0.957         --         --
 Number of units outstanding at end of
   period (thousands)                        91,234     15,591      71,085    12,862     20,366      5,394         --         --
GREENWICH STREET SERIES FUND:
 TOTAL RETURN PORTFOLIO (11/94)*
 Unit Value at beginning of period          $ 1.550    $ 1.541    $  1.251   $ 1.247    $ 1.010    $ 1.010     $1.000     $1.000
 Unit Value at end of period                  1.790      1.775       1.550     1.541      1.251      1.247      1.010      1.010
 Number of units outstanding at end of
   period (thousands)                        75,812     11,853      58,898     9,169     32,564      4,874      1,109        277
TRAVELERS SERIES TRUST:
 MFS EMERGING GROWTH PORTFOLIO (11/96)*
 Unit Value at beginning of period          $ 1.005    $ 1.005    $  1.000   $ 1.000    $    --    $    --     $   --     $   --
 Unit Value at end of period                  1.204      1.200       1.005     1.005         --         --         --         --
 Number of units outstanding at end of
   period (thousands)                        19,166      4,600       4,790       780         --         --         --         --
SMITH BARNEY CONCERT ALLOCATION SERIES
 INC.:
 SELECT HIGH GROWTH PORTFOLIO (3/97)*
 Unit Value at beginning of period          $ 1.000    $ 1.000    $     --   $    --    $    --    $    --     $   --     $   --
 Unit Value at end of period                  1.090      1.087          --        --         --         --         --         --
 Number of units outstanding at end of
   period (thousands)                           603        231          --        --         --         --         --         --
 SELECT GROWTH PORTFOLIO (3/97)*
 Unit Value at beginning of period          $ 0.995    $ 0.995    $     --   $    --    $    --    $    --     $   --     $   --
 Unit Value at end of period                  1.099      1.097          --        --         --         --         --         --
 Number of units outstanding at end of
   period (thousands)                         2,262      1,403          --        --         --         --         --         --
 SELECT BALANCED PORTFOLIO (3/97)*
 Unit Value at beginning of period          $ 1.000    $ 1.000    $     --   $    --    $    --    $    --     $   --     $   --
 Unit Value at end of period                  1.093      1.091          --        --         --         --         --         --
 Number of units outstanding at end of
   period (thousands)                         3,115        778          --        --         --         --         --         --
 SELECT CONSERVATIVE PORTFOLIO (3/97)*
 Unit Value at beginning of period          $ 1.000    $ 1.000    $     --   $    --    $    --    $    --     $   --     $   --
 Unit Value at end of period                  1.108      1.105          --        --         --         --         --         --
 Number of units outstanding at end of
   period (thousands)                           640        188          --        --         --         --         --         --
 SELECT INCOME PORTFOLIO (3/97)*
 Unit Value at beginning of period          $ 1.000    $ 1.000    $     --   $    --    $    --    $    --     $   --     $   --
 Unit Value at end of period                  1.106      1.104          --        --         --         --         --         --
 Number of units outstanding at end of
   period (thousands)                           425        279          --        --         --         --         --         --



* Reflects date money was first applied to this funding option through the Separate Account. Condensed financial information is shown as of this date.



The financial statements of Fund BD are contained in the Annual Report to Contract Owners, which is incorporated by reference in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the Statement of Additional Information.



Funding options not listed above were not yet available through the Separate Account as of December 31, 1997.

                                   APPENDIX B
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in Fund BD or any other separate account sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of Fund BD or any of the funding options does not affect the Fixed Account portion of the contract owner's contract value, or the dollar amount of fixed annuity payments made under any payout option.


We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited, less any applicable premium taxes or prior surrenders. If the contract owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable withdrawal charge as described under "Charges and Deductions" in this prospectus.


Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as the Company prospectively declares from time to time.


The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.


TRANSFERS


You may make transfers from the Fixed Account to any other available variable funding option(s) twice a year during the 30 days following the semiannual anniversary of the Contract effective date. The transfers are limited to an amount of up to 15% of the Fixed Account Value on the semiannual Contract effective date anniversary. (This restriction does not apply to transfers from the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to other funding options may not be transferred back to the Fixed Account for a period of at least 6 months from the date of transfer. We reserve the right to waive either of these restrictions.


Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging program.

                                   APPENDIX C

--------------------------------------------------------------------------------


ENHANCED DEATH BENEFIT FOR CONTRACTS ISSUED BEFORE JUNE 1, 1997. Under the enhanced death benefit, if the annuitant dies BEFORE AGE 75 and before the maturity date, the Company will pay to the beneficiary a death benefit equal to the greater of (1) the guaranteed death benefit, or (2) the contract value less any applicable premium tax or outstanding loans.



The guaranteed death benefit is equal to the purchase payments made to the Contract (minus surrenders and applicable premium tax) increased by 5% on each contract date anniversary, but not beyond the contract date anniversary following the annuitant's 75th birthday, with a maximum guaranteed death benefit of 200% of the total of purchase payments minus surrenders and outstanding loans and minus applicable premium tax.



IF THE ANNUITANT DIES ON OR AFTER AGE 75, BUT BEFORE AGE 85 and before the MATURITY DATE, the Company will pay to the beneficiary a death benefit in an amount equal to the greater of (1) the guaranteed death benefit as of the annuitant's 75th birthday, plus additional purchase payments, minus surrenders and applicable premium tax; or (2) the contract value less any applicable premium tax and outstanding loans.



IF THE ANNUITANT DIES ON OR AFTER AGE 85 but before the maturity date, the Company will pay to the Beneficiary a death benefit equal to the contract value less any applicable premium tax and outstanding loans.

                                   APPENDIX D

--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter
        Distribution and Management Agreement

        Performance Information

        Valuation of Assets

        Federal Tax Considerations


        Independent Accountants

        Financial Statements

-------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated May 1, 1998 (Form No. L-12253S) are available without charge. To request a copy, please clip this coupon on the dotted line, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183-9061.


Name:
--------------------------------------------------------------------------------
Address:
================================================================================

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                     PART B

          Information Required in a Statement of Additional Information

                                     VINTAGE

                       STATEMENT OF ADDITIONAL INFORMATION

                                      dated

                                   May 1, 1998

                                       for

                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY


This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 1998. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183-9061, or by calling 1-800-842-8573. This SAI should be read in conjunction with the accompaning 1997 Annual Report for the Fund.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY.....................................................     2

PRINCIPAL UNDERWRITER.....................................................     2

DISTRIBUTION AND MANAGEMENT AGREEMENT.....................................     3

PERFORMANCE INFORMATION...................................................     3

VALUATION OF ASSETS.......................................................     7

FEDERAL TAX CONSIDERATIONS................................................     8

INDEPENDENT ACCOUNTANTS...................................................    11

FINANCIAL STATEMENTS......................................................   F-1

                              THE INSURANCE COMPANY

        The Travelers Insurance Company (the "Company"), is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183, and its telephone number is (860) 277-0111.

        The Company is a wholly owned subsidiary of The Travelers Insurance Group Inc., which is indirectly owned through a wholly owned subsidiary, by Travelers Group Inc., a financial services holding company engaged, through its subsidiaries, principally in four business segments: (i) Investment Services;
(ii) Consumer Finance Services; (iii) Life Insurance Services; and (iv) Property and Casualty Insurance Services.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut. An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

        The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. Fund BD meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Fund BD are subject to the provisions of
Section 38a-433 of the Connecticut General Statutes which authorizes the Connecticut Insurance Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account.


                              PRINCIPAL UNDERWRITER


        Tower Square Securities, Inc. ("Tower Square"), an indirect wholly-owned subsidiary of the Company, serves as principal underwriter for Fund BD and the Contracts. The offering is continuous. Tower Square's principal executive offices are located at One Tower Square, Hartford, Connecticut. It is anticipated that, Travelers Distribution Company, an affiliated broker-dealer, will become the principal underwriter during 1998.

                      DISTRIBUTION AND MANAGEMENT AGREEMENT

        Under the terms of the Distribution and Management Agreement among Fund BD, the Company and Tower Square, the Company provides all administrative services and mortality and expense risk guarantees related to variable annuity contracts sold by the Company in connection with Fund BD. Tower Square performs the sales functions related to the Contracts. The Company reimburses Tower Square for commissions paid, other sales expenses and certain overhead expenses connected with sales functions. The Company also pays all costs (including costs associated with the preparation of sales literature); all costs of qualifying Fund BD and the variable annuity contract with regulatory authorities; the costs of proxy solicitation; and all custodian, accountant's and legal fees. The Company also provides without cost to Fund BD all necessary office space, facilities, and personnel to manage its affairs.


                             PERFORMANCE INFORMATION

        From time to time, the Company may advertise several types of historical performance for the funding options of Fund BD. The Company may advertise the "standardized average annual total returns" of the funding options available through the Separate Account, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the "nonstandardized total returns," as described below:

        STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is allocated to the funding option, and then related to ending redeemable values over one-, five- and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. If a Funding Option has been in existence for less than one year, the "since inception" total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge ($30) is converted to a percentage of assets based on the actual fee collected, divided by the average net assets per contract sold under the Prospectus to which this SAI relates. Each quotation assumes a total redemption at the end of each period with the assessment of any applicable withdrawal charge at that time.


        NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandard total returns will not reflect the deduction of the $30 annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

        For funding options that were in existence prior to the date they became available under Fund BD, the standardized average annual total return quotations may be accompanied by returns showing the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held available under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

        GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of Fund BD and the funding options.

        Average annual total returns for each of the funding options available under Fund BD computed according to the standardized and non-standardized methods for the period ending December 31, 1997 are set forth in the following table.

             TOTAL RETURN CALCULATIONS - FUNDING OPTIONS OF FUND BD



                                                           STANDARD DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------------
                            STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS                     NONSTANDARDIZED TOTAL RETURNS
                           (taking into account all charges and fees)          (taking into account all charges and fees except
                                                                          deferred sales charges and contract administrative charge)
-----------------------------------------------------------------------------------------------------------------------------------
            PORTFOLIO NAME              SUBACCOUNT   1 YEAR     5 YEAR    10 YEAR     FUND      1 YEAR     3 YEAR  5 YEAR  10 YEAR
                                        INCEPTION                                   INCEPTION
                                         DATE (1)                                   DATE (2)
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
   Small Cap Portfolio                    5/1/98          --        --        --      8/31/90       --         --       --      --
GREENWICH STREET SERIES FUND
   Total Return Portfolio               11/21/94        9.46%    19.90%*      --      12/3/93    15.48%     20.88%   17.47%*    --
SALOMON BROTHERS VARIABLE SERIES
FUNDS, INC.
   Salomon Brothers Total Return Fund     5/1/98          --        --        --      1/2/98        --         --       --      --
   Salomon Brothers Variable              5/1/98          --        --        --      1/2/98        --         --       --      --
      Investors Fund
SMITH BARNEY CONCERT ALLOCATION
SERIES, INC.
   Concert Select Balanced Portfolio     3/10/97        3.29%*      --        --      3/10/97     9.31%*       --       --      --
   Concert Select Conservative           3/10/97        4.75%*      --        --      3/10/97    10.76%*       --       --      --
      Portfolio
   Concert Select Growth Portfolio       3/10/97        3.90%*      --        --      3/10/97     9.92%*       --       --      --
   Concert Select High Growth            3/10/97        2.94%*      --        --      3/10/97     8.96%*       --       --      --
      Portfolio
   Concert Select Income Portfolio       3/10/97        4.58%*      --        --      3/10/97    10.59%*       --       --      --
TRAVELERS SERIES FUND, INC.
   AIM Capital Appreciation Portfolio   10/10/95        4.83%     6.29%*      --       10/95     10.85%      8.85%*     --      --
   Alliance Growth Portfolio             6/20/94       21.51%    25.71%*      --      6/20/94    27.53%     29.51%   26.20% *   --
   G.T. Global Strategic Income          6/20/94        0.14%     9.23%*      --      6/20/94     6.16%     13.90%    9.93% *   --
      Portfolio
   MFS Total Return Portfolio            6/20/94       13.76%    14.56%*      --      6/20/94    19.78%     18.95%   15.19% *   --
   Putnam Diversified Income Portfolio   6/20/94        0.42%     7.74%*      --      6/20/94     6.44%      9.72%    8.46% *   --
   Smith Barney High Income Portfolio    6/20/94        6.51%    10.70%*      --      6/20/94    12.53%     13.97%   11.38% *   --
   Smith Barney International Equity     6/20/94       -4.51%     5.53%*      --      6/20/94     1.51%      9.10%    6.28% *   --
      Portfolio
   Smith Barney Large Cap Growth          5/1/98          --        --        --      2/28/98       --         --       --      --
      Portfolio
   Smith Barney Large Cap Value          6/20/94       19.14%    19.58%*      --      6/20/94    25.16%     24.88%   20.14% *   --
      Portfolio
   Smith Barney Money Market             6/20/94       -2.14%     2.98%*      --      6/20/94     3.87%      3.92%    3.78% *   --
      Portfolio
   Smith Barney Pacific Basin            6/20/94      -33.15%   -10.42%*      --      6/20/94   -28.87%     -8.02%   -9.62% *   --
      Portfolio
   TBC Managed Income Portfolio          6/20/94        2.43%     6.07%*      --      6/20/94     8.45%      8.14%    6.82% *   --
   Van Kampen Amer. Cap. Enterprise      6/20/94       21.09%    22.91%*      --      6/20/94    27.11%     26.49%   23.43% *   --
      Portfolio
THE TRAVELERS SERIES TRUST
   Convertible Bond Portfolio             5/1/98          --        --        --      5/1/98        --         --       --      --
   Disciplined Mid Cap Stock Portfolio    5/1/98          --        --        --      5/1/98        --         --       --      --
   Disciplined Small Cap Stock            5/1/98          --        --        --      5/1/98        --         --       --      --
      Portfolio
   MFS Emerging Growth Portfolio         8/30/96       13.76%    13.19%*      --      8/30/96    19.78%     19.25%*    --       --
   MFS Research Portfolio                 5/1/98          --        --        --      3/23/98       --         --      --       --
   Strategic Stock Portfolio              5/1/98          --        --        --      5/1/98        --         --      --       --
-----------------------------------------------------------------------------------------------------------------------------------


                               * Since inception.

             TOTAL RETURN CALCULATIONS - FUNDING OPTIONS OF FUND BD





                                                           ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------------
                            STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS                     NONSTANDARDIZED TOTAL RETURNS
                           (taking into account all charges and fees)          (taking into account all charges and fees except
                                                                          deferred sales charges and contract administrative charge)
-----------------------------------------------------------------------------------------------------------------------------------
            PORTFOLIO NAME              SUBACCOUNT   1 YEAR     5 YEAR    10 YEAR     FUND      1 YEAR     3 YEAR  5 YEAR  10 YEAR
                                        INCEPTION                                   INCEPTION
                                         DATE (1)                                   DATE (2)
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
   Small Cap Portfolio                    5/1/98          --        --        --      8/31/90       --         --       --      --
                                                          --        --        --      8/31/90       --         --       --      --
GREENWICH STREET SERIES FUND
   Total Return Portfolio                  11/94        9.14%    19.56%*      --       12/93     15.16%     20.54%    7.15%*    --
SALOMON BROTHERS VARIABLE SERIES
FUNDS, INC.
   Salomon Brothers Total Return Fund     5/1/98          --        --        --      1/2/98
   Salomon Brothers Variable              5/1/98          --        --        --      1/2/98        --         --       --      --
Investors Fund
SMITH BARNEY CONCERT ALLOCATION
SERIES, INC.
   Concert Select Balanced Portfolio     3/10/97        3.04%*      --        --      3/10/97     9.06%*       --       --      --
   Concert Select Conservative           3/10/97        4.51%*      --        --      3/10/97    10.53%*       --       --      --
       Portfolio
   Concert Select Growth Portfolio       3/10/97        3.66%*      --        --      3/10/97     9.67%*       --       --      --
   Concert Select High Growth            3/10/97        2.69%*      --        --      3/10/97     8.71%*       --       --      --
       Portfolio
   Concert Select Income Portfolio       3/10/97        4.34%*      --        --      3/10/97    10.36%*       --       --      --
TRAVELERS SERIES FUND, INC.
   AIM Capital Appreciation Portfolio   10/10/95        4.52%      5.97%*     --       10/95     10.54%      8.47%*      --     --
   Alliance Growth Portfolio             6/20/94       21.15%     25.35%*     --      6/20/94    27.17%     29.14%    25.85%*   --
   G.T. Global Strategic Income          6/20/94       -0.16%      8.92%*     --      6/20/94     5.86%     13.58%     9.62%*   --
        Portfolio
   MFS Total Return Portfolio            6/20/94       13.42%     14.24%*     --      6/20/94    19.45%     18.62%    14.86%*   --
   Putnam Diversified Income Portfolio   6/20/94        0.13%      7.43%*     --      6/20/94     6.14%      9.41%     8.15%*   --
   Smith Barney High Income Portfolio    6/20/94        6.20%     10.39%*     --      6/20/94    12.22%     13.65%    11.07%*   --
   Smith Barney International Equity     6/20/94       -4.80%      5.22%*     --      6/20/94     1.22%      8.79%     5.99%*   --
       Portfolio
   Smith Barney Large Cap Growth              --          --        --                    --        --         --       --      --
       Portfolio
   Smith Barney Large Cap Value          6/20/94       18.79%     19.24%*     --      6/20/94    24.81%     24.53%    19.80%*   --
       Portfolio
   Smith Barney Money Market             6/20/94       -2.44%      2.68%*     --      6/20/94     3.58%      3.63%     3.49%*   --
       Portfolio
   Smith Barney Pacific Basin            6/20/94      -33.33%    -10.67%*     --      6/20/94   -29.07%     -8.28%    -9.87%*   --
       Portfolio
   TBC Managed Income Portfolio          6/20/94        2.13%      5.76%*     --      6/20/94     8.15%      7.84%     6.52%*   --
   Van Kampen Amer. Cap. Enterprise      6/20/94       20.73%    22.56%*     --       6/20/94    26.75%     26.14%    23.09%*   --
       Portfolio
THE TRAVELERS SERIES TRUST
   Convertible Bond Portfolio             5/1/98          --        --        --      5/1/98        --         --       --      --
   Disciplined Mid Cap Stock Portfolio    5/1/98          --        --        --      5/1/98        --         --       --      --
   Disciplined Small Cap Stock            5/1/98          --        --        --      5/1/98        --         --       --      --
       Portfolio
   MFS Emerging Growth Portfolio         8/30/96       13.43%    12.84%*      --      8/30/96    19.45%     18.91%*     --      --
   MFS Research Portfolio                 5/1/98          --        --        --      3/23/98       --         --       --      --
   Strategic Stock Portfolio              5/1/98          --        --        --       5/1/98       --         --       --      --
-----------------------------------------------------------------------------------------------------------------------------------

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each funding option is determined on each business as of the close of the New York Stock Exchange. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

        Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

        Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

        Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a funding option from one valuation period to the next. The net investment factor for a funding option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable funding option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a funding option is equal to (a) minus (b), divided by (c) where:

    (a) = investment income plus capital gains and losses (whether realized or unrealized);
    (b) = any deduction for applicable taxes (presently zero); and
    (c) = the value of the assets of the funding option at the beginning of the valuation period.

        The gross investment rate may be either positive or negative. A funding option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each funding option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each funding option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit Value applicable to each funding option was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                           FEDERAL TAX CONSIDERATIONS

        The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract. For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

        Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which a participant under a qualified plan, a Section 403(b) annuity, or an IRA attains age 70 1/2. Distributions must also begin or be continued according to required patterns following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

        Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases in the value of the contract are generally deferred from tax until distribution. If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), the increases in value attributable to purchase payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, all deferred increases in value will be includable in the income of a contract owner when the contract owner transfers the contract without adequate consideration.

        If two or more annuity contracts are purchased from the same insurer within the same calendar year, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

        Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

        The federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. Failure to meet these requirements will cause the surviving joint owner, or the beneficiary to lose the tax benefits associated with annuity contracts, i.e., primarily the tax deferral prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced.

INDIVIDUAL RETIREMENT ANNUITIES

        To the extent of earned income for the year and not exceeding $2,000 per individual, an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $4,000.

        The Code provides for the purchase of a Simplified Employee Pension
(SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $30,000 for each participant.

SIMPLE Plan IRA Form

        Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to $6,000. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution of 100% on the first 3% or 7% contribution for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.


ROTH IRAS

        Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations ($2,000 per year for annual contributions), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

        Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

        Under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

        Distributions are taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Certain lump-sum distributions may be eligible for special forward averaging tax treatment for certain classes of individuals.

FEDERAL INCOME TAX WITHHOLDING

        The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

    There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

    (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

    (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

    (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law.

        A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

    To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.


3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
   YEAR)

    The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 1998, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $15,200 or less per year, will generally be exempt from periodic withholding.


        Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

        Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.

                             INDEPENDENT ACCOUNTANTS


        Financial statements as of and for the year ended December 31, 1997 of Fund BD, included in the Annual Report incorporated by reference in this SAI, have been incorporated herein in reliance on the report of Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing.

        The consolidated financial statements of The Travelers Insurance Company and Subsidiaries as of December 31, 1997 and 1996, and for each of the years in the three-year period ended December 31, 1997, have been included herein in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                       THIS PAGE INTENTIONALLY LEFT BLANK

ANNUAL REPORT
DECEMBER 31, 1997












                             THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES












[TRAVELERS LIFE & ANNUITY LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997

ASSETS:
   Investments in eligible funds at market value:
     Travelers Series Fund Inc., 135,192,899 shares (cost $1,087,810,499)                     $1,405,207,502
     The Travelers Series Trust, 2,275,828 shares (cost $26,559,568)                              28,584,396
     Greenwich Street Series Fund, 8,896,982 shares (cost $125,872,665)                          156,764,826
     Smith Barney Concert Allocation Series Inc., 973,535 shares (cost $10,543,838)               10,883,052
                                                                                              ---------------

         Total Investments (cost $1,250,786,570)                                                                   $1,601,439,776

   Receivables:
     Dividends                                                                                                             96,514
     Purchase payments and transfers from other Travelers accounts                                                      1,286,970
   Other assets                                                                                                               660
                                                                                                                   --------------

       Total Assets                                                                                                 1,602,823,920
                                                                                                                   --------------

LIABILITIES:
   Payable for contract surrenders and transfers to other Travelers accounts                                            1,105,055
   Accrued liabilities                                                                                                    106,246
                                                                                                                  ---------------

       Total Liabilities                                                                                                 1,211,301
                                                                                                                   ---------------

NET ASSETS:                                                                                                         $1,601,612,619
                                                                                                                   ===============


                       See Notes to Financial Statements

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME:
   Dividends                                                                                         $  9,991,782

EXPENSES:
   Insurance charges                                                            $  14,861,228
   Administrative fees                                                              2,087,661
                                                                                -------------

     Total expenses                                                                                    16,948,889
                                                                                                     ------------

       Net investment loss                                                                              (6,957,107)
                                                                                                     -------------

REALIZED GAIN AND CHANGE IN UNREALIZED GAIN ON
    INVESTMENTS:
   Realized gain from investment transactions:
     Proceeds from investments sold                                               126,237,914
     Cost of investments sold                                                     109,741,686
                                                                                -------------
       Net realized gain                                                                               16,496,228

   Change in unrealized gain on investments:
     Unrealized gain at December 31, 1996                                         149,706,480
     Unrealized gain at December 31, 1997                                         350,653,206
                                                                                -------------

       Net change in unrealized gain for the year                                                      200,946,726
                                                                                                     -------------

         Net realized gain and change in unrealized gain                                               217,442,954
                                                                                                     -------------

   Net increase in net assets resulting from operations                                              $ 210,485,847
                                                                                                     =============

                       See Notes to Financial Statements

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                                        1997                1996
                                                                                        ----                ----
OPERATIONS:
   Net investment income (loss)                                                  $      (6,957,107)  $     19,566,875
   Net realized gain from investment transactions                                       16,496,228          2,514,864
   Net change in unrealized gain on investments                                        200,946,726        116,620,455
                                                                                 ------------------  -----------------

     Net increase in net assets resulting from operations                              210,485,847        138,702,194
                                                                                 ------------------  -----------------

UNIT TRANSACTIONS:
   Participant purchase payments
     (applicable to 173,653,228 and 309,302,224 units, respectively)                   247,618,592        383,170,981
   Participant transfers from other Travelers accounts
     (applicable to 197,508,694 and 144,063,150 units, respectively)                   271,785,612        180,135,696
   Administrative charges
     (applicable to 161,299 and 151,433 units, respectively)                              (255,069)          (194,398)
   Contract surrenders
     (applicable to 30,642,711 and 16,185,043 units, respectively)                     (46,085,851)       (20,667,720)
   Participant transfers to other Travelers accounts
     (applicable to 166,674,925 and 97,380,805 units, respectively)                   (209,625,801)      (112,209,151)
   Other payments to participants
     (applicable to 8,039,959 and 6,579,537 units, respectively)                       (12,044,229)        (8,630,013)
                                                                                 ------------------  -----------------

       Net increase in net assets resulting from unit transactions                     251,393,254        421,605,395
                                                                                 ------------------  -----------------

         Net increase in net assets                                                    461,879,101        560,307,589

NET ASSETS:
   Beginning of year                                                                 1,139,733,518        579,425,929
                                                                                 ------------------  -----------------

   End of year                                                                   $   1,601,612,619   $  1,139,733,518
                                                                                 ==================  =================


                       See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund BD for Variable Annuities ("Fund BD") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Fund BD is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

Participant purchase payments applied to Fund BD are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1997, the eligible funds available under Fund BD are: Alliance Growth Portfolio, Van Kampen American Capital Enterprise Portfolio, TBC Managed Income Portfolio, G.T. Global Strategic Income Portfolio, Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, Smith Barney Income and Growth Portfolio, Smith Barney Money Market Portfolio, Putnam Diversified Income Portfolio, Smith Barney Pacific Basin Portfolio, MFS Total Return Portfolio, and AIM Capital Appreciation Portfolio of Travelers Series Fund Inc.; MFS Emerging Growth Portfolio of The Travelers Series Trust; Total Return Portfolio of Greenwich Street Series Fund (formerly Smith Barney Series
Fund); and Select High Growth Portfolio, Select Growth Portfolio, Select Balanced Portfolio, Select Conservative Portfolio and Select Income Portfolio of Smith Barney Concert Allocation Series Inc. Travelers Series Fund Inc. and Smith Barney Concert Allocation Series Inc. are incorporated under Maryland law. The Travelers Series Trust and Greenwich Street Series Fund are registered as Massachusetts business trusts. All eligible funds are managed by affiliates of The Travelers. Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Fund BD in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES. The operations of Fund BD form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund BD. Fund BD is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $372,056,250 and $126,237,914, respectively, for the year ended December 31, 1997. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $1,250,786,570 at December 31, 1997. Gross unrealized appreciation for all investments at December 31, 1997 was $354,115,223. Gross unrealized depreciation for all investments at December 31, 1997 was $3,462,017.

3.  CONTRACT CHARGES

Insurance charges are paid for the mortality and expense risks assumed by The Travelers. For contracts with a standard death benefit provision, these charges are equivalent to 1.02% of the average net assets of Fund BD on an annual basis. For contracts with an enhanced death benefit provision, these charges are equivalent to 1.30% of the average net assets of Fund BD on an annual basis.

Administrative fees are paid for administrative expenses incurred by The Travelers. This charge is equivalent to 0.15% of the average net assets of Fund BD on an annual basis.

For contracts in the accumulation phase with a contract value less than $40,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover contract administrative charges.

No sales charge is deducted from participant purchase payments when they are received. However, The Travelers generally assesses a contingent deferred sales charge of up to 6% if a participant's purchase payment is surrendered within six years of its payment date. Contract surrender payments include $1,016,421 and $407,279 of contingent deferred sales charges for the years ended December 31, 1997 and 1996, respectively.

4.  NET CONTRACT OWNERS' EQUITY

                                                                           DECEMBER 31, 1997
                                                       -------------------------------------------------------
                                                       ACCUMULATION    ANNUITY          UNIT           NET
                                                          UNITS        UNITS            VALUE         ASSETS
                                                          -----        -----            -----        ------
TRAVELERS SERIES FUND INC.
   Alliance Growth Portfolio
     Standard                                          144,292,812      13,916      $   2.276      $328,468,830
     Enhanced                                           30,063,294          --          2.254        67,755,783
   Van Kampen American Capital Enterprise Portfolio
     Standard                                           55,871,473          --          2.103       117,512,237
     Enhanced                                           13,032,150          --          2.083        27,140,339
   TBC Managed Income Portfolio
     Standard                                           17,886,675          --          1.261        22,550,485
     Enhanced                                            3,090,967          --          1.248         3,858,804
   G.T. Global Strategic Income Portfolio
     Standard                                           12,826,830       7,275          1.397        17,927,028
     Enhanced                                            2,883,105          --          1.383         3,987,606
   Smith Barney High Income Portfolio
     Standard                                           42,964,010          --          1.463        62,840,288
     Enhanced                                            8,914,618      11,992          1.448        12,927,635
   Smith Barney International Equity Portfolio
     Standard                                           87,384,896      25,871          1.240       108,414,825
     Enhanced                                           18,730,554          --          1.228        23,002,327
   Smith Barney Income and Growth Portfolio
     Standard                                           71,149,294          --          1.913       136,076,848
     Enhanced                                           15,382,871          --          1.894        29,130,724
   Smith Barney Money Market Portfolio
     Standard                                           38,096,919          --          1.140        43,436,024
     Enhanced                                            8,609,673       9,223          1.129         9,730,021
   Putnam Diversified Income Portfolio
     Standard                                           51,751,252      17,907          1.332        68,970,333
     Enhanced                                           12,712,755      11,025          1.319        16,784,534
   Smith Barney Pacific Basin Portfolio
     Standard                                           10,573,470      10,986          0.700         7,404,811
     Enhanced                                            3,228,190          --          0.693         2,236,205
   MFS Total Return Portfolio
     Standard                                           83,810,525      18,274          1.648       138,162,176
     Enhanced                                           17,373,326          --          1.632        28,352,172
   AIM Capital Appreciation Portfolio
     Standard                                           91,233,697          --          1.206       110,022,870
     Enhanced                                           15,590,753          --          1.198        18,684,637

THE TRAVELERS SERIES TRUST
   MFS Emerging Growth Portfolio
     Standard                                           19,165,838          --          1.204        23,079,313
     Enhanced                                            4,600,192          --          1.200         5,521,440

GREENWICH STREET SERIES FUND
   Total Return Portfolio
     Standard                                           75,811,595          --          1.790       135,717,180
     Enhanced                                           11,852,617          --          1.775        21,034,830

SMITH BARNEY CONCERT ALLOCATION SERIES INC.
   Select High Growth Portfolio
     Standard                                              602,892          --          1.090           656,883
     Enhanced                                              230,988          --          1.087           251,101
   Select Growth Portfolio
     Standard                                            2,261,767          --          1.099         2,486,125
     Enhanced                                            1,403,455          --          1.097         1,539,181
   Select Balanced Portfolio
     Standard                                            3,114,900          --          1.093         3,404,772
     Enhanced                                              777,806          --          1.091           848,265
   Select Conservative Portfolio
     Standard                                              640,107          --          1.108           709,010
     Enhanced                                              188,414          --          1.105           208,247
   Select Income Portfolio
     Standard                                              425,391          --          1.106           470,457
     Enhanced                                              279,345          --          1.104           308,273
                                                                                                    -----------

Net Contract Owners' Equity                                                                      $1,601,612,619
                                                                                                 ==============

5.  STATEMENT OF INVESTMENTS

INVESTMENT OPTIONS                                                                  NO. OF                    MARKET
                                                                                    SHARES                    VALUE
                                                                              -------------------       -------------------
   TRAVELERS SERIES FUND INC. (87.7%)
     Alliance Growth Portfolio (Cost $260,522,008)                                    18,305,318        $      396,310,131
     Van Kampen American Capital Enterprise Portfolio (Cost $102,564,107)              7,115,116               144,650,317
     TBC Managed Income Portfolio (Cost $24,513,523)                                   2,249,351                26,407,384
     G.T. Global Strategic Income Portfolio (Cost $19,357,902)                         1,722,888                21,984,053
     Smith Barney High Income Portfolio (Cost $65,033,343)                             5,616,738                75,713,633
     Smith Barney International Equity Portfolio (Cost $115,505,604)                  10,235,175               132,033,755
     Smith Barney Income and Growth Portfolio (Cost $118,852,689)                      8,660,484               165,155,439
     Smith Barney Money Market Portfolio (Cost $52,211,639)                           52,211,639                52,211,639
     Putnam Diversified Income Portfolio (Cost $78,013,256)                            6,883,005                85,762,238
     Smith Barney Pacific Basin Portfolio (Cost $13,301,097)                           1,360,869                 9,839,080
     MFS Total Return Portfolio (Cost $127,242,368)                                   10,430,108               166,464,516
     AIM Capital Appreciation Portfolio (Cost $110,692,963)                           10,402,208               128,675,317
                                                                              -------------------       -------------------
       Total (Cost $1,087,810,499)                                                   135,192,899             1,405,207,502
                                                                              -------------------       -------------------

   THE TRAVELERS SERIES TRUST (1.8%)
     MFS Emerging Growth Portfolio
       Total (Cost $26,559,568)                                                        2,275,828                28,584,396
                                                                              -------------------       -------------------

   GREENWICH STREET SERIES FUND (9.8%)
     Total Return Portfolio
       Total (Cost $125,872,665)                                                       8,896,982               156,764,826
                                                                              -------------------       -------------------

   SMITH BARNEY CONCERT ALLOCATION SERIES INC. (0.7%)
     Select High Growth Portfolio (Cost $890,722)                                         82,475                   908,045
     Select Growth Portfolio (Cost $3,908,192)                                           359,748                 4,025,583
     Select Balanced Portfolio (Cost $4,107,069)                                         379,761                 4,253,321
     Select Conservative Portfolio (Cost $887,097)                                        81,830                   917,319
     Select Income Portfolio (Cost $750,758)                                              69,721                   778,784
                                                                              -------------------       -------------------
       Total (Cost $10,543,838)                                                          973,535                10,883,052
                                                                              -------------------       -------------------

TOTAL INVESTMENT OPTIONS (100%)
   (COST $1,250,786,570)                                                                                $    1,601,439,776
                                                                                                        ===================

6. SCHEDULE OF FUND BD OPERATIONS AND CHANGES IN NET ASSETS
   FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                                                 VAN KAMPEN
                                                                                               AMERICAN CAPITAL
                                                          ALLIANCE GROWTH PORTFOLIO          ENTERPRISE PORTFOLIO
                                                        ------------------------------   ------------------------------
                                                             1997            1996             1997            1996
                                                             ----            ----             ----            ----
INVESTMENT INCOME:
Dividends                                               $           -   $   9,816,609    $           -   $     289,639
                                                        --------------  --------------   --------------  --------------

EXPENSES:
Insurance charges                                           3,484,456       2,169,443        1,307,064         751,363
Administrative fees                                           489,067         303,331          182,856         104,909
                                                        --------------  --------------   --------------  --------------
      Net investment income (loss)                         (3,973,523)      7,343,835       (1,489,920)       (566,633)
                                                        --------------  --------------   --------------  --------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold                          9,474,065       3,105,789        4,920,636         627,969
    Cost of investments sold                                5,149,051       2,042,913        2,725,362         435,377
                                                        --------------  --------------   --------------  --------------

      Net realized gain (loss)                              4,325,014       1,062,876        2,195,274         192,592
                                                        --------------  --------------   --------------  --------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year               55,466,067      13,022,560       15,559,508       2,189,023
    Unrealized gain (loss) end of year                    135,788,123      55,466,067       42,086,210      15,559,508
                                                        --------------  --------------   --------------  --------------

      Net change in unrealized gain (loss) for the year    80,322,056      42,443,507       26,526,702      13,370,485
                                                        --------------  --------------   --------------  --------------

Net increase (decrease) in net assets
      resulting from operations                            80,673,547      50,850,218       27,232,056      12,996,444
                                                        --------------  --------------   --------------  --------------



UNIT TRANSACTIONS:
Participant purchase payments                              40,562,814      61,004,662       18,439,770      26,547,791
Participant transfers from other Travelers accounts        43,204,274      35,105,480       19,182,622      13,168,168
Administrative charges                                        (61,775)        (50,141)         (20,788)        (15,153)
Contract surrenders                                       (10,464,529)     (4,437,655)      (3,078,021)     (1,434,621)
Participant transfers to other Travelers accounts         (23,241,706)    (11,489,385)      (8,857,958)     (3,275,514)
Other payments to participants                             (2,805,494)     (1,941,149)        (767,624)       (425,382)
                                                        --------------  --------------   --------------  --------------

    Net increase (decrease) in net assets resulting
      from unit transactions                               47,193,584      78,191,812       24,898,001      34,565,289
                                                        --------------  --------------   --------------  --------------

      Net increase (decrease) in net assets               127,867,131     129,042,030       52,130,057      47,561,733



NET ASSETS:
    Beginning of year                                     268,357,482     139,315,452       92,522,519      44,960,786
                                                        --------------  --------------   --------------  --------------

    End of year                                         $ 396,224,613   $ 268,357,482    $ 144,652,576   $  92,522,519
                                                        ==============  ==============   ==============  ==============


                                                                    TBC MANAGED
                                                                 INCOME PORTFOLIO
                                                           ------------------------------
                                                                1997            1996
                                                                ----            ----
INVESTMENT INCOME:
Dividends                                                  $           -  $      902,359
                                                           -------------- ---------------

EXPENSES:
Insurance charges                                                250,737         199,423
Administrative fees                                               35,401          28,191
                                                           -------------- ---------------
      Net investment income (loss)                              (286,138)        674,745
                                                           -------------- ---------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold                             3,174,260       1,963,926
    Cost of investments sold                                   2,802,179       1,832,633
                                                           -------------- ---------------

      Net realized gain (loss)                                   372,081         131,293
                                                           -------------- ---------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year                      19,488         392,297
    Unrealized gain (loss) end of year                         1,893,861          19,488
                                                           -------------- ---------------

      Net change in unrealized gain (loss) for the year        1,874,373        (372,809)
                                                           -------------- ---------------

Net increase (decrease) in net assets
      resulting from operations                                1,960,316         433,229
                                                           -------------- ---------------



UNIT TRANSACTIONS:
Participant purchase payments                                  2,963,399       5,994,394
Participant transfers from other Travelers accounts            4,845,290       2,753,639
Administrative charges                                            (3,244)         (2,971)
Contract surrenders                                             (858,530)       (511,153)
Participant transfers to other Travelers accounts             (3,106,909)     (2,333,056)
Other payments to participants                                  (154,410)       (492,301)
                                                           -------------- ---------------

    Net increase (decrease) in net assets resulting
      from unit transactions                                   3,685,596       5,408,552
                                                           -------------- ---------------

      Net increase (decrease) in net assets                    5,645,912       5,841,781



NET ASSETS:
    Beginning of year                                         20,763,377      14,921,596
                                                           -------------- ---------------

    End of year                                            $  26,409,289  $   20,763,377
                                                           ============== ===============

 G.T. GLOBAL STRATEGIC                     SMITH BARNEY                    SMITH BARNEY                  SMITH BARNEY INCOME
       INCOME PORTFOLIO                HIGH INCOME PORTFOLIO       INTERNATIONAL EQUITY PORTFOLIO        AND GROWTH PORTFOLIO
-------------------------------    ------------------------------  ------------------------------    -----------------------------
       1997           1996              1997            1996           1997            1996              1997           1996
       ----           ----              ----            ----           ----            ----              ----           ----

$             -   $  1,482,115     $           -   $   2,988,430   $           -   $     116,506     $           -   $  2,370,046
----------------  -------------    --------------  - ------------  --------------  --------------    - ------------  -------------


        221,824        152,906           686,729         438,067       1,403,546         985,087         1,469,919        829,045
         31,000         21,322            96,473          61,547         197,028         137,895           206,252        116,092
----------------  -------------    --------------  --------------  --------------  --------------    -------------- --------------
       (252,824)     1,307,887          (783,202)      2,488,816      (1,600,574)     (1,006,476)       (1,676,171)     1,424,909
----------------  -------------    --------------  --------------  --------------  --------------    -------------- --------------




      2,546,069        401,825         2,222,703       1,164,676      11,259,771         747,728         4,461,821        588,953
      2,087,531        352,981         1,757,816       1,038,182       8,709,043         623,511         2,571,412        402,651
----------------  -------------    --------------  --------------  --------------  --------------    -------------- --------------

        458,538         48,844           464,887         126,494       2,550,728         124,217         1,890,409        186,302
----------------  -------------    --------------  --------------  --------------  --------------    -------------- --------------


      1,652,102        607,235         2,832,124         684,556      16,240,626       2,744,085        16,956,550      5,357,875
      2,626,151      1,652,102        10,680,290       2,832,124     16,528,151      16,240,626        46,302,750     16,956,550
----------------  -------------    --------------  --------------  --------------  --------------    -------------- --------------

        974,049      1,044,867         7,848,166       2,147,568         287,525      13,496,541        29,346,200     11,598,675
----------------  -------------    --------------  --------------  --------------  --------------    -------------- --------------


      1,179,763      2,401,598         7,529,851       4,762,878       1,237,679      12,614,282        29,560,438     13,209,886
----------------  -------------    --------------  --------------  --------------  --------------    -------------- --------------




      3,488,404      5,288,275        14,060,749      19,997,369      13,876,805      28,969,297        22,844,428     35,890,271
      2,136,289      2,019,060         9,013,865       5,668,106      24,134,536      17,689,935        19,144,090     12,396,460
         (3,389)        (3,076)           (9,461)         (6,641)        (26,800)        (24,379)          (20,833)       (15,158)
       (895,332)      (351,124)       (2,497,808)     (1,305,418)     (4,180,951)     (1,875,077)       (4,621,117)    (1,607,648)
     (2,567,154)      (559,024)       (4,280,069)     (3,650,986)    (17,621,021)     (4,085,495)       (7,103,621)    (2,526,626)
       (214,379)      (102,212)         (845,148)       (438,913)       (980,736)       (747,726)         (896,987)      (679,755)
----------------  -------------    --------------  --------------  --------------  --------------    -------------- --------------


      1,944,439      6,291,899        15,442,128      20,263,517      15,201,833      39,926,555        29,345,960     43,457,544
----------------  -------------    --------------  --------------  --------------  --------------    -------------- --------------

      3,124,202      8,693,497        22,971,979      25,026,395      16,439,512      52,540,837        58,906,398     56,667,430




     18,790,432     10,096,935        52,795,944      27,769,549     114,977,640      62,436,803       106,301,174     49,633,744
----------------  -------------    --------------  --------------  --------------  --------------    -------------- --------------

 $   21,914,634   $ 18,790,432     $  75,767,923   $  52,795,944   $ 131,417,152   $ 114,977,640     $ 165,207,572  $ 106,301,174
================  =============    ==============  ==============  ==============  ==============    ============== ==============

6.    SCHEDULE OF FUND BD OPERATIONS AND CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONTINUED)




                                                                  SMITH BARNEY                      PUTNAM
                                                             MONEY MARKET PORTFOLIO       DIVERSIFIED INCOME PORTFOLIO
                                                         -------------------------------  ----------------------------
                                                              1997             1996           1997           1996
                                                              ----             ----           ----           ----
INVESTMENT INCOME:
Dividends                                                $    3,213,162  $    2,820,044   $          -   $  3,684,313
                                                         --------------  --------------   ------------   ------------

EXPENSES:
Insurance charges                                               691,553         626,011        832,481        604,394
Administrative fees                                              97,140          87,663        115,895         83,790
                                                         --------------  --------------   ------------   ------------
      Net investment income (loss)                            2,424,469       2,106,370       (948,376)     2,996,129
                                                         --------------  --------------   ------------   ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold                           65,523,745      30,479,851      3,837,800      1,057,117
    Cost of investments sold                                 65,523,745      30,479,851      3,295,001        930,448
                                                         --------------  --------------   ------------   ------------

      Net realized gain (loss)                                        -               -        542,799        126,669
                                                         --------------  --------------   ------------   ------------
Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year                          -               -      2,471,090      1,447,661
    Unrealized gain (loss) end of year                                -               -      7,748,982      2,471,090
                                                         --------------  --------------   ------------   ------------

      Net change in unrealized gain (loss) for the year               -               -      5,277,892      1,023,429
                                                         --------------  --------------   ------------   ------------

Net increase (decrease) in net assets
      resulting from operations                               2,424,469       2,106,370      4,872,315      4,146,227
                                                         --------------  --------------   ------------   ------------



UNIT TRANSACTIONS:
Participant purchase payments                                30,762,234      61,862,581      9,218,127     21,052,427
Participant transfers from other Travelers accounts          62,016,267      22,480,733     11,219,304      9,058,694
Administrative charges                                           (8,922)         (8,289)       (12,205)       (10,681)
Contract surrenders                                          (3,893,620)     (2,619,667)    (2,731,671)    (1,515,474)
Participant transfers to other Travelers accounts          (102,784,067)    (66,134,151)    (5,338,309)    (3,040,509)
Other payments to participants                                 (965,090)       (387,857)    (1,068,600)      (683,955)
                                                         --------------  --------------   ------------   ------------

    Net increase (decrease) in net assets resulting
      from unit transactions                                (14,873,198)     15,193,350     11,286,646     24,860,502
                                                         --------------  --------------   ------------   ------------

      Net increase (decrease) in net assets                 (12,448,729)     17,299,720     16,158,961     29,006,729



NET ASSETS:
    Beginning of year                                        65,614,774      48,315,054     69,595,906     40,589,177
                                                         --------------  --------------   ------------   ------------

    End of year                                          $   53,166,045  $   65,614,774   $ 85,754,867   $ 69,595,906
                                                         ==============  ==============   ============   ============

                                                                SMITH BARNEY
                                                           PACIFIC BASIN PORTFOLIO
                                                         ---------------------------
                                                             1997           1996
                                                             ----           ----
INVESTMENT INCOME:
Dividends                                                $          -   $     85,088
                                                         ------------   ------------

EXPENSES:
Insurance charges                                             149,387        130,320
Administrative fees                                            20,631         17,916
                                                         ------------   ------------
      Net investment income (loss)                           (170,018)       (63,148)
                                                         ------------   ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold                          5,466,908      1,510,099
    Cost of investments sold                                5,196,218      1,555,495
                                                         ------------   ------------

      Net realized gain (loss)                                270,690        (45,396)
                                                         ------------   ------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year                  730,895        (94,030)
    Unrealized gain (loss) end of year                     (3,462,017)       730,895
                                                         ------------   ------------

      Net change in unrealized gain (loss) for the year    (4,192,912)       824,925
                                                         ------------   ------------

Net increase (decrease) in net assets
      resulting from operations                            (4,092,240)       716,381
                                                         ------------   ------------



UNIT TRANSACTIONS:
Participant purchase payments                               1,098,434      4,266,062
Participant transfers from other Travelers accounts         6,138,143      3,494,877
Administrative charges                                         (2,611)        (2,485)
Contract surrenders                                          (391,352)      (317,932)
Participant transfers to other Travelers accounts          (6,687,514)    (1,991,724)
Other payments to participants                               (167,008)       (33,381)
                                                         ------------   -------------

    Net increase (decrease) in net assets resulting
      from unit transactions                                  (11,908)     5,415,417
                                                         ------------   -------------

      Net increase (decrease) in net assets                (4,104,148)     6,131,798



NET ASSETS:
    Beginning of year                                      13,745,164      7,613,366
                                                         ------------   -------------

    End of year                                          $  9,641,016   $ 13,745,164
                                                         ============   ============

                                       AIM CAPITAL                   MFS EMERGING
 MFS TOTAL RETURN PORTFOLIO       APPRECIATION PORTFOLIO         OPPORTUNITY PORTFOLIO       TOTAL RETURN PORTFOLIO
-----------------------------  -----------------------------   --------------------------  ----------------------------
      1997          1996             1997          1996            1997          1996           1997          1996
      ----          ----             ----          ----            ----          ----           ----          ----

$            -  $  3,828,423   $            -  $     89,374    $    489,750  $    25,251   $   6,288,870  $  1,642,653
--------------  ------------   --------------  ------------    ------------  -----------   -------------  ------------


     1,509,146       942,815        1,230,949       646,707         178,870        4,468       1,403,023       794,933
       211,891       132,120          174,100        90,846          25,074          636         199,128       112,735
--------------  ------------   --------------  ------------    ------------  -----------   -------------  ------------
    (1,721,037)    2,753,488       (1,405,049)     (648,179)        285,806       20,147       4,686,719       734,985
--------------  ------------   --------------  ------------    ------------  -----------   -------------  ------------




     3,016,017     1,262,839        5,073,047     1,197,200         871,766            -       3,961,754       775,947
     2,078,055       979,860        4,185,282     1,126,918         799,941            -       2,459,594       568,235
--------------  ------------   --------------  ------------    ------------  -----------   -------------  ------------

       937,962       282,979          887,765        70,282          71,825            -       1,502,160       207,712
--------------  ------------   --------------  ------------    ------------  -----------   -------------  ------------


    13,391,534     5,006,835        6,615,457      (570,345)       (165,409)           -      17,936,448     2,298,273
    39,222,148    13,391,534       17,982,354     6,615,457       2,024,828     (165,409)     30,892,161    17,936,448
--------------  ------------   --------------  ------------    ------------  -----------   -------------  ------------

    25,830,614     8,384,699       11,366,897     7,185,802       2,190,237     (165,409)     12,955,713    15,638,175
--------------  ------------   --------------  ------------    ------------  -----------   -------------  ------------


    25,047,539    11,421,166       10,849,613     6,607,905       2,547,868     (145,262)     19,144,592    16,580,872
--------------  ------------   --------------  ------------    ------------  -----------   -------------  ------------




    21,944,124    32,478,099       20,554,804    43,928,872      13,027,745    4,210,333      26,802,207    31,680,548
    17,997,178    15,491,308       22,728,970    23,045,936      10,087,450    1,548,789      16,802,164    16,214,511
       (25,333)      (19,879)         (30,567)      (17,703)         (2,765)           -         (25,728)      (17,842)
    (4,151,503)   (2,264,908)      (4,442,013)   (1,131,730)       (307,580)      (3,561)     (3,519,412)   (1,291,752)
    (6,868,175)   (4,224,343)     (11,556,968)   (5,252,724)     (2,296,339)     (10,963)     (6,823,606)   (3,634,651)
    (1,390,904)   (1,226,965)        (674,175)     (573,279)        (54,962)           -      (1,058,712)     (897,138)
--------------  ------------   --------------  ------------    ------------  -----------   -------------  ------------


    27,505,387    40,233,312       26,580,051    59,999,372      20,453,549    5,744,598      32,176,913    42,053,676
--------------  ------------   --------------  ------------    ------------  -----------   -------------  ------------

    52,552,926    51,654,478       37,429,664    66,607,277      23,001,417    5,599,336      51,321,505    58,634,548




   113,961,422    62,306,944       91,277,843    24,670,566       5,599,336            -     105,430,505    46,795,957
--------------  ------------   --------------  ------------    ------------  -----------   -------------  ------------

$  166,514,348  $113,961,422   $  128,707,507  $ 91,277,843    $ 28,600,753  $ 5,599,336   $ 156,752,010  $105,430,505
==============  ============   ==============  ============    ============  ===========   =============  ============


6.    SCHEDULE OF FUND BD OPERATIONS AND CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONTINUED)


                                                           SELECT HIGH GROWTH PORTFOLIO    SELECT GROWTH PORTFOLIO
                                                           -------------------------       ----------------------
                                                              1997         1996                1997       1996
                                                              ----         ----                ----       ----
INVESTMENT INCOME:
Dividends                                                  $       -  $           -        $         -  $      -
                                                           ---------  -------------        -----------  --------

EXPENSES:
Insurance charges                                              4,141              -             17,133         -
Administrative fees                                              559              -              2,332         -
                                                           ---------  -------------        -----------  --------
      Net investment income (loss)                            (4,700)             -            (19,465)        -
                                                           ---------  -------------        -----------  --------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold                            73,246              -            139,882         -
    Cost of investments sold                                  65,080              -            131,787         -
                                                           ---------  -------------        -----------  --------

      Net realized gain (loss)                                 8,166              -              8,095         -
                                                           ---------  -------------        -----------  --------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year                       -              -                  -         -
    Unrealized gain (loss) end of year                        17,323              -            117,391         -
                                                           ---------  -------------        -----------  --------

      Net change in unrealized gain (loss) for the year       17,323              -            117,391         -
                                                           ---------  -------------        -----------  --------

Net increase (decrease) in net assets
      resulting from operations                               20,789              -            106,021         -
                                                           ---------  -------------        -----------  --------



UNIT TRANSACTIONS:
Participant purchase payments                                615,483              -          3,062,980         -
Participant transfers from other Travelers accounts          353,681              -          1,039,939         -
Administrative charges                                          (101)             -               (332)        -
Contract surrenders                                          (29,404)             -            (10,129)        -
Participant transfers to other Travelers accounts            (52,464)             -           (173,173)        -
Other payments to participants                                     -              -                  -         -
                                                           ---------  -------------        -----------  --------

    Net increase (decrease) in net assets resulting
      from unit transactions                                 887,195              -          3,919,285         -
                                                           ---------  -------------        -----------  --------

      Net increase (decrease) in net assets                  907,984              -          4,025,306         -



NET ASSETS:
    Beginning of year                                              -              -                  -         -
                                                           ---------  -------------        -----------  --------

    End of year                                            $ 907,984  $           -        $ 4,025,306  $      -
                                                           =========  =============        ===========  ========

                                                           SELECT BALANCED PORTFOLIO
                                                           -----------------------
                                                               1997        1996
                                                               ----        ----
INVESTMENT INCOME:
Dividends                                                  $         -  $       -
                                                           -----------  ---------

EXPENSES:
Insurance charges                                               14,166          -
Administrative fees                                              2,005          -
                                                           -----------  ---------
      Net investment income (loss)                             (16,171)         -
                                                           -----------  ---------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold                              98,074          -
    Cost of investments sold                                    93,403          -
                                                           -----------  ---------

      Net realized gain (loss)                                   4,671          -
                                                           -----------  ---------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year                         -          -
    Unrealized gain (loss) end of year                         146,252          -
                                                           -----------  ---------

      Net change in unrealized gain (loss) for the year        146,252          -
                                                           -----------  ---------

Net increase (decrease) in net assets
      resulting from operations                                134,752          -
                                                           -----------  ---------



UNIT TRANSACTIONS:
Participant purchase payments                                3,168,219          -
Participant transfers from other Travelers accounts          1,085,724          -
Administrative charges                                            (162)         -
Contract surrenders                                             (6,000)         -
Participant transfers to other Travelers accounts             (129,496)         -
Other payments to participants                                       -          -
                                                           -----------  ---------

    Net increase (decrease) in net assets resulting
      from unit transactions                                 4,118,285          -
                                                           -----------  ---------

      Net increase (decrease) in net assets                  4,253,037          -



NET ASSETS:
    Beginning of year                                                -          -
                                                           -----------  ---------

    End of year                                            $ 4,253,037  $       -
                                                           ===========  =========

SELECT CONSERVATIVE PORTFOLIO   SELECT INCOME PORTFOLIO              COMBINED
---------------------------     -----------------------  ---------------------------------
    1997         1996              1997        1996            1997                1996
    ----         ----              ----        ----            ----                ----


$        -  $            -      $       -  $         -   $     9,991,782     $    30,140,850
----------  --------------      ---------  -----------   ---------------     ---------------


     3,354               -          2,750            -        14,861,228           9,274,982
       470               -            359            -         2,087,661           1,298,993
----------  --------------      ---------  -----------   ---------------     ---------------
    (3,824)              -         (3,109)           -        (6,957,107)         19,566,875
----------  --------------      ---------  -----------   ---------------     ---------------




    66,504               -         49,846            -       126,237,914          44,883,919
    63,317               -         47,869            -       109,741,686          42,369,055
----------  --------------      ---------  -----------   ---------------     ---------------

     3,187               -          1,977            -        16,496,228           2,514,864
----------  --------------      ---------  -----------   ---------------     ---------------


         -               -              -            -       149,706,480          33,086,025
    30,222               -         28,026            -       350,653,206         149,706,480
----------  --------------      ---------  -----------   ---------------     ---------------

    30,222               -         28,026            -       200,946,726         116,620,455
----------  --------------      ---------  -----------   ---------------     ---------------


    29,585               -         26,894            -       210,485,847         138,702,194
----------  --------------      ---------  -----------   ---------------     ---------------




   646,740               -        481,126            -       247,618,592         383,170,981
   317,835               -        337,991            -       271,785,612         180,135,696
       (41)              -            (12)           -          (255,069)           (194,398)
      (491)              -         (6,388)           -       (46,085,851)        (20,667,720)
   (76,371)              -        (60,881)           -      (209,625,801)       (112,209,151)
         -               -              -            -       (12,044,229)         (8,630,013)
----------  --------------      ---------  -----------   ---------------     ---------------


   887,672               -        751,836            -       251,393,254         421,605,395
----------  --------------      ---------  -----------   ---------------     ---------------

   917,257               -        778,730            -       461,879,101         560,307,589




         -               -              -            -     1,139,733,518         579,425,929
----------  --------------      ---------  -----------   ---------------     ---------------

$  917,257  $            -      $ 778,730  $         -   $ 1,601,612,619     $ 1,139,733,518
==========  ==============      =========  ===========   ===============     ===============

7.    SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD
  FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                                  VAN KAMPEN
                                                                                AMERICAN CAPITAL
                                               ALLIANCE GROWTH PORTFOLIO       ENTERPRISE PORTFOLIO
                                              ----------------------------   --------------------------
                                                  1997           1996           1997           1996
Accumulation and annuity units
   beginning of year                           150,544,940     99,904,339     55,989,980     33,041,812
Accumulation units purchased and
   transferred from other Travelers accounts    42,358,182     62,183,855     19,647,366     26,338,152
Accumulation units redeemed and
   transferred to other Travelers accounts     (18,532,586)   (11,542,721)    (6,733,723)    (3,389,984)
Annuity units                                         (514)          (533)             -              -
                                              ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year                                 174,370,022    150,544,940     68,903,623     55,989,980
                                              ============   ============   ============   ============

                                                 G.T. GLOBAL STRATEGIC            SMITH BARNEY
                                                    INCOME PORTFOLIO          HIGH INCOME PORTFOLIO
                                              ----------------------------  ----------------------------
                                                  1997           1996           1997           1996
                                                  ----           ----           ----           ----
Accumulation and annuity units
   beginning of year                            14,300,516      9,019,702     40,668,816     23,908,189
Accumulation units purchased and
   transferred from other Travelers accounts     4,165,404      6,140,644     16,761,800     21,206,906
Accumulation units redeemed and
   transferred to other Travelers accounts      (2,748,441)      (859,551)    (5,538,973)    (4,445,210)
Annuity units                                         (269)          (279)        (1,023)        (1,069)
                                              ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year                                  15,717,210     14,300,516     51,890,620     40,668,816
                                              ============   ============   ============   ============


                                                  SMITH BARNEY INCOME            SMITH BARNEY
                                                  AND GROWTH PORTFOLIO      MONEY MARKET PORTFOLIO
                                              ----------------------------  ----------------------------
                                                  1997           1996           1997           1996
                                                  ----           ----           ----           ----
Accumulation and annuity units
   beginning of year                            69,649,025     38,482,886     59,848,388     45,699,686
Accumulation units purchased and
   transferred from other Travelers accounts    24,091,442     34,571,705     83,235,342     78,328,712
Accumulation units redeemed and
   transferred to other Travelers accounts      (7,208,302)    (3,405,566)   (96,367,128)   (64,179,188)
Annuity units                                            -              -           (787)          (822)
                                              ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year                                  86,532,165     69,649,025     46,715,815     59,848,388
                                              ============   ============   ============   ============


                                                      SMITH BARNEY                     MFS
                                                 PACIFIC BASIN PORTFOLIO    TOTAL RETURN PORTFOLIO
                                              ----------------------------  ----------------------------
                                                  1997           1996           1997           1996
                                                  ----           ----           ----           ----
Accumulation and annuity units
   beginning of year                            14,000,600      8,375,185     82,925,658     51,286,236
Accumulation units purchased and
   transferred from other Travelers accounts     7,773,179      8,058,171     26,536,279     37,667,058
Accumulation units redeemed and
   transferred to other Travelers accounts      (7,960,727)    (2,432,335)    (8,259,138)    (6,026,937)
Annuity units                                         (406)          (421)          (674)          (699)
                                              ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year                                  13,812,646     14,000,600    101,202,125     82,925,658
                                              ============   ============   ============   ============



                                                     TBC MANAGED
                                                   INCOME PORTFOLIO
                                              -------------------------
                                                  1997          1996
                                                  ----          ----
Accumulation and annuity units
   beginning of year                            17,878,278    13,076,945
Accumulation units purchased and
   transferred from other Travelers accounts     6,498,071     7,771,745
Accumulation units redeemed and
   transferred to other Travelers accounts      (3,398,707)   (2,970,412)
Annuity units                                            -             -
                                              ------------   -----------
Accumulation and annuity units
   end of year                                  20,977,642    17,878,278
                                              ============   ===========


                                              SMITH BARNEY INTERNATIONAL
                                                    EQUITY PORTFOLIO
                                              ---------------------------
                                                  1997          1996
                                                  ----          ----
Accumulation and annuity units
   beginning of year                            94,215,932    59,503,877
Accumulation units purchased and
   transferred from other Travelers accounts    29,649,820    40,470,047
Accumulation units redeemed and
   transferred to other Travelers accounts     (17,723,476)   (5,757,002)
Annuity units                                         (955)         (990)
                                              ------------   -----------
Accumulation and annuity units
   end of year                                 106,141,321    94,215,932
                                              ============   ===========


                                                   PUTNAM DIVERSIFIED
                                                    INCOME PORTFOLIO
                                              ---------------------------
                                                  1997          1996
                                                  ----          ----
Accumulation and annuity units
   beginning of year                            55,686,585    34,727,849
Accumulation units purchased and
   transferred from other Travelers accounts    16,004,365    25,380,256
Accumulation units redeemed and
   transferred to other Travelers accounts      (7,196,409)   (4,419,852)
Annuity units                                       (1,602)       (1,668)
                                              ------------   -----------
Accumulation and annuity units
   end of year                                  64,492,939    55,686,585
                                              ============   ===========


                                                      AIM CAPITAL
                                                APPRECIATION PORTFOLIO
                                              ---------------------------
                                                  1997          1996
                                                  ----          ----
Accumulation and annuity units
   beginning of year                            83,947,101    25,760,350
Accumulation units purchased and
   transferred from other Travelers accounts    37,010,944    64,913,879
Accumulation units redeemed and
   transferred to other Travelers accounts     (14,133,595)   (6,727,128)
Annuity units                                            -             -
                                              ------------   -----------
Accumulation and annuity units
   end of year                                 106,824,450    83,947,101
                                              ============   ===========

7.    SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD
  FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONTINUED)



                                                       MFS EMERGING                TOTAL RETURN                SELECT HIGH
                                                  OPPORTUNITY PORTFOLIO              PORTFOLIO               GROWTH PORTFOLIO
                                                 -----------------------   ------------------------------  --------------------
                                                    1997         1996          1997            1996          1997       1996
Accumulation and annuity units
   beginning of year                               5,570,213          -       68,066,825      37,437,245           -         -
Accumulation units purchased and
   transferred from other Travelers accounts      20,562,526   5,584,170      26,427,090      34,750,074     908,116         -
Accumulation units redeemed and
   transferred to other Travelers accounts        (2,366,709)   (13,957)      (6,829,703)     (4,120,494)    (74,236)        -
Annuity units                                              -          -                -               -           -         -
                                                 -----------   --------    -------------  --------------   ---------  --------
Accumulation and annuity units
   end of year                                    23,766,030   5,570,213      87,664,212      68,066,825     833,880         -
                                                 ===========   ========    =============  ==============   =========  ========


                                                      SELECT GROWTH             SELECT BALANCED           SELECT CONSERVATIVE
                                                        PORTFOLIO                   PORTFOLIO                   PORTFOLIO
                                                 -----------------------   ------------------------------  --------------------
                                                    1997         1996          1997            1996          1997       1996
                                                    ----         ----          ----            ----          ----       ----
Accumulation and annuity units
   beginning of year                                       -          -                -               -           -         -
Accumulation units purchased and
   transferred from other Travelers accounts       3,840,022          -        4,022,149               -     901,166         -
Accumulation units redeemed and
   transferred to other Travelers accounts          (174,800)         -         (129,443)              -     (72,645)        -
Annuity units                                              -          -                -               -           -         -
                                                 -----------   --------    -------------  --------------   ---------  --------
Accumulation and annuity units
   end of year                                     3,665,222          -        3,892,706               -     828,521         -
                                                 ===========   ========    =============  ==============   =========  ========


                                                       SELECT INCOME
                                                         PORTFOLIO                    COMBINED
                                                 -----------------------   ------------------------------
                                                    1997         1996          1997            1996
                                                    ----         ----          ----            ----
Accumulation and annuity units
   beginning of year                                       -          -      813,292,857     480,224,301
Accumulation units purchased and
   transferred from other Travelers accounts         768,659          -      371,161,922     453,365,374
Accumulation units redeemed and
   transferred to other Travelers accounts           (63,923)         -     (205,512,664)   (120,290,337)
Annuity units                                              -          -           (6,230)         (6,481)
                                                 -----------   --------    -------------  --------------

Accumulation and annuity units
   end of year                                       704,736          -      978,935,885     813,292,857
                                                 ===========   ========    =============  ==============

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Owners of Variable Annuity Contracts of The Travelers Fund BD for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund BD for Variable Annuities as of December 31, 1997, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1997, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund BD for Variable Annuities as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 19, 1998

                             Independent Accountants
                            COOPERS & LYBRAND L.L.P.
                              Hartford, Connecticut









This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund BD for Variable Annuities or Fund BD's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Annuity products offered by The Travelers Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.


VG - FNDBD   (Annual)   (12-97)   Printed in U.S.A.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholder
The Travelers Insurance Company and Subsidiaries:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and Subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of income and retained earnings and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and Subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.


                                                       /s/ KPMG Peat Marwick LLP
Hartford, Connecticut
January 26, 1998

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             CONSOLIDATED STATEMENTS OF INCOME AND RETAINED EARNINGS
                                ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                                   1997      1996      1995
                                                                 ------    ------    ------
REVENUES
Premiums                                                         $1,583    $1,387    $1,504
Net investment income                                             2,037     1,950     1,884
Realized investment gains                                           199        65       106
Other revenues                                                      354       284       204
-------------------------------------------------------------------------------------------
   Total Revenues                                                $4,173    $3,686    $3,698
-------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                             1,341     1,187     1,206
Interest credited to contractholders                                829       863       997
Amortization of deferred acquisition costs and value of
  insurance in force                                                293       281       290
General and administrative expenses                                 427       380       368
-------------------------------------------------------------------------------------------
   Total Benefits and Expenses                                    2,890     2,711     2,861
-------------------------------------------------------------------------------------------

Income from continuing operations before federal income taxes     1,283       975       837
-------------------------------------------------------------------------------------------

Federal income taxes:
   Current expense                                                  434       284       233
   Deferred                                                          10        58        57
-------------------------------------------------------------------------------------------
   Total Federal Income Taxes                                       444       342       290
-------------------------------------------------------------------------------------------

Income from continuing operations                                   839       633       547
-------------------------------------------------------------------------------------------
Discontinued operations, net of income taxes
   Income from operations (net of taxes of $0, $0 and $18)           --        --        72
   Gain on disposition (net of taxes of $0, $14 and $68)             --        26       131
-------------------------------------------------------------------------------------------
   Income from Discontinued Operations                               --        26       203
-------------------------------------------------------------------------------------------

Net income                                                          839       659       750
Retained earnings beginning of year                               2,471     2,312     1,562
Dividends to parent                                                 500       500        --
-------------------------------------------------------------------------------------------
   Retained Earnings End of Year                                 $2,810    $2,471    $2,312
===========================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)


December 31,                                                      1997       1996
----------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (cost,
$20,682; $19,284)                                               $21,511    $19,637
Equity securities, at fair value (cost, $480; $330)                 512        338
Mortgage loans                                                    2,869      2,920
Real estate held for sale                                           134        297
Trading securities, at market value                                 800         --
Policy loans                                                      1,872      1,910
Short-term securities                                             1,102        902
Other invested assets                                             1,702      1,253
----------------------------------------------------------------------------------
   Total Investments                                            $30,502    $27,257
----------------------------------------------------------------------------------

Cash                                                                 58         74
Investment income accrued                                           338        355
Premium balances receivable                                         106        105
Reinsurance recoverables                                          4,339      3,858
Deferred acquisition costs and value of insurance in force        2,312      2,133
Separate and variable accounts                                   11,319      8,127
Other assets                                                      1,052      1,064
----------------------------------------------------------------------------------
   Total Assets                                                 $50,026    $42,973
----------------------------------------------------------------------------------

LIABILITIES
Contractholder funds                                             14,913     14,189
Future policy benefits                                           12,569     11,762
Policy and contract claims                                          378        536
Trading securities sold not yet purchased, at market value          462         --
Separate and variable accounts                                   11,309      8,115
Commercial paper                                                     --         50
Deferred federal income taxes                                       409         57
Other liabilities                                                 2,661      1,936
----------------------------------------------------------------------------------
   Total Liabilities                                            $42,701    $36,645
----------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million shares authorized,
  issued and outstanding                                            100        100
Additional paid-in capital                                        3,187      3,170
Retained earnings                                                 2,810      2,471
Unrealized investment gains, net of taxes                         1,228        587
----------------------------------------------------------------------------------
   Total Shareholder's Equity                                   $ 7,325    $ 6,328
----------------------------------------------------------------------------------

   Total Liabilities and Shareholder's Equity                   $50,026    $42,973
==================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                                                        1997         1996         1995
----------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
   Premiums collected                                                                $  1,519    $  1,387     $  1,346
   Net investment income received                                                       2,059       1,910        1,855
   Other revenues received                                                                180         131           90
   Benefits and claims paid                                                            (1,230)     (1,060)        (846)
   Interest credited to contractholders                                                  (853)       (820)        (960)
   Operating expenses paid                                                               (445)       (343)        (615)
   Income taxes paid                                                                     (368)       (328)         (63)
   Trading account investments, (purchases) sales, net                                    (54)         --           --
   Other                                                                                   18         (70)        (137)
----------------------------------------------------------------------------------------------------------------------
      Net cash provided by operating activities                                           826         807          670
      Net cash used in discontinued operations                                             --        (350)        (596)
----------------------------------------------------------------------------------------------------------------------
      Net Cash Provided by Operations                                                $    826    $    457     $     74
----------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
   Proceeds from maturities of investments
      Fixed maturities                                                                  2,259       1,928        1,974
      Mortgage loans                                                                      663         917          680
   Proceeds from sales of investments
      Fixed maturities                                                                  7,592       9,101        6,773
      Equity securities                                                                   341         479          379
      Mortgage loans                                                                      207         178          704
      Real estate held for sale                                                           169         210          253
   Purchases of investments
      Fixed maturities                                                                (11,143)    (11,556)     (10,748)
      Equity securities                                                                  (483)       (594)        (305)
      Mortgage loans                                                                     (771)       (470)        (144)
   Policy loans, net                                                                       38         (23)        (325)
   Short-term securities, (purchases) sales, net                                           (2)        498          291
   Other investments, (purchases) sales, net                                             (260)       (137)        (267)
   Securities transactions in course of settlement                                        311         (52)         258
   Net cash provided by investing activities of discontinued operations                    --         348        1,425
----------------------------------------------------------------------------------------------------------------------
   Net Cash Provided by (used in) Investing Activities                               $ (1,079)   $    827     $    948
----------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Redemption of commercial paper, net                                                    (50)        (23)          (1)
   Contractholder fund deposits                                                         3,544       2,493        2,705
   Contractholder fund withdrawals                                                     (2,757)     (3,262)      (3,755)
   Dividends to parent company                                                           (500)       (500)          --
   Other                                                                                   --           9           --
----------------------------------------------------------------------------------------------------------------------
      Net Cash Provided by (used in) Financing Activities                            $    237    $ (1,283)    $ (1,051)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                      $    (16)   $      1     $    (29)
----------------------------------------------------------------------------------------------------------------------
Cash at December 31,                                                                 $     58    $     74     $     73
======================================================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Significant accounting policies used in the preparation of the accompanying financial statements follow.

   Basis of Presentation

   The Travelers Insurance Company and Subsidiaries (the Company) is a wholly owned subsidiary of The Travelers Insurance Group Inc. (TIGI), an indirect wholly owned subsidiary of Travelers Group Inc. (Travelers Group). The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance subsidiaries of the Company are The Travelers Life and Annuity Company (TLAC) and Primerica Life Insurance Company (Primerica Life) and its subsidiary National Benefit Life Insurance Company (NBL).

   - TRAVELERS LIFE AND ANNUITY offers fixed and variable deferred annuities, payout annuities and term, universal and variable life and long-term care insurance to individuals and small businesses. It also provides group pension products, including guaranteed investment contracts and group annuities for employer-sponsored retirement and savings plans. These products are primarily marketed through The Copeland Companies (Copeland), an indirect, wholly owned subsidiary of the Company, the Financial Consultants of Salomon Smith Barney, an affiliate of the Company, and a nationwide network of independent agents. The Company's Corporate and Other Segment was absorbed into Travelers Life and Annuity during the second quarter of 1996.

   - PRIMERICA LIFE INSURANCE offers individual life products, primarily term insurance, to consumers through a nationwide sales force of approximately 80,000 full and part-time independent agents.

   As discussed in Note 2 of Notes to Consolidated Financial Statements, in January 1995 the group life insurance and related businesses of the Company were sold to Metropolitan Life Insurance Company (MetLife). Also in January 1995, the group medical component was exchanged for a 42% interest in The MetraHealth Companies, Inc. (MetraHealth). The Company's interest in MetraHealth was sold on October 2, 1995 and through that date was accounted for on the equity method. The Company's discontinued operations reflect the results of the medical insurance business not transferred, the equity interest in the earnings of MetraHealth through October 2, 1995 (date of sale) and the gains from the sales of these businesses.

   In September 1995, Travelers Group made a pro rata distribution to its stockholders of shares of Class A Common Stock of Transport Holdings Inc., which at the time was a wholly owned subsidiary of Travelers Group and was the indirect owner of the business of Transport Life Insurance Company (Transport Life). Immediately prior to this distribution, the Company distributed Transport Life, an indirect wholly owned subsidiary of the Company, to TIGI, as a return of capital.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

   Certain prior year amounts have been reclassified to conform with the 1997 presentation.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Accounting Changes

   EMPLOYERS' DISCLOSURES ABOUT PENSIONS AND OTHER POSTRETIREMENT BENEFITS

   In February, 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 132, "Employers' Disclosures about Pensions and Other Postretirement Benefits" (FAS 132). FAS 132 supersedes the disclosure requirements in FASB Statements No. 87, "Employers' Accounting for Pensions," No. 88, "Employers' Accounting for Settlements and Curtailments of Defined Benefits Pension Plans and Termination of Benefits," and No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions." FAS 132 addresses disclosure only and does not address measurement or recognition. In addition to other disclosure changes, FAS 132 allows employers to disclose total contributions to multi-employer plans without disaggregating the amounts attributable to pensions and other postretirement benefits. This statement is effective for fiscal years beginning after December 15, 1997. Earlier application is encouraged. Effective December 31, 1997, the Company adopted FAS 132. The adoption of this standard did not have any impact on results of operations, financial condition or liquidity.

   ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND
   EXTINGUISHMENTS OF LIABILITIES

   Effective January 1, 1997, the Company adopted Statement of Financial Accounting Standards No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" (FAS 125). FAS 125 establishes accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities. These standards are based on an approach that focuses on control. Under this approach, after a transfer of financial assets, an entity recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered, and derecognizes liabilities when extinguished. FAS 125 provides standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. The requirements of FAS 125 are effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996, and are to be applied prospectively. However, in December 1996 the FASB issued Statement of Financial Accounting Standards No. 127, "Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125," which delays until January 1, 1998 the effective date for certain provisions. Application of FAS 125 prior to the effective date or retroactively is not permitted. The adoption of the provisions of FAS 125 effective January 1, 1997 did not have a material impact on results of operations, financial condition or liquidity. The adoption of the provisions of FAS 127 effective January, 1998 are not expected to have a material impact on the results of operations, financial condition or liquidity.

   ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF

   Effective January 1, 1996, the Company adopted Statement of Financial Accounting Standards No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of." This statement establishes accounting standards for the impairment of long-lived assets and certain identifiable intangibles to be disposed. This statement requires a write down to fair value when long-lived assets to be held and used are impaired. The statement also requires long-lived assets to be disposed (e.g., real estate held for sale) be carried at the lower of cost or fair value less cost to sell, and does not allow such assets to be depreciated. The adoption of this standard did not have a material impact on the Company's financial condition, results of operations or liquidity.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   ACCOUNTING FOR STOCK-BASED COMPENSATION

   In October 1995, the FASB issued Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation" (FAS 123). This statement establishes financial accounting and reporting standards for stock-based employee compensation plans as well as transactions in which an entity issues its equity instruments to acquire goods or services from non-employees. This statement defines a fair value-based method of accounting for employee stock options or similar equity instruments, and encourages all entities to adopt this method of accounting for all employee stock compensation plans. However, it also allows an entity to continue to measure compensation cost for those plans using the intrinsic value-based method of accounting prescribed by Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25). Entities electing to remain with the accounting method prescribed in APB 25 must make pro-forma disclosures of net income and earnings per share, as if the fair value-based method of accounting defined by FAS 123 had been applied. FAS 123 is applicable to fiscal years beginning after December 15, 1995. The Company has elected to continue to account for its stock-based employee compensation plans using the accounting method prescribed by APB 25 and has included in the notes to consolidated financial statements the pro-forma disclosures required by FAS 123. See Note 9. The Company has adopted FAS 123 for its stock-based non-employee compensation plans.

   Accounting Policies

   INVESTMENTS

   Fixed maturities include bonds, notes and redeemable preferred stocks. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. Fixed maturities are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, charged or credited directly to shareholder's equity.

   Equity securities, which include common and nonredeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

   Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market. Impaired loans were insignificant at December 31, 1997 and 1996.

   Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 1997 and 1996.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Trading securities are carried at market value. Realized and unrealized gains and losses on trading securities are included in investment income.

   Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost which approximates market.

   Accrual of income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

   DERIVATIVE FINANCIAL INSTRUMENTS

   The Company uses derivative financial instruments, including financial futures contracts, equity options, forward contracts and interest rate swaps and caps, as a means of hedging exposure to interest rate, equity price and foreign currency risk. Hedge accounting is used to account for derivatives. To qualify for hedge accounting the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment.

   Gains and losses arising from financial futures contracts are used to adjust the basis of hedged investments and are recognized in net investment income over the life of the investment.

   Forward contracts, equity options, and interest rate swaps and caps were not significant at December 31, 1997 and 1996. Information concerning derivative financial instruments is included in Note 6.

   INVESTMENT GAINS AND LOSSES

   Realized investment gains and losses are included as a component of pretax revenues based upon specific identification of the investments sold on the trade date. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

   POLICY LOANS

   Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

   DEFERRED ACQUISITION COSTS AND VALUE OF INSURANCE IN FORCE

   Costs of acquiring individual life insurance, annuities and long-term care business, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance, including term insurance and long-term care insurance, are amortized in relation to anticipated premiums; universal life in relation to estimated gross profits; and annuity contracts employing a level yield method. For life insurance, a 10- to 25-year amortization period is used; for long-term care business, a 10- to 20-year period is used, and a 10- to 20-year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The value of insurance in force is an asset recorded at the time of acquisition of an insurance company. It represents the actuarially determined present value of anticipated profits to be realized from life insurance, annuities and health contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance and guaranteed renewable health policies are amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required.

   SEPARATE AND VARIABLE ACCOUNTS

   Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at market value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at market value. Amounts assessed to the contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

   GOODWILL

   Goodwill represents the cost of acquired businesses in excess of net assets and is being amortized on a straight-line basis principally over a 40-year period. The carrying amount is regularly reviewed for indication of impairment in value that in the view of management would be other than temporary. Impairments would be recognized in operating results if a permanent diminution in value is deemed to have occurred.

   CONTRACTHOLDER FUNDS

   Contractholder funds represent receipts from the issuance of universal life, pension investment and certain deferred annuity contracts. Contractholder fund balances are increased by such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 3.5% to 9.45%.

   FUTURE POLICY BENEFITS

   Benefit reserves represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuities have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 2.5% to 10.0%, including adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration. Appropriate recognition has been given to experience rating and reinsurance.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   PERMITTED STATUTORY ACCOUNTING PRACTICES

   The Company, whose insurance subsidiaries are domiciled principally in Connecticut and Massachusetts, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of those states. Prescribed statutory accounting practices include certain publications of the National Association of Insurance Commissioners as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on statutory surplus of the Company is not material.

   PREMIUMS

   Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods and for deferred profits on limited-payment policies that are being recognized in income over the policy term.

   OTHER REVENUES

   Other revenues include surrender, mortality and administrative charges and fees as earned on investment, universal life and other insurance contracts. Other revenues also include gains and losses on dispositions of assets and operations other than realized investment gains and losses and revenues of non-insurance subsidiaries.

   INTEREST CREDITED TO CONTRACTHOLDERS

   Interest credited to contractholders represents amounts earned by universal life, pension investment and certain deferred annuity contracts in accordance with contract provisions.

   FEDERAL INCOME TAXES

   The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities. The deferred federal income tax asset is recognized to the extent that future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be recognized.

   Future Application of Accounting Standards

   In December 1997, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP 97-3). SOP 97-3 provides guidance for determining when an entity should recognize a liability for guaranty-fund and other insurance-related assessments, how to measure that liability, and when an asset may be recognized for the recovery of such assessments through premium tax offsets or policy surcharges. This SOP is effective for financial statements for fiscal years beginning after December 15, 1998, and the effect of initial adoption is to be reported as a cumulative catch-up adjustment. Restatement of previously issued financial statements is not allowed. The Company has not yet determined when it will implement this SOP and does not anticipate any material impact on the Company's financial condition, results of operations or liquidity.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   In June 1997, the FASB issued Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" (FAS 130). FAS 130 establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. FAS 130 stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive income will thus represent the sum of net income and other comprehensive income, although FAS 130 does not require the use of the terms comprehensive income or other comprehensive income. The accumulated balance of other comprehensive income shall be displayed separately from retained earnings and additional paid-in capital in the statement of financial position. FAS 130 is effective for fiscal years beginning after December 15, 1997. The Company anticipates that the adoption of FAS 130 will result primarily in reporting unrealized gains and losses on investments in debt and equity securities in comprehensive income.

   In June 1997, the FASB also issued Statement of Financial Accounting Standards No. 131, "Disclosures About Segments of an Enterprise and Related Information" (FAS 131). FAS 131 establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. FAS 131 supersedes Statement of Financial Accounting Standards No. 14, "Financial Reporting for Segments of a Business Enterprise" (FAS 14). FAS 131 requires that all public enterprises report financial and descriptive information about its reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. FAS 131 is effective for fiscal years beginning after December 15, 1997. The Company is currently determining the impact of the adoption of FAS 131.

2. DISPOSITIONS AND DISCONTINUED OPERATIONS

   On January 3, 1995, the Company and its affiliates completed the sale of their group life and related non-medical group insurance businesses to MetLife for $350 million and recognized in the first quarter of 1995 a gain of $20 million net of taxes. In connection with the sale, the Company ceded 100% of its risks in the group life and related businesses to MetLife on an indemnity reinsurance basis, effective January 1, 1995. In connection with the reinsurance transaction, the Company transferred assets with a fair market value of approximately $1.5 billion to MetLife, equal to the statutory reserves and other liabilities transferred.

   On January 3, 1995, the Company and MetLife and certain of their affiliates, formed the MetraHealth joint venture by contributing their group medical businesses to MetraHealth, in exchange for shares of common stock of MetraHealth. No gain was recognized as a result of this transaction . Upon formation of the joint venture, the Company owned 42% of the outstanding capital stock of MetraHealth, TIGI owned 8% and the other 50% was owned by MetLife and its affiliates. In March 1995, MetraHealth acquired HealthSpring, Inc. for common stock of MetraHealth resulting in a reduction in the participation of the Company and TIGI, and MetLife in the MetraHealth venture to 48.25% each. As the medical insurance business of the Company came due for renewal, the risks were transferred to MetraHealth and the related operating results for this medical insurance business were reported by the Company in 1995 as part of discontinued operations.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   On October 2, 1995, the Company and its affiliates completed the sale of their ownership in MetraHealth to United HealthCare Corporation and through that date had accounted for its interest in MetraHealth on the equity method. Gross proceeds to the Company in 1995 were $708 million in cash, an after-tax gain of $111 million was recognized. During 1996 the Company received a contingency payment based on MetraHealth's 1995 results. In conjunction with this payment, certain reserves associated with the group medical business and exit costs related to the discontinued operations were reevaluated resulting in a final after-tax gain of $26 million.

   All of the businesses sold to MetLife or contributed to MetraHealth were included in the Company's Managed Care and Employee Benefit Operations (MCEBO) segment prior to 1995. The Company's discontinued operations in 1996 and 1995 reflect the results of the medical insurance business not transferred, the equity interest in the earnings of MetraHealth through October 2, 1995 (date of sale) and the gains from sales of these businesses. Revenues from discontinued operations were insignificant for the year ended December 31, 1996 and $1.2 billion for the year ended December 31, 1995.

   In September 1995, Travelers Group made a pro rata distribution to its stockholders of shares of Class A Common Stock of Transport Holdings Inc., which at the time was a wholly owned subsidiary of Travelers Group and was the indirect owner of the business of Transport Life. Immediately prior to this distribution, the Company distributed Transport, an indirect wholly owned subsidiary of the Company, to TIGI as a return of capital, resulting in a reduction in additional paid-in capital of $334 million. The results of Transport through September 1995 are included in income from continuing operations.

3. COMMERCIAL PAPER AND LINES OF CREDIT

   The Company issues commercial paper directly to investors. No commercial paper was outstanding at December 31, 1997 and $50 million was outstanding at December 31, 1996. The Company maintains unused credit availability under bank lines of credit at least equal to the amount of the outstanding commercial paper. Interest expense related to the commercial paper was not significant in 1997 or 1996.

   Travelers Group, Commercial Credit Company (CCC) (an indirect wholly owned subsidiary of Travelers Group) and the Company have an agreement with a syndicate of banks to provide $1.0 billion of revolving credit, to be allocated to any of Travelers Group, CCC or the Company. The Company's participation in this agreement is limited to $250 million. The revolving credit facility consists of a five-year revolving credit facility that expires in 2001. At December 31, 1997, $50 million was allocated to the Company. Under this facility the Company is required to maintain certain minimum equity and risk-based capital levels. At December 31, 1997, the Company was in compliance with these provisions. There were no amounts outstanding under this agreement at December 31, 1997 and 1996. If the Company had borrowings on this facility, the interest rate would be based upon LIBOR plus a negotiated margin.

\                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


4. REINSURANCE

   The Company participates in reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured. During 1997, new universal life business was reinsured under an 80%/20% quota share reinsurance program and new term life business was reinsured under a 90%/10% quota share reinsurance program. Maximum retention of $1.5 million is generally reached on policies in excess of $7.5 million. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $1.5 million.

   The Company writes workers' compensation business through its Accident Department. This business is ceded 100% to an affiliate, The Travelers Indemnity Company.

   A summary of reinsurance financial data reflected within the consolidated statement of operations and retained earnings is presented below ($ in millions):

       ---------------------------------------------------------------------
       WRITTEN PREMIUMS                         1997      1996       1995
       ---------------------------------------------------------------------
       Direct                                  $2,148    $1,982    $2,166
       Assumed from:
          Non-affiliated companies                  1         5        --
       Ceded to:
          Affiliated companies                   (280)     (284)     (374)
          Non-affiliated companies               (273)     (309)     (302)
       ---------------------------------------------------------------------
       Total Net Written Premiums              $1,596    $1,394    $1,490
       =====================================================================

       ---------------------------------------------------------------------
       EARNED PREMIUMS                          1997      1996       1995
       ---------------------------------------------------------------------
       Direct                                  $2,170    $1,897    $2,067
       Assumed from:
          Non-affiliated companies                  1         5        --
       Ceded to:
          Affiliated companies                   (321)     (219)     (283)
          Non-affiliated companies               (291)     (315)     (298)
       ---------------------------------------------------------------------
       Total Net Earned Premiums               $1,559    $1,368    $1,486
       =====================================================================

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Reinsurance recoverables at December 31, 1997 and 1996 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

       ----------------------------------------------------------
       REINSURANCE RECOVERABLES                1997      1996
       ----------------------------------------------------------
       Life and Accident and Health
       Business:
          Non-affiliated companies             $1,362    $1,497
       Property-Casualty Business:
          Affiliated companies                  2,977     2,361
       ----------------------------------------------------------
       Total Reinsurance Recoverables          $4,339    $3,858
       ==========================================================

   Total reinsurance recoverables at December 31, 1997 and 1996 include $697 million and $720 million, respectively, from MetLife in connection with the sale of the Company's group life and related businesses. See Note 2.

5. SHAREHOLDER'S EQUITY

   Additional Paid-In Capital

   The increase of $17 million in additional paid-in capital during 1997 is due to tax benefits related to exercising Travelers Group stock options by the Company's employees.

   Unrealized Investment Gains (Losses)

   An analysis of the change in unrealized gains and losses on investments is shown in Note 13.

   Shareholder's Equity and Dividend Availability

   The Company's statutory net income, which includes all insurance subsidiaries, was $754 million, $656 million, and $235 million for the years ended December 31, 1997, 1996 and 1995, respectively.

   The Company's statutory capital and surplus was $4.12 billion and $3.44 billion at December 31, 1997 and 1996, respectively.

   The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. Statutory surplus of $551 million is available in 1998 for dividend payments by the Company without prior approval of the Connecticut Insurance Department. In addition, under a revolving credit facility, the Company is required to maintain certain minimum equity and risk based capital levels. The Company is in compliance with these covenants at December 31, 1997 and 1996.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


6. DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

   Derivative Financial Instruments

   The Company uses derivative financial instruments, including financial futures, equity options, forward contracts and interest rate swaps as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

   These derivative financial instruments have off-balance sheet risk. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For forward contracts and interest rate swaps, credit risk is limited to the amounts calculated to be due the Company on such contracts. Financial futures contracts and purchased listed option contracts have little credit risk since organized exchanges are the counterparties.

   The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

   The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates which arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts to offset asset price changes resulting from changes in market interest rates until an investment is purchased or a product is sold.

   Margin payments are required to enter a futures contract and contract gains or losses are settled daily in cash. The contract amount of futures contracts represents the extent of the Company's involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

   At December 31, 1997 and 1996, the Company held financial futures contracts with notional amounts of $625 million and $169 million, respectively, and a deferred gain of $.7 million and a deferred loss of $4.1 million and a deferred gain of $1.2 million, and a deferred loss of $.1 million, respectively. Total losses of $5.8 million and gains of $2.0 million from financial futures were deferred at December 31, 1997 and 1996, respectively, relating to anticipated investment purchases and investment product sales, and are reported as other liabilities. At December 31, 1997 and 1996, the Company's futures contracts had no fair value because these contracts were marked to market and settled in cash daily.

   The off-balance sheet risks of equity options, forward contracts, and interest rate swaps were not significant at December 31, 1997 and 1996.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The Company purchased a 5-year interest rate cap, with a notional amount of $200 million, from Travelers Group in 1995 to hedge against losses that could result from increasing interest rates. This instrument, which does not have off-balance sheet risk, gives the Company the right to receive payments if interest rates exceed specific levels at specific dates. The premium of $2 million paid for this instrument is being amortized over its life. The interest rate cap asset is reported at fair value which is $0 and $1 million at December 31, 1997 and 1996, respectively.

   Financial Instruments with Off-Balance Sheet Risk

   In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships. The off-balance sheet risk of these financial instruments was not significant at December 31, 1997 and 1996.

   Fair Value of Certain Financial Instruments

   The Company uses various financial instruments in the normal course of its business. Fair values of financial instruments that are considered insurance contracts are not required to be disclosed and are not included in the amounts discussed.

   At December 31, 1997 and 1996, investments in fixed maturities had a carrying value and a fair value of $21.5 billion and $19.6 billion, respectively. See Notes 1 and 13.

   At December 31, 1997 and 1996, mortgage loans had a carrying value of $2.9 billion, which approximated fair value. In estimating fair value, the Company used interest rates reflecting the higher returns required in the current real estate financing market.

   The carrying values of $143 million and $174 million of financial instruments classified as other assets approximated their fair values at December 31, 1997 and 1996, respectively. The carrying values of $2.0 billion and $850 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 1997 and 1996, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

   At December 31, 1997, contractholder funds with defined maturities had a carrying value of $2.3 billion and a fair value of $2.3 billion, compared with a carrying value of $1.4 billion and a fair value of $1.5 billion at December 31, 1996. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $9.7 billion and a fair value of $9.5 billion at December 31, 1997, compared with a carrying value of $9.1 billion and a fair value of $8.8 billion at December 31, 1996. These contracts generally are valued at surrender value.

   The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $260 million and $260 million, respectively, at December 31, 1997, compared with a carrying value and a fair value of $217 million and $217 million, respectively, at December 31, 1996. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $209 million and $206 million, respectively, at December 31, 1997, compared with a carrying value and a fair value of $208 million and $204 million, respectively, at December 31, 1996.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The carrying values of cash, short-term securities, trading securities, investment income accrued, trading securities sold not purchased, and commercial paper approximated their fair values.

   The carrying value of policy loans, which have no defined maturities, is considered to be fair value.


7. COMMITMENTS AND CONTINGENCIES

   Financial Instruments with Off-Balance Sheet Risk

   See Note 6 for a discussion of financial instruments with off-balance sheet risk.

   Litigation

   In March 1997, a purported class action entitled Patterman v. The Travelers, Inc. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In April 1997, the lawsuit was removed to the U.S. District Court for the Southern District of Georgia, and in October 1997, the lawsuit was remanded to the Superior Court of Richmond County. Later in October 1997, the defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia, and certified the transfer order for immediate appellate review. Also in February 1998, plaintiffs served an application for appellate review of the transfer order; defendants subsequently opposed that application; and later in February 1998, the Court of Appeals of the State of Georgia granted plaintiffs' application for appellate review. Pending appeal proceedings in the trial court have been stayed. The Company intends to vigorously contest the litigation.

   The Company is also a defendant or co-defendant in various other litigation matters in the normal course of business. Although there can be no assurances, as of December 31, 1997, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.


8. BENEFIT PLANS

   Pension and Other Postretirement Benefits

   The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by an affiliate. In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by an affiliate. The Company's share of net expense for the qualified pension and other postretirement benefit plans was not significant for 1997, 1996 and 1995. Beginning January 1, 1996, the Company's other postretirement benefit plans were amended to restrict benefit eligibility to retirees and certain retiree-eligible employees. Previously, covered employees could become eligible for postretirement benefits if they reached retirement age while working for the Company.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Through plans sponsored by TIGI, the Company also provides defined contribution pension plans for certain agents. Company contributions are primarily a function of production. The expense for these plans was not significant in 1997, 1996 and 1995.

   401(k) Savings Plan

   Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Travelers Group. Prior to January 1, 1996, the Company made matching contributions to the 401(k) savings plan on behalf of participants in the amount of 50% of the first 5% of pre-tax contributions made by the employee, plus an additional variable matching contribution based on the profitability of TIGI and its subsidiaries. During 1996, the Company made matching contributions in an amount equal to the lesser of 100% of the pre-tax contributions made by the employee or $1,000. Effective January 1, 1997, the Company discontinued matching contributions for the majority of its employees. The Company's expenses in connection with the 401(k) savings plan were not significant in 1997, 1996 and 1995.


9. RELATED PARTY TRANSACTIONS

   The principal banking functions, including payment of salaries and expenses, for certain subsidiaries and affiliates of TIGI are handled by two companies. The Travelers Insurance Company (Life Department) handles banking functions for the life and annuity operations of Travelers Life and Annuity and some of its non-insurance affiliates. The Travelers Indemnity Company handles banking functions for the property-casualty operations, including most of its property-casualty insurance and non-insurance affiliates. Settlements between companies are made at least monthly. The Company provides various employee benefits coverages to employees of certain subsidiaries of TIGI. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. In addition, investment advisory and management services, data processing services and claims processing services are shared with affiliated companies. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department.

   The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 1997 and 1996, the pool totaled approximately $2.6 billion and $2.9 billion, respectively. The Company's share of the pool amounted to $725 million and $196 million at December 31, 1997 and 1996, respectively, and is included in short-term securities in the consolidated balance sheet.

   The Company sells structured settlement annuities to The Travelers Indemnity Company in connection with the settlement of certain policyholder obligations. Such deposits were $88 million, $40 million, and $38 million for 1997, 1996 and 1995, respectively.

   The Company markets deferred annuity products and life and health insurance through its affiliate, Salomon Smith Barney. Premiums and deposits related to these products were $1.0 billion, $820 million, and $583 million in 1997, 1996 and 1995, respectively.

   At December 31, 1996, the Company had an investment of $22 million in bonds of its affiliate, CCC. This was included in fixed maturities in the consolidated balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The Company had an investment of $1.15 billion and $648 million in common stock of Travelers Group at December 31, 1997 and 1996, respectively. This investment is carried at fair value.

   The Company participates in a stock option plan sponsored by Travelers Group that provides for the granting of stock options in Travelers Group common stock to officers and key employees. To further encourage employee stock ownership, during 1997 Travelers Group introduced the WealthBuilder stock option program. Under this program all employees meeting certain requirements have been granted Travelers Group stock options.

   The Company applies APB 25 and related interpretations in accounting for stock options. Since stock options under the Travelers Group plans are issued at fair market value on the date of award, no compensation cost has been recognized for these awards. FAS 123 provides an alternative to APB 25 whereby fair values may be ascribed to options using a valuation model and amortized to compensation cost over the vesting period of the options.

   Had the Company applied FAS 123 in accounting for Travelers Group stock options, net income would have been the pro forma amounts indicated below:

      -----------------------------------------------------------------------
      YEAR ENDING DECEMBER 31,             1997        1996         1995
      ($ IN MILLIONS)
      -----------------------------------------------------------------------
      Net income, as reported              $839         $659        $750
      -----------------------------------------------------------------------
      FAS 123 pro forma adjustments,         (9)          (3)         (1)
      after tax
      -----------------------------------------------------------------------
      Net income, pro forma                $830         $656        $749

   The Company has an interest rate cap agreement with Travelers Group. See Note 6.

10. LEASES

   Most leasing functions for TIGI and its subsidiaries are administered by TAP. In 1996, TAP assumed the obligations for several leases. Rent expense related to all leases are shared by the companies on a cost allocation method based generally on estimated usage by department. Rent expense was $15 million, $24 million, and $22 million in 1997, 1996 and 1995, respectively.

       --------------------------------------------------
       YEAR ENDING DECEMBER 31,       MINIMUM OPERATING
       ($ in millions)                 RENTAL PAYMENTS
       --------------------------------------------------
       1998                                 $  49
       1999                                    44
       2000                                    43
       2001                                    45
       2002                                    43
       Thereafter                             337
       --------------------------------------------------
       Total Rental Payments                 $561
       ==================================================

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Future sublease rental income of approximately $73 million will partially offset these commitments. Also, the Company will be reimbursed for 50% of the rental expense for a particular lease totaling $218 million, by an affiliate. Minimum future capital lease payments are not significant.

   The Company is reimbursed for use of furniture and equipment through cost sharing agreements by its affiliates.

11. FEDERAL INCOME TAXES

       EFFECTIVE TAX RATE
       ---------------------------------------------------------------------
       For The Year Ended December 31,         1997      1996       1995
       ($ in millions)
       ---------------------------------------------------------------------
       Income Before Federal Income Taxes     $1,283     $ 975      $ 837
       Statutory Tax Rate                        35%        35%        35%
       ---------------------------------------------------------------------
       Expected Federal Income Taxes            449        341        293
       Tax Effect of:
          Non-taxable investment income          (4)        (3)        (4)
          Other, net                             (1)         4          1
       =====================================================================
       Federal Income Taxes                   $ 444      $ 342      $ 290
       =====================================================================
       Effective Tax Rate                        35%        35%        35%
       ---------------------------------------------------------------------

       COMPOSITION OF FEDERAL INCOME TAXES
       Current:
          United States                       $ 410       $ 263     $ 220
          Foreign                                24          21        13
       ---------------------------------------------------------------------
          Total                                 434         284       233
       ---------------------------------------------------------------------
       Deferred:
          United States                          10          57        52
          Foreign                                --           1         5
       ---------------------------------------------------------------------
          Total                                  10          58        57
       ---------------------------------------------------------------------
       Federal Income Taxes                   $ 444       $ 342     $ 290
       =====================================================================

   Tax benefits allocated directly to shareholder's equity for the years ended December 31, 1997, 1996 and 1995 were $17 million, $8 million and $7 million, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The net deferred tax liabilities at December 31, 1997 and 1996 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

($ in millions)                                                  1997        1996
                                                                -------     -------
Deferred Tax Assets:
   Benefit, reinsurance and other reserves                       $  550      $  510
   Contractholder funds                                              11          32
   Operating lease reserves                                          68          71
   Other employee benefits                                          102         104
   Other                                                            139         121
-----------------------------------------------------------------------------------
      Total                                                         870         838
-----------------------------------------------------------------------------------
Deferred Tax Liabilities:
   Deferred acquisition costs and value of                          608         571
   insurance in force
   Investments, net                                                 484         131
   Other                                                             87          93
-----------------------------------------------------------------------------------
      Total                                                       1,179         795
-----------------------------------------------------------------------------------
Net Deferred Tax (Liability) Asset Before Valuation Allowance      (309)         43
Valuation Allowance for Deferred Tax Assets                        (100)       (100)
-----------------------------------------------------------------------------------
Net Deferred Tax Liability After Valuation Allowance             $ (409)     $  (57)
-----------------------------------------------------------------------------------

   Starting in 1994 and continuing for at least five years, the Company and its life insurance subsidiaries will file a consolidated federal income tax return. Federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability will be paid currently to the Company. Any credits for losses will be paid by the Company to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

   A net deferred tax asset valuation allowance of $100 million has been established to reduce the deferred tax asset on investment losses to the amount that, based upon available evidence, is more likely than not to be realized. Reversal of the valuation allowance is contingent upon the recognition of future capital gains in the Company's consolidated life insurance company federal income tax return through 1998, and if life/non-life consolidation is elected in 1999, the consolidated federal income tax return of Travelers Group commencing in 1999, or a change in circumstances which causes the recognition of the benefits to become more likely than not. There was no change in the valuation allowance during 1997. The initial recognition of any benefit produced by the reversal of the valuation allowance will be recognized by reducing goodwill.

   At December 31, 1997, the Company had no ordinary or capital loss carryforwards.

   The policyholders surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account, which, under provisions of the Tax Reform Act of 1984, will not increase after 1983, is estimated to be $932 million. This amount has not been subjected to current income taxes but, under certain conditions that management considers to be remote, may become subject to income taxes in future years. At current rates, the maximum amount of such tax (for which no provision has been made in the financial statements) would be approximately $326 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)





12. NET INVESTMENT INCOME

       ---------------------------------------------------------------------
       FOR THE YEAR ENDED DECEMBER 31,         1997      1996       1995
       ($ in millions)
       ---------------------------------------------------------------------
       GROSS INVESTMENT INCOME
          Fixed maturities                     $1,460   $1,387     $1,248
          Mortgage loans                          291      334        419
          Policy loans                            137      156        166
          Real estate held for sale                88       94        111
          Other, including trading                150       77         97
          securities
       ---------------------------------------------------------------------
                                                2,126    2,048      2,041
       ---------------------------------------------------------------------
       Investment expenses                         89       98        157
       ---------------------------------------------------------------------
       Net investment income                   $2,037   $1,950     $1,884
       ---------------------------------------------------------------------


13. INVESTMENTS AND INVESTMENT GAINS (LOSSES)

   Realized investment gains (losses) for the periods were as follows:

       ---------------------------------------------------------------------
       FOR THE YEAR ENDED DECEMBER 31,         1997      1996       1995
       ($ in millions)
       ---------------------------------------------------------------------
       REALIZED INVESTMENT GAINS
          Fixed maturities                       $71      $(63)      $(43)
          Equity securities                       (9)       47         36
          Mortgage loans                          59        49         47
          Real estate held for sale               67        33         18
          Other                                   11        (1)        48
       ---------------------------------------------------------------------
             Total Realized Investment Gains    $199       $65       $106
       ---------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Changes in net unrealized investment gains (losses) that are included as a separate component of shareholder's equity were as follows:

       -------------------------------------------------------------------------
       FOR THE YEAR ENDED DECEMBER 31,              1997      1996      1995
       ($ in millions)
       -------------------------------------------------------------------------
       UNREALIZED INVESTMENT GAINS
          Fixed maturities                         $  446    $ (323)    $1,974
          Equity securities                            25       (35)        46
          Other                                       520       220        200
       -------------------------------------------------------------------------
             Total Realized Investment Gains          991      (138)     2,220
       -------------------------------------------------------------------------

          Related taxes                               350       (43)       778
       -------------------------------------------------------------------------
          Change in unrealized investment gains
          (losses)                                    641       (95)     1,442
          Balance beginning of year                   587       682       (760)
       -------------------------------------------------------------------------
             Balance End of Year                   $1,228    $  587     $  682
       -------------------------------------------------------------------------

   Included in Other are gains of $506 million, $203 million and $214 million for 1997, 1996 and 1995, respectively, related to appreciation of Travelers Group stock.

   Fixed Maturities

   Proceeds from sales of fixed maturities classified as available for sale were $7.6 billion, $10.2 billion and $6.8 billion in 1997, 1996 and 1995, respectively. Gross gains of $170 million, $107 million and $80 million and gross losses of $99 million, $175 million and $124 million in 1997, 1996 and 1995, respectively, were realized on those sales.

   Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote are not available amounted to $5.1 billion and $4.6 billion at December 31, 1997 and 1996, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The amortized cost and fair value of investments in fixed maturities were as follows:

---------------------------------------------------------------------------------------
DECEMBER 31, 1997                                         GROSS       GROSS
($ in millions)                              AMORTIZED  UNREALIZED  UNREALIZED   FAIR
                                                COST      GAINS       LOSSES     VALUE
---------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
   Mortgage-backed securities - CMOs and
   pass-through securities                     $ 3,842    $   124    $     2    $ 3,964
   U.S. Treasury securities and obligations
   of U.S. Government and government
   agencies and authorities                      1,580        149          1      1,728
   Obligations of states, municipalities
   and political subdivisions                       78          8         --         86
   Debt securities issued by
   foreign governments                             622         31          4        649
   All other corporate bonds                    14,548        547         24     15,071
   Redeemable preferred stock                       12          1         --         13
---------------------------------------------------------------------------------------
      Total Available For Sale                 $20,682        860         31    $21,511
---------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
DECEMBER 31, 1996                                           GROSS      GROSS
($ in millions)                               AMORTIZED  UNREALIZED  UNREALIZED   FAIR
                                                 COST       GAINS      LOSSES     VALUE
----------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
   Mortgage-backed securities - CMOs and
   pass-through securities                      $ 3,821    $    71    $    23    $ 3,869
   U.S. Treasury securities and obligations
   of U.S. Government and government
   agencies and authorities                       1,329         56          4      1,381
   Obligations of states, municipalities and
   political subdivisions                            89          1          1         89
   Debt securities issued by foreign
   governments                                      618         26          3        641
   All other corporate bonds                     13,421        273         43     13,651
   Redeemable preferred stock                         6         --         --          6
----------------------------------------------------------------------------------------
      Total Available For Sale                  $19,284    $   427    $    74    $19,637
----------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The amortized cost and fair value of fixed maturities at December 31, 1997, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

       ----------------------------------------------------------
       ($ in millions)                       AMORTIZED   FAIR
                                               COST      VALUE
       ----------------------------------------------------------
       MATURITY:
          Due in one year or less            $ 1,184     $ 1,191
          Due after 1 year through 5 years     5,200       5,335
          Due after 5 years through 10 years   5,332       5,515
          Due after 10 years                   5,124       5,506
       ---------------------------------------------------------
                                              16,840      17,547
       ---------------------------------------------------------
          Mortgage-backed securities           3,842       3,964
       ---------------------------------------------------------
             Total Maturity                  $20,682     $21,511
       ---------------------------------------------------------

   The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class (PAC) tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

   At December 31, 1997 and 1996, the Company held CMOs classified as available for sale with a fair value of $2.1 billion and $2.0 billion, respectively. Approximately 72% and 88%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 1997 and 1996. In addition, the Company held $1.9 billion and $1.9 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 1997 and 1996, respectively. Virtually all of these securities are rated AAA.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

   Equity Securities
   The cost and fair values of investments in equity securities were as follows:

   -----------------------------------------------------------------------------
   EQUITY SECURITIES:
                                                   GROSS      GROSS
   ($ in millions)                              UNREALIZED  UNREALIZED     FAIR
                                         COST      GAINS      LOSSES       VALUE
   -----------------------------------------------------------------------------
   DECEMBER 31, 1997
      Common stocks                      $179       $ 34       $ 11        $202
      Non-redeemable preferred stocks     301         13          4         310
   -----------------------------------------------------------------------------
         Total Equity Securities         $480       $ 47       $ 15        $512
   -----------------------------------------------------------------------------

   DECEMBER 31, 1996
      Common stocks                      $212       $ 39       $ 30        $221
      Non-redeemable preferred stocks     118          2          3         117
   -----------------------------------------------------------------------------
         Total Equity Securities         $330       $ 41       $ 33        $338
   -----------------------------------------------------------------------------

   Proceeds from sales of equity securities were $341 million, $487 million and $379 million in 1997, 1996 and 1995, respectively. Gross gains of $53 million, $64 million and $27 million and gross losses of $62 million, $11 million and $2 million in 1997, 1996 and 1995, respectively, were realized on those sales.

   Mortgage Loans and Real Estate Held For Sale

   Underperforming assets include delinquent mortgage loans, loans in the process of foreclosure, foreclosed loans and loans modified at interest rates below market.

   At December 31, 1997 and 1996, the Company's mortgage loan and real estate held for sale portfolios consisted of the following ($ in millions):

       ----------------------------------------------------------
                                               1997      1996
       ----------------------------------------------------------
       Current Mortgage Loans                $2,866     $2,869
       Underperforming Mortgage Loans             3         51
       ----------------------------------------------------------
          Total                               2,869      2,920
       ----------------------------------------------------------

       Real Estate Held For Sale                134        297
       ----------------------------------------------------------
          Total                              $3,003     $3,217
       ----------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

   Aggregate annual maturities on mortgage loans at December 31, 1997 are as follows:

       ------------------------------------------------
       YEAR ENDING DECEMBER 31,
       ($ in millions)
       ------------------------------------------------
       Past Maturity                          $   54
       1998                                      243
       1999                                      252
       2000                                      321
       2001                                      393
       2002                                      121
       Thereafter                              1,485
       ------------------------------------------------
          Total                               $2,869
       ================================================

   Joint Venture

   In October 1997, the Company and Tishman Speyer Properties (Tishman), a worldwide real estate owner, developer and manager, formed a joint real estate venture with an initial equity commitment of $792 million. The Company and certain of its affiliates committed $420 million in real estate equity and $100 million in cash while Tishman committed $272 million in properties and cash. Both companies are serving as asset managers for the venture and Tishman is primarily responsible for the venture's real estate acquisition and development efforts.

   Trading Securities

   Trading securities are held in a special purpose subsidiary, Tribeca Investments LLC.

       -----------------------------------------------------
       TRADING SECURITIES OWNED                      1997
       Merger arbitrage                              $352
       Convertible bond arbitrage                     370
       Other                                           78
       -----------------------------------------------------
          Total                                      $800
       -----------------------------------------------------

       TRADING SECURITIES SOLD NOT YET PURCHASED

       Merger arbitrage                              $213
       Convertible bond arbitrage                     249
       -----------------------------------------------------
          Total                                      $462
       -----------------------------------------------------

   The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. Therefore, expected future cash flows for these assets and liabilities are expected to be realized in less than one year.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

   Concentrations

   At December 31, 1997 and 1996, the Company had no concentration of credit risk in a single investee exceeding 10% of consolidated shareholder's equity.

   The Company participates in a short-term investment pool maintained by an affiliate. See Note 9.

   Included in fixed maturities are below investment grade assets totaling $1.4 billion and $1.1 billion at December 31, 1997 and 1996, respectively. The Company defines its below investment grade assets as those securities rated "Ba1" or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds that are classified as below investment grade loans.

   The Company had concentrations of investments, primarily fixed maturities, in the following industries:

       -------------------------------------------------
       ($ in millions)                1997      1996
       -------------------------------------------------
       Banking                        $2,215   $1,959
       Finance                         1,556    1,823
       Electric Utilities              1,377    1,093
       Asset-Backed Credit Cards         778      688
       -------------------------------------------------

   Below investment grade assets included in the preceding table were not significant.

   At December 31, 1997 and 1996, concentrations of mortgage loans were for properties located in highly populated areas in the states listed below:

       -------------------------------------------------
       ($ in millions)                 1997      1996
       -------------------------------------------------
       California                       $794     $643
       New York                          310      297
       -------------------------------------------------

   Other mortgage loan investments are relatively evenly dispersed throughout the United States, with no holdings in any state exceeding $284 million and $258 million at December 31, 1997 and 1996, respectively.

   Concentrations of mortgage loans by property type at December 31, 1997 and 1996 were as follows:

       -------------------------------------------------
       ($ in millions)                 1997     1996
       -------------------------------------------------
       Office                         $1,382   $1,208
       Agricultural                      771      693
       Apartment                         204      291
       Hotel                             201      217
       -------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

   The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

   Non-Income Producing Investments

   Investments included in the consolidated balance sheets that were non-income producing for the preceding 12 months were insignificant.

   Restructured Investments

   The Company had mortgage loans and debt securities that were restructured at below market terms totaling approximately $7 million and $18 million at December 31, 1997 and 1996, respectively. The new terms typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans amounted to $.9 million in 1997 and $5 million in 1996. Interest on these assets, included in net investment income, aggregated $.2 million and $2 million in 1997 and 1996, respectively.

14. DEPOSIT FUNDS AND RESERVES

   At December 31, 1997, the Company had $24.0 billion of life and annuity deposit funds and reserves. Of that total, $13.0 billion is not subject to discretionary withdrawal based on contract terms. The remaining $11.0 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amount that is subject to discretionary withdrawal is $2.0 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $5.2 billion of the life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 4.8%. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $3.8 billion of liabilities are surrenderable without charge. More than 16.8% of these relate to individual life products. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


15. RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

   The following table reconciles net income to net cash provided by operating activities:

--------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                       1997       1996      1995
($ in millions)
--------------------------------------------------------------------------------
Net Income From Continuing Operations                 $ 839     $ 633     $ 547
   Adjustments to reconcile net income to
   net cash provided by operating activities:
      Realized gains                                   (199)      (65)     (106)
      Deferred federal income taxes                      10        58        57
      Amortization of deferred policy
      acquisition costs and value of
      insurance in force                                293       281       290
      Additions to deferred policy
      acquisition costs                                (471)     (350)     (454)
      Investment income accrued                          14         2        (9)
      Premium balances receivable                         3        (6)       (8)
      Insurance reserves and accrued expenses           131        (1)      291
      Other                                             206       255        62
--------------------------------------------------------------------------------
      Net cash provided by operating activities         826       807       670
      Net cash used in discontinued operations           --      (350)     (596)
      Net cash provided by operations                 $ 826     $ 457     $  74
--------------------------------------------------------------------------------


16. NON-CASH INVESTING AND FINANCING ACTIVITIES

   Significant noncash investing and financing activities include: a) the conversion of $119 million of real estate held for sale to other invested assets as a joint venture in 1997; b) the 1995 transfer of assets with a fair market value of approximately $1.5 billion and statutory reserves and other liabilities of approximately $1.5 billion to MetLife (see Note 2); c) the 1995 return of capital of Transport to TIGI (see Note 2); d) the acquisition of real estate through foreclosures of mortgage loans amounting to $10 million, $117 million and $97 million in 1997, 1996 and 1995, respectively;
   e) the acceptance of purchase money mortgages for sales of real estate aggregating $4 million, $23 million and $27 million in 1997, 1996 and 1995, respectively.

                                     VINTAGE

                       STATEMENT OF ADDITIONAL INFORMATION













                      Individual Variable Annuity Contract
                                    issued by





                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183















                                                                      May, 1998

                                     PART C

                                Other Information

Item 24.  Financial Statements and Exhibits

(a) The financial statements of the Registrant and the Report of Independent Accountants thereto are contained in the Registrant's Annual Report and are incorporated into the Statement of Additional Information by reference. The financial statements of the Registrant include:

           Statement of Assets and Liabilities as of December 31, 1997 Statement of Operations for the year ended December 31, 1997 Statement of Changes in Net Assets for the year ended December 31,
             1997 and 1996
           Statement of Investments as of December 31, 1997
           Notes to Financial Statements

      The consolidated financial statements of The Travelers Insurance Company and Subsidiaries and the report of Independent Accountants, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries include:

           Consolidated Statements of Income and Retained Earnings for the years ended December 31, 1997, 1996 and 1995
           Consolidated Balance Sheets as of December 31, 1997 and 1996 Consolidated Statements of Cash Flows for the years ended December
             31, 1997, 1996 and 1995
           Notes to Consolidated Financial Statements

(b)     Exhibits

1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 23, 1996.)

2.      Not Applicable.

3(a). Form of Distribution and Management Agreement among the Registrant, The Travelers Insurance Company and Travelers Equities Sales, Inc. (now known as Tower Square Securities, Inc.) (Incorporated herein by reference to Exhibit 3 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed on April 27, 1995.)

3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 23, 1996.)

4. Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 23, 1996.)

5. Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 23, 1996.)

6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to Registration Statement on Form S-2, File No.
        33-58677, filed via Edgar on April 18, 1995.)

6(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No.
        33-58677, filed via Edgar on April 18, 1995.)

9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed April 29, 1997.)

10(a). Consent of Coopers & Lybrand L.L.P., Independent Accountants.

10(b).  Consent of KPMG Peat Marwick LLP, Independent Certified Public
        Accountants.

11.     None.
12.     None.

13. Schedule for Computation of Total Return Calculations - Standardized and Non-Standardized. (Incorporated herein by reference to Exhibit No. 13 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, filed April 29, 1997.)

15(a). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Jay Michael A. Carpenter, Jay S. Benet, George C. Kokulis, Ian R. Stuart and Katherine M. Sullivan. (Incorporated herein by reference to Exhibit No. 15(a) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, filed April 29, 1997.)

15(b). Powers of Attorney authorizing Jay S. Fishman or Ernest J. Wright as signatory for Robert I. Lipp, Charles O. Prince, III, Marc P. Weill, Irwin R. Ettinger and Donald T. DeCarlo. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed on April 27, 1995.)

Item 25.  Directors and Officers of the Depositor

Name and Principal                      Positions and Offices
Business Address                        with Depositor
------------------                      ---------------------
Michael A. Carpenter*                   Director, Chairman of the Board
                                        President and Chief Executive Officer
Jay S. Benet*                           Director and Senior Vice President
George C. Kokulis*                      Director and Senior Vice President
Robert I. Lipp*                         Director
Ian R. Stuart*                          Director, Senior Vice President,
                                        Chief Financial Officer, Chief
                                        Accounting Officer and Controller
Katherine M. Sullivan*                  Director and Senior Vice President
                                        and General Counsel
Marc P. Weill**                         Director and Senior Vice President
Stuart Baritz**                         Senior Vice President
Jay S. Fishman*                         Senior Vice President
Elizabeth C. Georgakopoulos*            Senior Vice President
Barry Jacobson*                         Senior Vice President
Russell H. Johnson*                     Senior Vice President
Warren H. May*                          Senior Vice President
Christine M. Modie*                     Senior Vice President
David A. Tyson*                         Senior Vice President
F. Denney Voss*                         Senior Vice President
Paula Burton*                           Vice President
Virginia M. Meany*                      Vice President
Selig Ehrlich*                          Vice President and Actuary
Donald R. Munson, Jr.*                  Second Vice President
Ernest J. Wright*                       Vice President and Secretary
Kathleen A. McGah*                      Assistant Secretary and Counsel

Principal Business Address:

*   The Travelers Insurance Company        **  Travelers Group Inc.
    One Tower Square                           388 Greenwich Street
    Hartford, Connecticut 06183                New York, New York 10013

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant



             OWNERSHIP OF THE TRAVELERS INSURANCE COMPANY


 Company                                                     State of Organization      Ownership           Principal Business
 Travelers Group Inc.                                        Delaware                   Publicly Held       -------------
     Associated Madison Companies Inc.                       Delaware                   100.00              -------------
         The Travelers Insurance Group, Inc.                 Connecticut                100.00              -------------
             The Travelers Insurance Company                 Connecticut                100.00              Insurance



             PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
                           TRAVELERS INSURANCE COMPANY


                                                                                % of
                                                                               Voting
                                                                             Securities
                                                                               Owned
                                                                              Directly
                                                                           or Indirectly
                                                             State of       by Travelers  Principal
 Company                                                     Organization    Group Inc.   Business
AC Health Ventures, Inc.                                     DE                100        Inactive

AMCO Biotech, Inc.                                           DE                100        Inactive

Associated Madison Companies, Inc.                           DE                100        Holding company.
     ERISA Corporation                                       NY                100        Inactive

     Mid-America Insurance Services, Inc.                    GA                100        Third party administrator

     National Marketing Corporation                          PA                100        Inactive

     PFS Services, Inc.                                      GA                100        General partner and holding company
           PFS Shareholder Services                          GA                50         General partnership


March 31, 1998

                                                                                                                 % of
                                                                                                                Voting
                                                                                                              Securities
                                                                                                                Owned
                                                                                                               Directly
                                                                                                            or Indirectly
                                                                                              State of       by Travelers
 Company                                                                                      Organization    Group Inc.

           The Travelers Insurance Group Inc.                                                 CT                100
               Constitution Plaza, Inc.                                                       CT                100
               KP Properties Corporation                                                      MA                100
               KPI 85, Inc.                                                                   MA                100
               KRA Advisers Corporation                                                       MA                100
               KRP Corporation                                                                MA                100
                   Blue-Ash Associates Limited Partnership                                                      100
                   KBA 3 Limited Partnership                                                                    100
                   KBA Limited Partnership                                                                      100
               La Metropole S.A.                                                                               98.83

               The Prospect Company                                                           DE                100
                   89th & York Avenue Corporation                                             NY                100
                   Meadow Lane, Inc.                                                          GA                100
                   Panther Valley, Inc.                                                       NJ                100
                   Prospect Management Services Company                                       DE                100
                   The Travelers Asset Funding Corporation                                    CT                100
               The Travelers Insurance Company                                                CT                100
                   Applied Expert Systems Inc.                                                MA               23.4
                   The Plaza Corporation                                                      CT                100
                       The Copeland Companies (Holding Company)                               NJ                100
                             American Odyssey Funds Management, Inc.                          NJ                100
                                  American Odyssey Funds, Inc.                                MD                100
                             Copeland Associates, Inc.                                        DE                100
                                  Copeland Associates Agency of Ohio, Inc.                    OH                99
                                  Copeland Associates of Alabama, Inc.                        AL                100
                                  Copeland Associates of Montana, Inc.                        MT                100
                                  Copeland Associates of Nevada, Inc.                         NV                100
                                  Copeland Benefits Management Company                        NJ                51
                                  Copeland Equities, Inc.                                     NJ                100
                                  Donald F. Smith & Associates                                NJ                100
                                  Donald F. Smith Insurance Benefit Services, Inc.            MA                100







                                                                                            Principal
 Company                                                                                    Business
                                                                                            acting as transfer agent
           The Travelers Insurance Group Inc.                                               Holding company
               Constitution Plaza, Inc.                                                     Real estate brokerage
               KP Properties Corporation                                                    Real estate
               KPI 85, Inc.                                                                 Real estate
               KRA Advisers Corporation                                                     Real estate
               KRP Corporation                                                              Real estate
                   Blue-Ash Associates Limited Partnership                                  Real estate
                   KBA 3 Limited Partnership                                                Real estate
                   KBA Limited Partnership                                                  Real estate
               La Metropole S.A.                                                            P-C insurance/reinsurance

               The Prospect Company                                                         Investments
                   89th & York Avenue Corporation                                           Real estate
                   Meadow Lane, Inc.                                                        Real estate development
                   Panther Valley, Inc.                                                     Real estate management
                   Prospect Management Services Company                                     Real estate management
                   The Travelers Asset Funding Corporation                                  Investment adviser
               The Travelers Insurance Company                                              Insurance
                   Applied Expert Systems Inc.                                              EDP Software
                   The Plaza Corporation                                                    Holding company
                       The Copeland Companies (Holding Company)                             Holding company
                             American Odyssey Funds Management, Inc.                        Investment advisor
                                  American Odyssey Funds, Inc.                              Investment management
                             Copeland Associates, Inc.                                      Fixed/variable annuities
                                  Copeland Associates Agency of Ohio, Inc.                  Fixed/variable annuities
                                  Copeland Associates of Alabama, Inc.                      Fixed/variable annuities
                                  Copeland Associates of Montana, Inc.                      Fixed/variable annuities
                                  Copeland Associates of Nevada, Inc.                       Insurance
                                  Copeland Benefits Management Company                      Investment marketing
                                  Copeland Equities, Inc.                                   Fixed/variable annuities
                                  Donald F. Smith & Associates                              Insurance agency
                                  Donald F. Smith Insurance Benefit Services, Inc.          Insurance agent

                                                                                                                 % of
                                                                                                                Voting
                                                                                                              Securities
                                                                                                                Owned
                                                                                                               Directly
                                                                                                            or Indirectly
                                                                                              State of       by Travelers
 Company                                                                                      Organization    Group Inc.
                                  H.C. Copeland Associates, Inc. of Massachusetts             MA                100
                                  Smith Annuity Services, Inc.                                NJ                100
                             Copeland Financial Services, Inc.                                NJ                100
                             Copeland Mortgage Services, Inc.                                 NJ                100
                             H.C. Copeland and Associates, Inc. of Texas                      TX                100
                       Three Parkway Inc. - I                                                 PA                100
                       Three Parkway Inc. - II                                                PA                100
                       Three Parkway Inc. - III                                               PA                100
                       Tower Square Securities, Inc.                                          CT                100
                             Tower Square Securities Insurance Agency of Alabama, Inc.        AL                100
                             Tower Square Securities Insurance Agency of Massachusetts, Inc.  MA                100
                             Tower Square Securities Insurance Agency of New Mexico,          NM                100
                             Tower Square Securities Insurance Agency of Ohio, Inc.           OH                100
                             Tower Square Securities Insurance Agency of Texas, Inc.          TX                100
                       Travelers Asset Management International Corporation                   NY                100
                       Travelers Distribution Company                                         DE                100
                       Travelers Investment Adviser, Inc.                                     DE                100
                       Travelers/Net Plus Insurance Agency, Inc.                              MA                100
                       Travelers/Net Plus, Inc.                                               CT                100
                             Travelers/Net Plus Agency of Ohio, Inc.                          OH                100
                   The Travelers Life and Annuity Company                                     CT                100
                   Travelers Group Investment Management, LLC                                 DE                50
                   Travelers Insurance Holdings Inc.                                          GA                100
                       American Financial Life Insurance Company                              TX                100
                       Primerica Life Insurance Company                                       MA                100
                             National Benefit Life Insurance Company                          NY                100
                             Primerica Financial Services (Canada) Ltd.                                         100
                                  PFSL Investments Canada Ltd.                                                  100
                                  Primerica Client Services, Inc. (Canada)                                      100
                                  Primerica Financial Services Ltd.                                            82.82
                                  Primerica Life Insurance Company of Canada                                    100
               The Travelers Insurance Corporation Proprietary Limited                                          100

               Travelers Canada Corporation                                                                     100

               Travelers Mortgage Securities Corporation                                      DE                100








                                                                                              Principal
 Company                                                                                      Business
                                  H.C. Copeland Associates, Inc. of Massachusetts             Fixed annuities
                                  Smith Annuity Services, Inc.                                Broker dealer
                             Copeland Financial Services, Inc.                                Investment advisory services.
                             Copeland Mortgage Services, Inc.                                 Mortgage services
                             H.C. Copeland and Associates, Inc. of Texas                      Fixed/variable annuities
                       Three Parkway Inc. - I                                                 Investment real estate
                       Three Parkway Inc. - II                                                Investment real estate
                       Three Parkway Inc. - III                                               Investment real estate
                       Tower Square Securities, Inc.                                          Broker dealer
                             Tower Square Securities Insurance Agency of Alabama, Inc.        Insurance Agency
                             Tower Square Securities Insurance Agency of Massachusetts, Inc.  Insurance Agency
                             Tower Square Securities Insurance Agency of New Mexico,          Insurance Agency
                             Tower Square Securities Insurance Agency of Ohio, Inc.           Insurance Agency
                             Tower Square Securities Insurance Agency of Texas, Inc.          Insurance Agency
                       Travelers Asset Management International Corporation                   Investment adviser
                       Travelers Distribution Company                                         Broker dealer
                       Travelers Investment Adviser, Inc.                                     Investment advisor
                       Travelers/Net Plus Insurance Agency, Inc.                              Insurance agency
                       Travelers/Net Plus, Inc.                                               Insurance agency
                             Travelers/Net Plus Agency of Ohio, Inc.                          Insurance agency
                   The Travelers Life and Annuity Company                                     Life insurance
                   Travelers Group Investment Management, LLC                                 Investment advisor
                   Travelers Insurance Holdings Inc.                                          Holding company
                       American Financial Life Insurance Company                              Insurance
                       Primerica Life Insurance Company                                       Life insurance
                             National Benefit Life Insurance Company                          Insurance
                             Primerica Financial Services (Canada) Ltd.                       Holding company
                                  PFSL Investments Canada Ltd.                                Mutual fund dealer
                                  Primerica Client Services, Inc. (Canada)                    Discount purchase club
                                  Primerica Financial Services Ltd.                           General agent
                                  Primerica Life Insurance Company of Canada                  Life insurance
               The Travelers Insurance Corporation Proprietary Limited                        Inactive

               Travelers Canada Corporation                                                   Inactive

               Travelers Mortgage Securities Corporation                                      Collateralized obligations

                                                                                                       % of
                                                                                                      Voting
                                                                                                    Securities
                                                                                                      Owned
                                                                                                     Directly
                                                                                                  or Indirectly
                                                                                    State of       by Travelers
 Company                                                                            Organization    Group Inc.
               Travelers Property Casualty Corp.                                    DE                82
                   The Standard Fire Insurance Company                              CT                100
                       AE Properties, Inc.                                          CA                100
                             AE Town and Country Limited                                              51
                             Bayhill Five Associates                                CA                75
                             Bayhill Four Associates                                CA                78
                             Bayhill Restaurant II Associates                       CA                50
                             Bayhill VII Associates                                 CA                50
                             Crossroads Limited                                     CA                50
                             Industry Land Development Company                      CT                100
                             Industry Partners Inc.                                                   57
                             Koll Business Centers - Bay Area                                         50
                       Community Rehabilitation Investment Corporation              CT                100
                       The Automobile Insurance Company of Hartford, Connecticut    CT                100
                       TravCal Secure Insurance Company                             CA                100
                             TravCal Indemnity Company                              CA                100
                       Travelers Personal Security Insurance Company                CT                100
                       Travelers Property Casualty Insurance Company                CT                100
                       Travelers Property Casualty Insurance Company of Illinois    IL                100
                   The Travelers Indemnity Company                                  CT                100
                       Commercial Insurance Resources, Inc.                         DE                100
                             Gulf Insurance Company                                 MO                100
                                  Aetna National Accounts U.K. Limited                                100
                                  Atlantic Insurance Company                        TX                100
                                  Gulf Group Lloyds                                 TX                 0
                                  Gulf Risk Services, Inc.                          DE                100
                                  Gulf Underwriters Insurance Company               MO                100
                                  Select Insurance Company                          TX                100
                       Countersignature Agency, Inc.                                FL                100
                       First Floridian Auto and Home Insurance Company              FL                100
                       First Trenton Indemnity Company                              NJ                100
                             Red Oak Insurance Company                              NJ                100
                       Laramia Insurance Agency, Inc.                               NC                100
                       Secure Affinity Agency, Inc.                                 DE                100








                                                                                    Principal
 Company                                                                            Business
               Travelers Property Casualty Corp.                                    Holding company
                   The Standard Fire Insurance Company                              Insurance compny
                       AE Properties, Inc.                                          Insurance
                             AE Town and Country Limited
                             Bayhill Five Associates
                             Bayhill Four Associates
                             Bayhill Restaurant II Associates
                             Bayhill VII Associates
                             Crossroads Limited
                             Industry Land Development Company
                             Industry Partners Inc.
                             Koll Business Centers - Bay Area
                       Community Rehabilitation Investment Corporation              Investment services
                       The Automobile Insurance Company of Hartford, Connecticut    Insurance company
                       TravCal Secure Insurance Company                             Auto insurance
                             TravCal Indemnity Company                              Auto insurance
                       Travelers Personal Security Insurance Company                Insurance company
                       Travelers Property Casualty Insurance Company                Insurance company
                       Travelers Property Casualty Insurance Company of Illinois    Insurance company
                   The Travelers Indemnity Company                                  P-C insurance
                       Commercial Insurance Resources, Inc.                         Holding company
                             Gulf Insurance Company                                 P-C insurance
                                  Aetna National Accounts U.K. Limited              Insurance company
                                  Atlantic Insurance Company                        P-C insurance
                                  Gulf Group Lloyds                                 P-C insurance
                                  Gulf Risk Services, Inc.                          Claims/risk management
                                  Gulf Underwriters Insurance Company               P-C ins/surplus lines
                                  Select Insurance Company                          P-C insurance
                       Countersignature Agency, Inc.                                Countersign ins policies
                       First Floridian Auto and Home Insurance Company              Insurance company
                       First Trenton Indemnity Company                              P-C insurance
                             Red Oak Insurance Company                              Insurance company
                       Laramia Insurance Agency, Inc.                               Flood insurance
                       Secure Affinity Agency, Inc.                                 P-C insurance agency

                                                                                                                 % of
                                                                                                                Voting
                                                                                                              Securities
                                                                                                                Owned
                                                                                                               Directly
                                                                                                            or Indirectly
                                                                                              State of       by Travelers
 Company                                                                                      Organization    Group Inc.
                       The Charter Oak Fire Insurance Company                                 CT                100
                       The Parker Realty and Insurance Agency, Inc.                           VT                58
                       The Phoenix Insurance Company                                          CT                100
                             Constitution State Service Company                               MT                100
                                  Constitution State Services LLC                                               100
                             The Travelers Indemnity Company of America                       CT                100
                             The Travelers Indemnity Company of Connecticut                   CT                100
                             The Travelers Indemnity Company of Illinois                      IL                100
                       The Premier Insurance Company of Massachusetts                         MA                100
                       The Travelers Home and Marine Insurance Company                        IN                100
                       The Travelers Indemnity Company of Missouri                            MO                100
                       The Travelers Lloyds Insurance Company                                 TX                100
                       The Travelers Marine Corporation                                       CA                100
                       TI Home Mortgage Brokerage, Inc.                                       DE                100
                       TravCo Insurance Company                                               IN                100
                       Travelers Bond Investments, Inc.                                       CT                100
                       Travelers General Agency of Hawaii, Inc.                               HI                100
                       Travelers Medical Management Services Inc.                             DE                100
                       Travelers Specialty Property Casualty Company, Inc.                    CT                100
                   Travelers Casualty and Surety Company                                      CT                100
                       AE Development Group, Inc.                                             CT                100
                       Aetna Casualty & Surety Company of Canada                                                100
                       Charter Oak Services Corporation                                       NY                100
                       Farmington Casualty Company                                            CT                100
                       Farmington Management, Inc.                                            CT                100
                       Ponderosa Homes                                                        CT                77
                       Travelers Casualty and Surety Company of America                       CT                100
                       Travelers Casualty and Surety Company of Illinois                      IL                100
                       Travelers Casualty Company of Connecticut                              CT                100
                       Travelers Commercial Insurance Company                                 CT                100
                       Travelers Excess and Surplus Lines Company                             CT                100
                       Travelers Information Services Inc.                                    CT                50
                       Travelers Lloyds of Texas Insurance Company                            TX                100








                                                                                              Principal
 Company                                                                                      Business
                       The Charter Oak Fire Insurance Company                                 P-C insurance
                       The Parker Realty and Insurance Agency, Inc.                           Real estate
                       The Phoenix Insurance Company                                          P-C insurance
                             Constitution State Service Company                               Service company
                                  Constitution State Services LLC
                             The Travelers Indemnity Company of America                       P-C insurance
                             The Travelers Indemnity Company of Connecticut                   Insurance
                             The Travelers Indemnity Company of Illinois                      P-C insurance
                       The Premier Insurance Company of Massachusetts                         Insurance
                       The Travelers Home and Marine Insurance Company                        P-C insurance
                       The Travelers Indemnity Company of Missouri                            P-C insurance
                       The Travelers Lloyds Insurance Company                                 Non-life insurance
                       The Travelers Marine Corporation                                       General insurance brokerage
                       TI Home Mortgage Brokerage, Inc.                                       Mortgage brokerage services
                       TravCo Insurance Company                                               P-C insurance
                       Travelers Bond Investments, Inc.                                       Bond investments
                       Travelers General Agency of Hawaii, Inc.                               Insurance agency
                       Travelers Medical Management Services Inc.                             Managed care
                       Travelers Specialty Property Casualty Company, Inc.                    Insurance management
                   Travelers Casualty and Surety Company                                      Insurance company
                       AE Development Group, Inc.                                             Insurance
                       Aetna Casualty & Surety Company of Canada                              Insurance company
                       Charter Oak Services Corporation                                       Insurance
                       Farmington Casualty Company                                            Insurance company
                       Farmington Management, Inc.                                            Management services
                       Ponderosa Homes
                       Travelers Casualty and Surety Company of America                       Insurance company
                       Travelers Casualty and Surety Company of Illinois                      Insurance company
                       Travelers Casualty Company of Connecticut                              Insurance company
                       Travelers Commercial Insurance Company                                 Insurance company
                       Travelers Excess and Surplus Lines Company                             Insurance Company
                       Travelers Information Services Inc.                                    Insurance
                       Travelers Lloyds of Texas Insurance Company                            Insurance company

                                                                                                                 % of
                                                                                                                Voting
                                                                                                              Securities
                                                                                                                Owned
                                                                                                               Directly
                                                                                                            or Indirectly
                                                                                              State of       by Travelers
 Company                                                                                      Organization    Group Inc.
                       Urban Diversified Properties, Inc.                                     CT                100
                             Carlsbad Research Center                                         CA                50
                             Carlsbad Research Center Number Four                                               50
                             Carlsbad Research Center Number One                                                50
                             Carlsbad Research Center Number Seven                                              50
                             Carlsbad Research Center Number Six                                                50
                             Carlsbad Research Center Number Three                                              50
                             Carlsbad Research Center Number Two                                                50
     Primerica Client Services, Inc. (USA)                                                    DE                100

     Primerica Convention Services, Inc.                                                      GA                100

     Primerica Finance Corporation                                                            DE                100
           PFS Distributors, Inc.                                                             GA                100

           PFS Investments Inc.                                                               GA                100

           PFS T.A., Inc.                                                                     DE                100
               PFS Shareholder Services                                                       GA                50



     Primerica Financial Services Home Mortgages, Inc.                                        GA                100
           Primerica Financial Services Home Mortgages Limited Partnership of Arizona                           100
           Primerica Financial Services Limited Partnership of North Carolina                                   100



     Primerica Financial Services, Inc.                                                       NV                100
           Primerica Financial Services Agency of New York, Inc.                              NY                100

           Primerica Financial Services Agency of Ohio, Inc.                                  OH                100

           Primerica Financial Services Insurance Marketing of Connecticut, Inc.              CT                100

           Primerica Financial Services Insurance Marketing of Idaho, Inc.                    ID                100

           Primerica Financial Services Insurance Marketing of Maine, Inc.                    ME                100

           Primerica Financial Services Insurance Marketing of Nevada, Inc.                   NV                100

           Primerica Financial Services Insurance Marketing of Pennsylvania, Inc.             PA                100








                                                                                              Principal
 Company                                                                                      Business
                       Urban Diversified Properties, Inc.                                     Insurance
                             Carlsbad Research Center
                             Carlsbad Research Center Number Four
                             Carlsbad Research Center Number One
                             Carlsbad Research Center Number Seven
                             Carlsbad Research Center Number Six
                             Carlsbad Research Center Number Three
                             Carlsbad Research Center Number Two
     Primerica Client Services, Inc. (USA)                                                    Discount purchase club

     Primerica Convention Services, Inc.                                                      Convention planner

     Primerica Finance Corporation                                                            Holding company
           PFS Distributors, Inc.                                                             General partner

           PFS Investments Inc.                                                               Broker dealer

           PFS T.A., Inc.                                                                     Joint venture partner
               PFS Shareholder Services                                                       General partnership which
                                                                                              acts as the sole transfer agent
                                                                                              transfer agent; its

     Primerica Financial Services Home Mortgages, Inc.                                        Mortgage loan broker
           Primerica Financial Services Home Mortgages Limited Partnership of Arizona
           Primerica Financial Services Limited Partnership of North Carolina                 Entity was formed in North Carolina
                                                                                              to obtain the registration necessary
                                                                                              to allow PFS agents who become
                                                                                              limited partners to solicit
                                                                                              $.M.A.R.T. loans.

     Primerica Financial Services, Inc.                                                       General agency
           Primerica Financial Services Agency of New York, Inc.                              General agency licensing

           Primerica Financial Services Agency of Ohio, Inc.                                  Receive agency commissions

           Primerica Financial Services Insurance Marketing of Connecticut, Inc.              General agency licensing

           Primerica Financial Services Insurance Marketing of Idaho, Inc.                    General agency licensing

           Primerica Financial Services Insurance Marketing of Maine, Inc.                    General agency licensing

           Primerica Financial Services Insurance Marketing of Nevada, Inc.                   General agency licensing

           Primerica Financial Services Insurance Marketing of Pennsylvania, Inc.             General agency licensing

                                                                                                                 % of
                                                                                                                Voting
                                                                                                              Securities
                                                                                                                Owned
                                                                                                               Directly
                                                                                                            or Indirectly
                                                                                              State of       by Travelers
 Company                                                                                      Organization    Group Inc.
           Primerica Financial Services Insurance Marketing of the Virgin Islands, Inc.                         100

           Primerica Financial Services Insurance Marketing of Wyoming, Inc.                  WY                100

           Primerica Financial Services Insurance Marketing, Inc.                             DE                100

           Primerica Financial Services of Alabama, Inc.                                      AL                100

           Primerica Financial Services of Arizona, Inc.                                      AZ                100

           Primerica Financial Services of Kentucky Inc.                                      KY                100

           Primerica Financial Services of New Mexico, Inc.                                   NM                100

           Primerica Insurance Agency of Massachusetts, Inc.                                  MA                100

           Primerica Insurance Marketing Services of Puerto Rico, Inc.                        PR                100

           Primerica Insurance Services of Louisiana, Inc.                                    LA                100

           Primerica Insurance Services of Maryland, Inc.                                     MD                100

           Primerica Insurance Services of Texas, Inc.                                        TX                100

     Primerica Services, Inc.                                                                 GA                100

     RCM Acquisition Inc.                                                                     DE                100

     SCN Acquisitions Company                                                                 DE                100

     SL&H Reinsurance, Ltd.                                                                                     100
           Southwest Service Agreements, Inc.                                                 NC                100

     Southwest Warranty Corporation                                                           FL                100

Berg Associates                                                                               NJ                100

CCC Holdings, Inc.                                                                            DE                100
     CCC Fairways, Inc.                                                                       DE                100

     Commercial Credit Company                                                                DE                100
           American Health and Life Insurance Company                                         MD                100

           Brookstone Insurance Company                                                       VT                100

           CC Credit Card Corporation                                                         DE                100

           CC Finance Company, Inc.                                                           NY                100








                                                                                              Principal
 Company                                                                                      Business
           Primerica Financial Services Insurance Marketing of the Virgin Islands, Inc.       General agency licensing

           Primerica Financial Services Insurance Marketing of Wyoming, Inc.                  General agency licensing

           Primerica Financial Services Insurance Marketing, Inc.                             General agency licensing

           Primerica Financial Services of Alabama, Inc.                                      General agency licensing

           Primerica Financial Services of Arizona, Inc.                                      General agency licensing

           Primerica Financial Services of Kentucky Inc.                                      General agency licensing

           Primerica Financial Services of New Mexico, Inc.                                   General agency licensing

           Primerica Insurance Agency of Massachusetts, Inc.                                  General agency licensing

           Primerica Insurance Marketing Services of Puerto Rico, Inc.                        Insurance agency

           Primerica Insurance Services of Louisiana, Inc.                                    General agency licensing

           Primerica Insurance Services of Maryland, Inc.                                     General agency licensing

           Primerica Insurance Services of Texas, Inc.                                        General agency licensing

     Primerica Services, Inc.                                                                 Print operations

     RCM Acquisition Inc.                                                                     Investments

     SCN Acquisitions Company                                                                 Investments

     SL&H Reinsurance, Ltd.                                                                   Reinsurance
           Southwest Service Agreements, Inc.                                                 Warranty/service agreements

     Southwest Warranty Corporation                                                           Extended automobile warranty

Berg Associates                                                                               Inactive

CCC Holdings, Inc.                                                                            Holding company
     CCC Fairways, Inc.                                                                       Investment company

     Commercial Credit Company                                                                Holding company.
           American Health and Life Insurance Company                                         LH&A Insurance

           Brookstone Insurance Company                                                       Insurance managers

           CC Credit Card Corporation                                                         Limited Purpose securitization
                                                                                              vehicle

           CC Finance Company, Inc.                                                           Consumer lending


                                                                                                                 % of
                                                                                                                Voting
                                                                                                              Securities
                                                                                                                Owned
                                                                                                               Directly
                                                                                                            or Indirectly
                                                                                              State of       by Travelers
 Company                                                                                      Organization    Group Inc.
           CC Finance System Incorporated                                                     DE                100
               CC Consumer Discount Company                                                   PA                100

               CC Finance Credit Corp.                                                        DE                100

               CC Financial Management Services, Inc.                                         DE                100

               CC Financial Services Inc.                                                     DE                100
                   CC Advertising Agency, Inc.                                                KS                100
                   CC Financial Services of Minnesota Inc.                                    MN                100
                   CC Financial Services of Nevada Inc.                                       NV                100
                   CC of West Virginia Inc.                                                   WV                100
                   The Midwestern Agency Corporation, Inc.                                    IA                100
               CC Financial Services of Des Moines Inc.                                       IA                100

               CC Mortgage Corporation                                                        VA                100

               Dealers Credit, Inc.                                                           DE                100
           CC Financial Services, Inc.                                                        HI                100

           Chesapeake Appraisal and Settlement Services Inc.                                  MD                100
               Chesapeake Appraisal and Settlement Services Agency of Ohio Inc.               OH                100

               Chesapeake West Escrow Services Inc.                                           CA                100

           City Loan Financial Services, Inc.                                                 OH                100

           City Loan Financial, Inc.                                                          OH                100

           Commercial Credit Banking Corporation                                              OR                100

           Commercial Credit Consumer Services, Inc.                                          MN                100

           Commercial Credit Corporation (Hawaii)                                             HI                100

           Commercial Credit Corporation (AL)                                                 AL                100

           Commercial Credit Corporation (CA)                                                 CA                100

           Commercial Credit Corporation (IA)                                                 IA                100
               Commercial Credit of Alabama, Inc.                                             DE                100

               Commercial Credit of Mississippi, Inc.                                         DE                100
           Commercial Credit Corporation (KY)                                                 KY                100








                                                                                              Principal
 Company                                                                                      Business
           CC Finance System Incorporated                                                     Holding company
               CC Consumer Discount Company                                                   Consumer loans

               CC Finance Credit Corp.                                                        Consumer credit

               CC Financial Management Services, Inc.                                         Mgt, payroll, leaseholding

               CC Financial Services Inc.                                                     Consumer credit
                   CC Advertising Agency, Inc.                                                Advertising discounts
                   CC Financial Services of Minnesota Inc.                                    Consumer credit
                   CC Financial Services of Nevada Inc.                                       Credit insurance
                   CC of West Virginia Inc.                                                   Industrial loans
                   The Midwestern Agency Corporation, Inc.                                    Insurance commissions
               CC Financial Services of Des Moines Inc.                                       Consumer loans

               CC Mortgage Corporation                                                        Second mortgages

               Dealers Credit, Inc.                                                           Insurance agent
           CC Financial Services, Inc.                                                        Consumer lending

           Chesapeake Appraisal and Settlement Services Inc.                                  Appraisal/title
               Chesapeake Appraisal and Settlement Services Agency of Ohio Inc.               Appraisal/Title

               Chesapeake West Escrow Services Inc.

           City Loan Financial Services, Inc.                                                 Direct loan

           City Loan Financial, Inc.                                                          Consumer finance

           Commercial Credit Banking Corporation                                              Consumer finance

           Commercial Credit Consumer Services, Inc.                                          Consumer finance

           Commercial Credit Corporation (Hawaii)                                             Financial services

           Commercial Credit Corporation (AL)                                                 Consumer finance

           Commercial Credit Corporation (CA)                                                 Consumer finance

           Commercial Credit Corporation (IA)                                                 Consumer finance
               Commercial Credit of Alabama, Inc.                                             Consumer lending

               Commercial Credit of Mississippi, Inc.                                         Consumer finance
           Commercial Credit Corporation (KY)                                                 Consumer finance

                                                                                                                 % of
                                                                                                                Voting
                                                                                                              Securities
                                                                                                                Owned
                                                                                                               Directly
                                                                                                            or Indirectly
                                                                                              State of       by Travelers
 Company                                                                                      Organization    Group Inc.
               Certified Insurance Agency, Inc.                                               KY                100

               Commercial Credit Investment, Inc.                                             KY                100

               National Life Insurance Agency of Kentucky, Inc.                               KY                100

               Union Casualty Insurance Agency, Inc.                                          KY                100
           Commercial Credit Corporation (MD)                                                 MD                100
               Action Data Services, Inc.                                                     MO                100

               Commercial Credit Plan, Incorporated (OK)                                      OK                100
           Commercial Credit Corporation (NY)                                                 NY                100

           Commercial Credit Corporation (SC)                                                 SC                100

           Commercial Credit Corporation (WV)                                                 WV                100

           Commercial Credit Corporation NC                                                   NC                100
           Commercial Credit Europe, Inc.                                                     DE                100

           Commercial Credit Far East Inc.                                                    DE                100

           Commercial Credit Insurance Services, Inc.                                         MD                100
               Commercial Credit Insurance Agency (P&C) of Mississippi, Inc.                  MS                100

               Commercial Credit Insurance Agency of Alabama, Inc.                            AL                100

               Commercial Credit Insurance Agency of Hawaii, Inc.                             HI                100

               Commercial Credit Insurance Agency of Kentucky, Inc.                           KY                100

               Commercial Credit Insurance Agency of Massachusetts, Inc.                      MA                100

               Commercial Credit Insurance Agency of Nevada, Inc.                             NV                100

               Commercial Credit Insurance Agency of New Mexico, Inc.                         NM                100

               Commercial Credit Insurance Agency of Ohio, Inc.                               OH                100
           Commercial Credit International, Inc.                                              DE                100
               Commercial Credit International Banking Corporation                            OR                100
                   Commercial Credit Corporation CCC Limited                                                    100
                   Commercial Credit Services do Brazil Ltda.                                                   99
               Commercial Credit Services Belgium S.A.                                                          100
           Commercial Credit Limited                                                          DE                100








                                                                                              Principal
 Company                                                                                      Business
               Certified Insurance Agency, Inc.                                               Insurance agency

               Commercial Credit Investment, Inc.                                             Investment company

               National Life Insurance Agency of Kentucky, Inc.                               Insurance agency

               Union Casualty Insurance Agency, Inc.                                          Insurance agency
           Commercial Credit Corporation (MD)                                                 Consumer finance
               Action Data Services, Inc.                                                     Data processing

               Commercial Credit Plan, Incorporated (OK)                                      Consumer finance
           Commercial Credit Corporation (NY)                                                 Consumer finance

           Commercial Credit Corporation (SC)                                                 Consumer finance

           Commercial Credit Corporation (WV)                                                 Consumer finance

           Commercial Credit Corporation NC                                                   Consumer finance
           Commercial Credit Europe, Inc.                                                     Inactive

           Commercial Credit Far East Inc.                                                    Inactive

           Commercial Credit Insurance Services, Inc.                                         Insurance broker
               Commercial Credit Insurance Agency (P&C) of Mississippi, Inc.                  Insurance agency

               Commercial Credit Insurance Agency of Alabama, Inc.                            Insurance agency

               Commercial Credit Insurance Agency of Hawaii, Inc.                             Insurance agency

               Commercial Credit Insurance Agency of Kentucky, Inc.                           Insurance agency

               Commercial Credit Insurance Agency of Massachusetts, Inc.                      Insurance agency

               Commercial Credit Insurance Agency of Nevada, Inc.                             Credit LH&A, P-C insurance

               Commercial Credit Insurance Agency of New Mexico, Inc.                         Insurance agency/Broker

               Commercial Credit Insurance Agency of Ohio, Inc.                               Insurance agency/broker
           Commercial Credit International, Inc.                                              Holding company
               Commercial Credit International Banking Corporation                            International lending
                   Commercial Credit Corporation CCC Limited                                  Second mortgage loans
                   Commercial Credit Services do Brazil Ltda.                                 Inactive
               Commercial Credit Services Belgium S.A.                                        Inactive
           Commercial Credit Limited                                                          Inactive

                                                                                      % of
                                                                                     Voting
                                                                                   Securities
                                                                                     Owned
                                                                                    Directly
                                                                                 or Indirectly
                                                                   State of       by Travelers  Principal
 Company                                                           Organization    Group Inc.   Business
           Commercial Credit Loan, Inc. (NY)                       NY                100        Consumer finance

           Commercial Credit Loans, Inc. (DE)                      DE                100        Consumer finance

           Commercial Credit Loans, Inc. (OH)                      OH                100        Consumer finance

           Commercial Credit Loans, Inc. (VA)                      VA                100        Consumer finance

           Commercial Credit Management Corporation                MD                100        Intercompany services

           Commercial Credit Plan Incorporated (TN)                TN                100        Consumer finance

           Commercial Credit Plan Incorporated (UT)                UT                100        Consumer finance
           Commercial Credit Plan Incorporated of Georgetown       DE                100        Consumer finance

           Commercial Credit Plan Industrial Loan Company          VA                100        Consumer finance

           Commercial Credit Plan, Incorporated (CO)               CO                100        Consumer finance

           Commercial Credit Plan, Incorporated (DE)               DE                100        Consumer finance

           Commercial Credit Plan, Incorporated (GA)               GA                100        Consumer finance

           Commercial Credit Plan, Incorporated (MO)               MO                100        Consumer finance

           Commercial Credit Securities, Inc.                      DE                100        Broker dealer

           DeAlessandro & Associates, Inc.                         DE                100        Inactive

           Park Tower Holdings, Inc.                               DE                100        Holding company
               CC Retail Services, Inc.                            DE                100        Leasing, financing
                   Park Tower Brokerage Associates                 DE                100        Insurance agency
                   Troy Textiles, Inc.                             DE                100        Inactive
               Commercial Credit Development Corporation           DE                100        Direct loan
                   Myers Park Properties, Inc.                     DE                100        Inactive
               Travelers Home Mortgage Services of Alabama, Inc.   DE                100        Inactive
           Penn Re, Inc.                                           NC                100        Management company

           Plympton Concrete Products, Inc.                        DE                100        Inactive

           Resource Deployment, Inc.                               TX                100        Management company

           SBHU Mortgage Pass-Through Corporation                  DE                100        Home equity loans

           The Travelers Bank USA                                  DE                100        Credit card bank

                                                                                        % of
                                                                                       Voting
                                                                                     Securities
                                                                                       Owned
                                                                                      Directly
                                                                                   or Indirectly
                                                                     State of       by Travelers  Principal
 Company                                                             Organization    Group Inc.   Business
           Travelers Bank & Trust, fsb                               DE                100        Banking services

           Travelers Home Equity, Inc.                               NC                100        Financial services
               CC Consumer Services of Alabama, Inc.                 AL                100        Financial services

               CC Home Lenders Financial, Inc.                       GA                100        Financial services
               CC Home Lenders, Inc.                                 OH                100        Financial services

               Commercial Credit Corporation (TX)                    TX                100        Consumer finance

               Commercial Credit Financial of Kentucky, Inc.         KY                100        Consumer finance

               Commercial Credit Financial of West Virginia, Inc.    WV                100        Consumer finance

               Commercial Credit Plan Consumer Discount Company      PA                100        Financial services

               Commercial Credit Services of Kentucky, Inc.          KY                100        Financial services.

               Travelers Home Mortgage Services, Inc.                NC                100        Financial services
           Travelers Home Mortgage Services of Pennsylvania, Inc.    PA                100        Financial services

           Triton Insurance Company                                  MO                100        P-C insurance

           Verochris Corporation                                     DE                100        Joint venture company
               AMC Aircraft Corp.                                    DE                100        Aviation
           World Service Life Insurance Company                      CO                100        Life insurance

Greenwich Street Capital Partners, Inc.                              DE                100        Investments

Greenwich Street Investments, Inc.                                   DE                100        Investments
     Greenwich Street Capital Partners Offshore Holdings, Inc.       DE                100        Investments

Mirasure Insurance Company, Ltd.                                                       100        Inactive

MRC Holdings, Inc.                                                   DE                100        Real estate

Pacific Basin Investments Ltd.                                       DE                100        Inactive

Primerica Corporation (WY)                                           WY                100        Inactive

Primerica, Inc.                                                      DE                100        Name saver

Salomon Smith Barney Holdings Inc.                                   DE                100        Holding Company
     Basis Clearing Inc                                                                100

     Genesis Crude Oil, L.P.                                                          11.77

                                                                                       % of
                                                                                      Voting
                                                                                    Securities
                                                                                      Owned
                                                                                     Directly
                                                                                  or Indirectly
                                                                    State of       by Travelers  Principal
 Company                                                            Organization    Group Inc.   Business
     Mutual Management Corp.                                        DE                100        Investment management
           Smith Barney Asset Management Co., Ltd.                                    100        Investment advisor

           Smith Barney Management Company (Ireland) Limited                          100        Fund management

           Smith Barney Strategy Advisers Inc.                      DE                100        Investment management
               The Advisers Fund L.P.                               DE                100        Investment fund
           Travelers Group Investment Management, LLC               DE                50         Investment advisor

     New Amsterdam Investing Ltd.                                   NY                100

     Nextco Inc.                                                    DE                100        Purchasing

     Phibro Energy Production, Inc.                                 DE                100
           Anglo Suisse USSR LP                                                      54.55

               White Nights Limited Liability Company                                11.25
           Golden Mammoth                                                            21.88

           Phibro Energy Production G.P. Inc                        DE                100
               Anglo Suisse USSR LP                                                    1

                   White Nights Limited Liability Company                            11.25
           White Nights Limited Liability Company                                    38.75

     Phibro Inc.                                                    DE                100
           MC2 Technologies, Inc.                                   DE                100

           Phibro Commodities                                                         100

           Phibro Energy Clearing, Inc.                             DE                100

           Phibro Energy Hong Kong Limited                                            100

           Phibro Energy Oil, Inc.                                  DE                100

           Phibro GmbH                                                                100
               Allcom Trading Company Limited                                         50

               Allcomex Trading Company Limited                                       50

               Derby Resources AG                                                     100
               Phibro (Asia) Pte Ltd                                                  100

               Phibro Energy (Overseas) AG                                            100

                                                                                       % of
                                                                                      Voting
                                                                                    Securities
                                                                                      Owned
                                                                                     Directly
                                                                                  or Indirectly
                                                                    State of       by Travelers  Principal
 Company                                                            Organization    Group Inc.   Business
               Phibro Energy Marketing AG                                             100

               Phibro Energy Representacoes Commerciaia Ltda.                         100

               Phibro S.A.                                          AG                100

               Philipp Brothers AG                                                    100

               Politrade Sp.                                                          50

               Scanports Shipping Limited                                             100
                   Shipalks Shipping AG                                               100

               Scansport Limited                                                      100
                   Shipalks Shipping Limited                                          100

               Turavent Oil AG                                                        100
           Phibro Holdings Limited                                                    100

               Carisgreen Limited                                                     100

               Phibro Bullion Limited                                                 100

               Phibro Energy Marketing Limited                                        100

               Phibro Futures and Metals Limited                                      100
           Phibro International Sales Corp.                                           100

           Phibro Trading Pte Ltd                                                     100

           Phillip Brothers Limited                                                   100

           Scanport Shipping, Inc.                                  DE                100

     Phibro Resources Corp.                                         DE                100
           The S.W. Shattuck Chem Co., Inc.                         CO                100

     Phillip Brothers Inc.                                          NY                100
           Derby & Co. Inc.                                         NY                100
           Phillip Brothers Trading Corp.                           DE                100

           Ropin Steel Co., Inc.                                    IL                100

     R-H Capital, Inc.                                              DE                100        Investments

     RH Sports Enterprises Inc                                      GA                100        Sports representation

     Salomon Brothers Canada Holding Co                                                1

                                                                                       % of
                                                                                      Voting
                                                                                    Securities
                                                                                      Owned
                                                                                     Directly
                                                                                  or Indirectly
                                                                    State of       by Travelers  Principal
 Company                                                            Organization    Group Inc.   Business
           Salomon Smith Barney Canada Inc.                                           100        Investment dealer

     Salomon Brothers Finanz AG                                                       100

     Salomon Brothers Holding Company Inc                           DE                100
           Banco Patrimonio de Investimento                                           50

           Concord Venture Capital                                                   13.83

           Grove Street Film Corp                                   DE                100        A wholly-owned subsidiary of
                                                                                                 Salomon Brothers Holding Company
                                                                                                 Inc.  It is a special purpose
                                                                                                 subsidiary established to buy and
                                                                                                 sell films.

           Hannuri Salomon                                                            24

           Liberty Brokerage                                                         14.8

           Loan Participation Holding Corporation                   DE                100        Holding Company of Home
                                                                                                 Mortgage Access Corporation.
               Home Mortgage Access Corporation                     DC                100
                   Home MAC Government Financial Corporation        DC                100
                   Home MAC Government Financial Corporation West   DC                100
                   Home MAC Mortgage Securities Corporation         DC                100        A wholly-owned, limited purpose
                                                                                                 finance subsidiary of Home
                                                                                                 Mortgage Access Corporation,
                                                                                                 organized to raise funds through
                                                                                                 the issuance and sale of
                                                                                                 Collateralized Mortgage
                                                                                                 Obligations.

           Merchants Bankers Associados S.A.                                          49

           PB-SB Investments, Inc                                   DE                100        A wholly-owned subsidiary of
                                                                                                 Salomon Brothers Holding Company
                                                                                                 Inc established to act as General
                                                                                                 or Managing Partner in various
                                                                                                 real estate and oil and gas
                                                                                                 exploration limited and general
                                                                                                 partnerships.

               PB-SB 1988 II                                                         23.06

                                                                                       % of
                                                                                      Voting
                                                                                    Securities
                                                                                      Owned
                                                                                     Directly
                                                                                  or Indirectly
                                                                    State of       by Travelers  Principal
 Company                                                            Organization    Group Inc.   Business
           PB-SB Ventures, Inc                                      DE                100        A wholly-owned subsidiary of
                                                                                                 Salomon Brothers Holding Company
                                                                                                 Inc established to act as a
                                                                                                 General Partner in several limited
                                                                                                 partnerships investing in venture
                                                                                                 capital deals, and securities of
                                                                                                 various types.
           PT SB NUSA Securities                                                      60
           Salomon (International) Finance AG                                         100
               Phibro S.A.                                          Sp                100
               Phibro-Salomon Investments                                             100
               Salomon Brothers Europe Limited                                        25
                   Anglo Chemical Metals Limited                                      100
                   Charles Wade & Co. Limited                                         100
                   Cocoa Merchants Limited                                            100
                   Cresthayes Limited                                                 100
                   Damsonbush Limited                                                 100
                   Hilsrest Limited                                                   100
                   Ion Trading Systems Limited                                        51
                   PE 1994 Limited                                                    100
                   Phibro Energy Services Limited                                     100
                   Phibro West Afrique Limited                                        100
                   Phibro-Salomon Nominees Limited                                    100
                   Philipp Brothers Bullion Limited                                   100
                   Philipp Brothers Futures Limited                                   100
                   PS4 Limited                                                        100
                   Salomon Brothers Asset Management Limited                          100
                   Salomon Brothers Eastern Europe Limited                            100
                   Salomon Brothers International Limited                             100
                       SBE 1991 Limited                                               100
                       SBI 1984                                                       100
                   Salomon Brothers Nominees Limited                                  100

                                                                                       % of
                                                                                      Voting
                                                                                    Securities
                                                                                      Owned
                                                                                     Directly
                                                                                  or Indirectly
                                                                    State of       by Travelers  Principal
 Company                                                            Organization    Group Inc.   Business
                   Salomon Brothers UK Equity Limited                                 100
                   Salomon Brothers UK Limited                                        100
                   SB Corporation Limited                                             100
                   SB Finance PLC                                                     100
                   SB Funding No 1 Limited                                            100
                   SB Funding No 2 Limited                                            100
                   SB Mortgage Securities No 21 PLC                                   100
                   SB Mortgage Securities No 22 PLC                                   100
                   SB Mortgage Securities No 23 PLC                                   100
                   SB Mortgage Securities No 24 PLC                                   100
                   SB Placement No 2 Limited                                          100
                   SB Portfolio Services Limited                                      100
                   SB Residential PLC                                                 100
                   Wavendown Limited                                                  100
               Salomon Brothers Holdings GmbH                                        77.63
                   Salomon Brothers Asia Limited                                      100
                   Salomon Brothers Asia Management Services Ltd                      100
                   Salomon Contractuals Limited                                       100
                   Salomon International Financial Products                           100
               Salomon Brothers Hong Kong Limited                                     25
                   Salomon Brothers Hong Kong Nom. Ltd.                               100

               Salomon Brothers Overseas Inc                                          100

           Salomon Analytics Inc                                    DE                100        A wholly-owned subsidiary of
                                                                                                 Salomon Brothers Inc established
                                                                                                 to sell Salomon's Yield Book
                                                                                                 technology externally.

           Salomon Brothers Asia Capital Corp                       DE                100
               Darkland International Limited                                         100

               Emeraldgrange Limited                                                  100

               Hualaford Limited                                                      100

                                                                                       % of
                                                                                      Voting
                                                                                    Securities
                                                                                      Owned
                                                                                     Directly
                                                                                  or Indirectly
                                                                    State of       by Travelers  Principal
 Company                                                            Organization    Group Inc.   Business
               Ilshin No. 4 Venture Investment Partnership                            90

               Kookmin No. 5 Investment Partnership                                   90

               Solom International Limited                                            100
                   Samchully Investment Partnership No. 3                             90
               Underwood Enterprises Limited                                          100
           Salomon Brothers Asia Pacific Ltd.                       DE                100

           Salomon Brothers Asset Management (Ireland) Ltd                            100

           Salomon Brothers Asset Management Asia Pacific Ltd                         100

           Salomon Brothers Asset Management Inc                    DE                100
               Salomon Brothers Asset Management G.P.               DE                100

                   Mastholm Asset Management LLC                                      20
               Salomon Brothers Asset Management Japan Ltd                            100

           Salomon Brothers Australia Ltd.                                            100

           Salomon Brothers Canada Holding Co                                         99

               Salomon Smith Barney Canada Inc.                                       100        Investment dealer
           Salomon Brothers China Ltd                                                 100

           Salomon Brothers Finance AG                                                100

           Salomon Brothers Hong Kong Futures                                         100

           Salomon Brothers Hong Kong Limited                                         75
               Salomon Brothers Hong Kong Nom. Ltd.                                   100

           Salomon Brothers Housing Investment Inc                  DE                100        A wholly-owned subsidiary of
                                                                                                 Salomon Brothers Holding Company
                                                                                                 Inc, is a limited partner in 4
                                                                                                 partnerships.

               Corporate Housing Initiatives Fund LP                                 26.76
               Corporate Housing Initiatives Fund LP II                              9.34

               Enterprise Housing Partners 1992                                      17.62

               Enterprise Housing Partners 1995                                      7.64

               Enterprise Housing Partners 1996                                      13.33

               New York Equity Fund 1992 Ltd                                         11.93

                                                                                                                 % of
                                                                                                                Voting
                                                                                                              Securities
                                                                                                                Owned
                                                                                                               Directly
                                                                                                            or Indirectly
                                                                                              State of       by Travelers
 Company                                                                                      Organization    Group Inc.
               New York Equity Fund 1993 Ltd                                                                   8.92

               New York Equity Fund 1994 Ltd                                                                   8.87

               New York Equity Fund 1995                                                                       9.25
           Salomon Brothers Inc                                                               DE                100
               Hannuri Salomon                                                                                  25

               Salomon Brothers UK Limited                                                                       0

           Salomon Brothers International Operations (Japan) Inc                              DE                100



           Salomon Brothers International Operations (Jersey) Limited                                           100

           Salomon Brothers International Operations (Overseas) Limited                                         100

           Salomon Brothers International Operations Inc                                      DE                100

           Salomon Brothers Mortgage Securities II, Inc                                       DE                100

           Salomon Brothers Mortgage Securities III, Inc                                      DE                100

           Salomon Brothers Mortgage Securities Inc                                           DE                100

           Salomon Brothers Mortgage Securities VI, Inc                                       DE                100

           Salomon Brothers Mortgage Securities VII, Inc                                      DE                100

           Salomon Brothers Pacific Holding Company Inc                                       DE                100
               Salomon Brothers Holdings GmbH                                                                  22.37

                   Salomon Brothers Asia Limited                                                                100
                   Salomon Brothers Asia Management Services Ltd                                                100
                   Salomon Contractuals Limited                                                                 100
                   Salomon International Financial Products                                                     100
           Salomon Brothers Properties, Inc                                                   DE                100
               Salomon Brothers Investments Inc                                               DE                100

                   Salomon Brothers Finance Corporation and Co beschrankthaftende KG                            28
                       Salomon Brothers AG                                                                      100
                       Salomon Brothers Corporate Support GmbH                                                  100








                                                                                               Principal
 Company                                                                                       Business
               New York Equity Fund 1993 Ltd

               New York Equity Fund 1994 Ltd

               New York Equity Fund 1995
           Salomon Brothers Inc
               Hannuri Salomon

               Salomon Brothers UK Limited

           Salomon Brothers International Operations (Japan) Inc                               A wholly-owned subsidiary of Salomon
                                                                                               Brothers Holding Company Inc that
                                                                                               was created to fund payroll and
                                                                                               other expenses of expatriates.

           Salomon Brothers International Operations (Jersey) Limited

           Salomon Brothers International Operations (Overseas) Limited

           Salomon Brothers International Operations Inc

           Salomon Brothers Mortgage Securities II, Inc

           Salomon Brothers Mortgage Securities III, Inc

           Salomon Brothers Mortgage Securities Inc

           Salomon Brothers Mortgage Securities VI, Inc

           Salomon Brothers Mortgage Securities VII, Inc

           Salomon Brothers Pacific Holding Company Inc
               Salomon Brothers Holdings GmbH

                   Salomon Brothers Asia Limited
                   Salomon Brothers Asia Management Services Ltd
                   Salomon Contractuals Limited
                   Salomon International Financial Products
           Salomon Brothers Properties, Inc
               Salomon Brothers Investments Inc

                   Salomon Brothers Finance Corporation and Co beschrankthaftende KG
                       Salomon Brothers AG
                       Salomon Brothers Corporate Support GmbH

                                                                                                                 % of
                                                                                                                Voting
                                                                                                              Securities
                                                                                                                Owned
                                                                                                               Directly
                                                                                                            or Indirectly
                                                                                              State of       by Travelers
 Company                                                                                      Organization    Group Inc.
                       Salomon Brothers Kapitalanlage-Gesellschaft mbH                                          100
           Salomon Brothers Real Estate Development Corp                                      DE                100
               Crow Wood Terrace                                                                                50

               Vallejo Highlands                                                                                50

               Vallejo Somerset                                                                                 50

           Salomon Brothers Realty Corp                                                       NY                100






           Salomon Brothers Russia Holding Company Inc                                        DE                100
               AO Salomon Brothers                                                                              100
           Salomon Brothers S.A.                                                                                100
           Salomon Brothers Services GmbH                                                                       100

           Salomon Brothers Services Inc                                                      DE                100
               Salomon Brothers Asia Management Services Limited (Hong Kong)                                    100
           Salomon Brothers SIM SPA                                                                             100

           Salomon Brothers Singapore Pte Ltd                                                                   100

           Salomon Brothers Taiwan Limited                                                                      100

           Salomon Brothers Tosca Inc                                                         DE                100

           Salomon Capital Access for Savings Institutions, Inc                               DE                100
               Salomon Capital Access Corporation                                             DE                100





           Salomon Forex Inc                                                                  DE                100
               Salomon Brothers Finance Corporation                                           DE                100

                   Salomon Brothers Finance Corporation and Co beschrankthaftende KG                            19








                                                                                               Principal
 Company                                                                                       Business
                       Salomon Brothers Kapitalanlage-Gesellschaft mbH
           Salomon Brothers Real Estate Development Corp
               Crow Wood Terrace

               Vallejo Highlands

               Vallejo Somerset

           Salomon Brothers Realty Corp                                                        A wholly-owned subsidiary of Salomon
                                                                                               Brothers Holding Company Inc, trades
                                                                                               mortgage loans.  The primary
                                                                                               activities of the entity are
                                                                                               currently trading and taking
                                                                                               positions in mortgage whole loans
                                                                                               and acting as a real estate
                                                                                               investment banker.

           Salomon Brothers Russia Holding Company Inc
               AO Salomon Brothers
           Salomon Brothers S.A.
           Salomon Brothers Services GmbH

           Salomon Brothers Services Inc
               Salomon Brothers Asia Management Services Limited (Hong Kong)
           Salomon Brothers SIM SPA

           Salomon Brothers Singapore Pte Ltd

           Salomon Brothers Taiwan Limited

           Salomon Brothers Tosca Inc

           Salomon Capital Access for Savings Institutions, Inc
               Salomon Capital Access Corporation                                              A wholly-owned, limited purpose
                                                                                               finance subsidiary of Salomon
                                                                                               Capital Access for Savings
                                                                                               Institutions, Inc. The company
                                                                                               raises funds through the issuance
                                                                                               and sale of Collateralized Mortgage
                                                                                               Obligations (CMOs).

           Salomon Forex Inc
               Salomon Brothers Finance Corporation

                   Salomon Brothers Finance Corporation and Co beschrankthaftende KG

                                                                                                 % of
                                                                                                Voting
                                                                                              Securities
                                                                                                Owned
                                                                                               Directly
                                                                                            or Indirectly
                                                                              State of       by Travelers  Principal
 Company                                                                      Organization    Group Inc.   Business
                       Salomon Brothers AG                                                      100
                       Salomon Brothers Corporate Support GmbH                                  100
                       Salomon Brothers Kapitalanlage-Gesellschaft mbH                          100
           Salomon International Limited                                      DE                100
               Salomon Brothers Europe Limited                                                  75

                   Anglo Chemical Metals Limited                                                100
                   Charles Wade & Co. Limited                                                   100
                   Cocoa Merchants Limited                                                      100
                   Cresthayes Limited                                                           100
                   Damsonbush Limited                                                           100
                   Hilsrest Limited                                                             100
                   Ion Trading Systems Limited                                                  51
                   PE 1994 Limited                                                              100
                   Phibro Energy Services Limited                                               100
                   Phibro West Afrique Limited                                                  100
                   Phibro-Salomon Nominees Limited                                              100
                   Philipp Brothers Bullion Limited                                             100
                   Philipp Brothers Futures Limited                                             100
                   PS4 Limited                                                                  100
                   Salomon Brothers Asset Management Limited                                    100
                   Salomon Brothers Eastern Europe Limited                                      100
                   Salomon Brothers International Limited                                       100
                       SBE 1991 Limited                                                         100
                       SBI 1984                                                                 100
                   Salomon Brothers Nominees Limited                                            100
                   Salomon Brothers UK Equity Limited                                           100
                   Salomon Brothers UK Limited                                                  100
                   SB Corporation Limited                                                       100
                   SB Finance PLC                                                               100
                   SB Funding No 1 Limited                                                      100
                   SB Funding No 2 Limited                                                      100

                                                                                                                 % of
                                                                                                                Voting
                                                                                                              Securities
                                                                                                                Owned
                                                                                                               Directly
                                                                                                            or Indirectly
                                                                                              State of       by Travelers
 Company                                                                                      Organization    Group Inc.
                   SB Mortgage Securities No 21 PLC                                                             100
                   SB Mortgage Securities No 22 PLC                                                             100
                   SB Mortgage Securities No 23 PLC                                                             100
                   SB Mortgage Securities No 24 PLC                                                             100
                   SB Placement No 2 Limited                                                                    100
                   SB Portfolio Services Limited                                                                100
                   SB Residential PLC                                                                           100
                   Wavendown Limited                                                                            100
           Salomon Loan Fund Inc                                                              DE                100
               Salomon Loan Fund I LLC                                                                          99

           Salomon Millennium Bridge Fund Inc                                                 DE                100

           Salomon Northpoint Corp                                                            DE                100

           Salomon Plaza Holdings Inc                                                         DE                100

               Plaza Holdings Inc.                                                            DE                100


                   Salomon Brothers Finance Corporation and Co beschrankthaftende KG                            53
                       Salomon Brothers AG                                                                      100
                       Salomon Brothers Corporate Support GmbH                                                  100
                       Salomon Brothers Kapitalanlage-Gesellschaft mbH                                          100
           Salomon Swapco Inc                                                                 DE                100

           SARCO                                                                              DE                100

           SB Contractual Products, Inc                                                       DE                100

           SB Funding Corp.                                                                   DE                100

           SB Graphics Corp                                                                   DE                100
           SB Insurances Limited                                                                                100

           SB Management Services Inc                                                         DE                100

           SB Motel Corp                                                                      DE                100
               SB Motel Durham I-85 Corp                                                      DE                100

               SB Motel Mortgage Corp                                                         DE                100








                                                                                             Principal
 Company                                                                                     Business
                   SB Mortgage Securities No 21 PLC
                   SB Mortgage Securities No 22 PLC
                   SB Mortgage Securities No 23 PLC
                   SB Mortgage Securities No 24 PLC
                   SB Placement No 2 Limited
                   SB Portfolio Services Limited
                   SB Residential PLC
                   Wavendown Limited
           Salomon Loan Fund Inc
               Salomon Loan Fund I LLC

           Salomon Millennium Bridge Fund Inc

           Salomon Northpoint Corp

           Salomon Plaza Holdings Inc

               Plaza Holdings Inc.                                                           Holding Company of Salomon
                                                                                             BrothersFinance Corporation and Co.
                                                                                             beschrankt haftende KG.
                   Salomon Brothers Finance Corporation and Co beschrankthaftende KG
                       Salomon Brothers AG
                       Salomon Brothers Corporate Support GmbH
                       Salomon Brothers Kapitalanlage-Gesellschaft mbH
           Salomon Swapco Inc

           SARCO

           SB Contractual Products, Inc

           SB Funding Corp.

           SB Graphics Corp
           SB Insurances Limited

           SB Management Services Inc

           SB Motel Corp
               SB Motel Durham I-85 Corp

               SB Motel Mortgage Corp

                                                                                                                 % of
                                                                                                                Voting
                                                                                                              Securities
                                                                                                                Owned
                                                                                                               Directly
                                                                                                            or Indirectly
                                                                                              State of       by Travelers
 Company                                                                                      Organization    Group Inc.
           SB-MBA Participation Corporation                                                   NY                100




           SB/EJV Participation Corp                                                          DE                100



               Bridge Information Systems, Inc.                                                                3.05

               Salomon Loan Fund I LLC                                                                           1
           SB/OT Participation Corp.                                                          DE                100

           Seals SA                                                                                             100

           Seven World Holdings Inc                                                           DE                100
               Salomon International Investments Inc                                                            100
           Seven World Technologies, Inc                                                      DE                100

           Structured Placements Corp                                                         DE                100

           Structured Products Corp                                                           DE                100

           TCEP Participation Corp                                                            NY                100

           TCP Corp                                                                           DE                100
               FINIS                                                                                            22

           The Downtown Conference Center Inc                                                 DE                100
           Third Street Promenade Productions Inc                                             DE                100

     Salomon Inc SI Financing Trust I                                                                           100

     Salomon Technology Services Inc.                                                         DE                100

     SB Cayman Holdings I Inc.                                                                DE                100
           Smith Barney Private Trust Company (Cayman) Limited                                                  50
               Greenwich (Cayman) I Limited                                                                     50

               Greenwich (Cayman) II Limited                                                                    50

               Greenwich (Cayman) III Limited                                                                   50








                                                                                               Principal
 Company                                                                                       Business
           SB-MBA Participation Corporation                                                    A wholly-owned subsidiary of Salomon
                                                                                               Brothers Holding Company Inc
                                                                                               established to invest in an Argentine
                                                                                               joint venture.

           SB/EJV Participation Corp                                                           A wholly-owned subsidiary of Salomon
                                                                                               Brothers Holding Company Inc
                                                                                               established as a limited partner for
                                                                                               Electronic Joint Venture.
               Bridge Information Systems, Inc.

               Salomon Loan Fund I LLC
           SB/OT Participation Corp.

           Seals SA

           Seven World Holdings Inc
               Salomon International Investments Inc
           Seven World Technologies, Inc                                                       Principal Activity:  Software
                                                                                               Developer

           Structured Placements Corp

           Structured Products Corp

           TCEP Participation Corp

           TCP Corp
               FINIS

           The Downtown Conference Center Inc
           Third Street Promenade Productions Inc

     Salomon Inc SI Financing Trust I

     Salomon Technology Services Inc.

     SB Cayman Holdings I Inc.                                                                 Holding company
           Smith Barney Private Trust Company (Cayman) Limited                                 Trust company
               Greenwich (Cayman) I Limited                                                    Corporate services

               Greenwich (Cayman) II Limited                                                   Corporate services

               Greenwich (Cayman) III Limited                                                  Corporate services

                                                                                     % of
                                                                                    Voting
                                                                                  Securities
                                                                                     Owned
                                                                                    Directly
                                                                                 or Indirectly
                                                                   State of       by Travelers  Principal
 Company                                                           Organization    Group Inc.   Business
     SB Cayman Holdings II Inc.                                    DE                100        Holding company
           Smith Barney Private Trust Company (Cayman) Limited                       50         Trust company
               Greenwich (Cayman) I Limited                                          50         Corporate services

               Greenwich (Cayman) II Limited                                         50         Corporate services

               Greenwich (Cayman) III Limited                                        50         Corporate services
     SB Cayman Holdings III Inc.                                   DE                100        Holding company
           Smith Barney Credit Services (Cayman) Ltd.                                50         Corporate services

     SB Cayman Holdings IV Inc.                                    DE                100        Holding company
           Smith Barney Credit Services (Cayman) Ltd.                                50         Corporate services

     SFH Jersey Limited                                                              20         Investment banking

     Smith Barney (Delaware) Inc.                                  DE                100        Holding company
           1345 Media Corp.                                        DE                100        Holding company

           Corporate Realty Advisors, Inc.                         DE                100        Realty trust adviser

           IPO Holdings Inc.                                       DE                100        Holding company
               Institutional Property Owners, Inc. V               DE                100        Investments

               Institutional Property Owners, Inc. VI              DE                100        General partner
           MLA 50 Corporation                                      DE                100        Limited partner
           MLA GP Corporation                                      DE                100        General partner
               MLA Associates, L.P.                                                  100        Energy investments
           Smith Barney Acquisition Corporation                    DE                100        Offshore fund adviser

           Smith Barney Acquisition Fund, Inc.                                       100        Commodities fund

           Smith Barney Global Capital Management, Inc.            DE                100        Investment management

           Smith Barney Real Estate Opportunity Fund, L.P.                           50         Real estate investment

           Smith Barney Realty, Inc.                               DE                100        Investments

           Smith Barney Risk Investors, Inc.                       DE                100        Investments
               Smith Barney Consulting Partnership, LP             DE                100        Advisory services

               Smith Barney Investors L.P.                                           100        Investments
           Smith Barney Venture Corp.                              DE                100        Investments

                                                                                      % of
                                                                                     Voting
                                                                                   Securities
                                                                                     Owned
                                                                                    Directly
                                                                                 or Indirectly
                                                                   State of       by Travelers  Principal
 Company                                                           Organization    Group Inc.   Business
               First Century Company                               DE                100        Holding company
                   First Century Partnership II                                      100        Investment fund
               First Century Management Company                    DE                100        Investment adviser
                   First Century Partnership III                                     100        Investment fund
     Smith Barney (Ireland) Limited                                                  100        Fund management

     Smith Barney Asia Inc.                                        DE                100        Investment banking

     Smith Barney Asset Management Group (Asia) Pte. Ltd.                            100        Asset management

     Smith Barney Capital Services Inc.                            DE                100        Derivative product transactions

     Smith Barney Cayman Islands, Ltd.                                               100        Securities trading

     Smith Barney Commercial Corp.                                 DE                100        Commercial credit

     Smith Barney Commercial Corporation Asia Limited                                99         Fx trading

     Smith Barney Europe Holdings, Ltd.                                              100

           Smith Barney Europe Ltd.                                                  100        Broad Scope Financial Services

     Smith Barney Funding Corp.                                    DE                100

     Smith Barney Futures Management Inc.                          DE                100        Commodities pool operator
           ERISA Futures Fund L.P.                                                   100        Commodity pool

           F-1000 Futures Fund L.P., Michigan Series I                               100        Commodity pool

           F-1000 Futures Fund L.P., Michigan Series II                              100        Commodity pool

           F-1000 Futures Fund L.P., Series IX                                       100        Commodity pool

           F-1000 Futures Fund L.P., Series VIII                                     100        Commodity pool

           Greenbrier Futures Fund L.P.                                              100        Commodity pool

           Hutton Investors Futures Fund L.P. II                                     100        Commodity pool

           Monetary Venture Fund                                                     100        Commodity pool

           Shearson Lehman Futures 1000 Plus, L.P.                                   100        Commodity pool

           Shearson Lehman Select Advisors Futures Fund L.P.                         100        Commodity pool

           SLB Mid-West Futures Fund L.P.                                            100        Commodity pool

           SLH Performance Partners Futures Fund L.P.                                100        Commodity pool

                                                                                                                 % of
                                                                                                                Voting
                                                                                                              Securities
                                                                                                                Owned
                                                                                                               Directly
                                                                                                            or Indirectly
                                                                                              State of       by Travelers
 Company                                                                                      Organization    Group Inc.
           Smith Barney Diversified Futures Fund L.P.                                                           100

           Smith Barney International Advisors Currency Fund L.P.                                               100

           Smith Barney Mid-West Futures Fund LP II                                                             100

           Smith Barney Offshore Fund Ltd.                                                    DE                100

           Smith Barney Overview Fund PLC                                                                       100

           Smith Barney Principal Plus Futures Fund LP                                                          100

           Smith Barney Tidewater Futures Fund LP                                                               100

     Smith Barney Inc.                                                                        DE                100
           KEB Smith Barney Securities Co., Ltd.                                                                49

           Russian American Investment Bank Partners, LP                                                        20
           SBHU Life Agency, Inc.                                                             DE                100
               Robinson-Humphrey Insurance Services Inc.                                      GA                100
                   Robinson-Humphrey Insurance Services of Alabama, Inc.                      AL                100
               SBHU Life Agency of Arizona, Inc.                                              AZ                100

               SBHU Life Agency of Indiana, Inc.                                              IN                100

               SBHU Life Agency of Ohio, Inc.                                                 OH                100

               SBHU Life Agency of Oklahoma, Inc.                                             OK                100

               SBHU Life Agency of Texas, Inc.                                                TX                100

               SBHU Life Agency of Utah, Inc.                                                 UT                100

               SBHU Life Insurance Agency of Massachusetts, Inc.                              MA                100

               SBS Insurance Agency of Hawaii, Inc.                                           HI                100

               SBS Insurance Agency of Idaho, Inc.                                            ID                100

               SBS Insurance Agency of Maine, Inc.                                            ME                100

               SBS Insurance Agency of Montana, Inc.                                          MT                100

               SBS Insurance Agency of Nevada, Inc.                                           NV                100

               SBS Insurance Agency of Ohio, Inc.                                             OH                100

               SBS Insurance Agency of South Dakota, Inc.                                     SD                100








                                                                                               Principal
 Company                                                                                       Business
           Smith Barney Diversified Futures Fund L.P.                                          Investment fund

           Smith Barney International Advisors Currency Fund L.P.                              Commodity pool

           Smith Barney Mid-West Futures Fund LP II

           Smith Barney Offshore Fund Ltd.                                                     Commodity pool

           Smith Barney Overview Fund PLC                                                      Commodity fund

           Smith Barney Principal Plus Futures Fund LP

           Smith Barney Tidewater Futures Fund LP

     Smith Barney Inc.                                                                         Broker dealer
           KEB Smith Barney Securities Co., Ltd.                                               Broker dealer

           Russian American Investment Bank Partners, LP                                       Joint ventures
           SBHU Life Agency, Inc.                                                              Insurance brokerage
               Robinson-Humphrey Insurance Services Inc.                                       Insurance brokerage
                   Robinson-Humphrey Insurance Services of Alabama, Inc.                       Insurance brokerage
               SBHU Life Agency of Arizona, Inc.                                               Insurance brokerage

               SBHU Life Agency of Indiana, Inc.                                               Insurance brokerage

               SBHU Life Agency of Ohio, Inc.                                                  Insurance brokerage

               SBHU Life Agency of Oklahoma, Inc.                                              Insurance brokerage

               SBHU Life Agency of Texas, Inc.                                                 Insurance brokerage

               SBHU Life Agency of Utah, Inc.                                                  Insurance brokerage

               SBHU Life Insurance Agency of Massachusetts, Inc.                               Insurance brokerage

               SBS Insurance Agency of Hawaii, Inc.                                            Insurance brokerage

               SBS Insurance Agency of Idaho, Inc.                                             Insurance brokerage

               SBS Insurance Agency of Maine, Inc.                                             Insurance brokerage

               SBS Insurance Agency of Montana, Inc.                                           Insurance brokerage

               SBS Insurance Agency of Nevada, Inc.                                            Insurance brokerage

               SBS Insurance Agency of Ohio, Inc.                                              Insurance brokerage

               SBS Insurance Agency of South Dakota, Inc.                                      Insurance brokerage

                                                                                          % of
                                                                                         Voting
                                                                                       Securities
                                                                                         Owned
                                                                                        Directly
                                                                                     or Indirectly
                                                                       State of       by Travelers  Principal
 Company                                                               Organization    Group Inc.   Business
               SBS Insurance Agency of Wyoming, Inc.                   WY                100        Insurance brokerage

               SBS Insurance Brokerage Agency of Arkansas, Inc.        AR                100        Insurance brokerage

               SBS Insurance Brokers of Kentucky, Inc.                 KY                100        Insurance brokerage

               SBS Insurance Brokers of New Hampshire, Inc.            NH                100        Insurance brokerage

               SBS Insurance Brokers of North Dakota, Inc.             ND                100        Insurance brokerage

               SBS Life Insurance Agency of Puerto Rico, Inc.          PR                100        Insurance brokerage

               SLB Insurance Agency of Maryland, Inc.                  MD                100        Insurance brokerage

               Smith Barney Life Agency Inc.                           LA                100        Insurance brokerage
           Smith Barney (Hong Kong) Limited                                              100        Introducing broker

           Smith Barney (Netherlands) Inc.                             DE                100        Broker dealer

           Smith Barney International Incorporated                     OR                100        Broker dealer
               Smith Barney (Singapore) Pte Ltd                                          100        Commodities

               Smith Barney Pacific Holdings, Inc.                                       100        Holding company
                   Smith Barney (Asia) Limited                                           100        Introducing Broker
                   Smith Barney (Pacific) Limited                                        100        Commodities dealer
               Smith Barney Securities Pte Ltd                                           100        Securities brokerage
           Smith Barney Puerto Rico Inc.                               PR                100        Broker dealer

           The Robinson-Humphrey Company, LLC                          DE                100

           Thirty Fourth Street Partners L.P.                                            100        Real estate

     Smith Barney Mortgage Brokers Inc.                                DE                100        Mortgage brokerage

     Smith Barney Mortgage Capital Corp.                               DE                100        Mortgage-backed securities

     Smith Barney Mortgage Capital Group, Inc.                         DE                100        Mortgage trading

     Smith Barney Offshore, Inc.                                       DE                100        Decathlon Fund advisor
           Decathlon Offshore Limited                                                    100        Commodity fund

     Smith Barney Private Trust GmbH                                                     100

     Smith Barney SA                                                                     99         Commodities trading
           Smith Barney Asset Management France SA                                      99.92       Com. based asset management

                                                                                          % of
                                                                                         Voting
                                                                                       Securities
                                                                                         Owned
                                                                                        Directly
                                                                                     or Indirectly
                                                                       State of       by Travelers  Principal
 Company                                                               Organization    Group Inc.   Business
     Smith Barney Securities Investment Consulting Co. Ltd.                              99         Investrment analysis

     Smith Barney Shearson (Chile) Corredora de Seguro Limitada                          100        Insurance brokerage

     SP Insurance Company Limited                                                        100

     Structured Mortgage Securities Corporation                        DE                100        Mortgage-backed securities

     The Travelers Investment Management Company                       CT                100        Investment advisor
Smith Barney Corporate Trust Company                                   DE                100        Trust company

Smith Barney Private Trust Bank of Michigan                            MI                100        Holding Company

Smith Barney Private Trust Company                                     NY                100        Trust company.

Smith Barney Private Trust Company of Florida                          FL                100        Trust company

Smith Barney Private Trust Company of New Jersey                       NJ                100        Holding Company

Smith Barney Private Trust Company of Texas                            TX                100        Trust company

Tinmet Corporation                                                     DE                100        Inactive

Travelers Group Diversified Distribution Services, Inc.                DE                100        Alternative marketing
     Travelers Group Exchange, Inc.                                    DE                100        Insurance agency
           TGE Insurance Agency of Alabama, Inc.                       AL                100        Insurance agency

           TGE Insurance Agency of Kentucky, Inc.                      KY                100        Insurance agency

           TGE Insurance Agency of Massachusetts, Inc.                 DE                100        Insurance agency

           TGE Insurance Agency of Mississippi, Inc. P.C.              MS                100        Insurance agency

           TGE Insurance Agency of New Mexico, Inc.                    NM                100        Insurance agency

           TGE Insurance Agency of Ohio, Inc.                          OH                100        Insurance agency

           TGE Insurance Agency of Texas, Inc.                         TX                100        Insurance agency

Travelers Services Inc.                                                DE                100        Holding company

Tribeca Management Inc.                                                DE                100        Management services

TRV Employees Investments, Inc.                                        DE                100        Investments

TRV/RCM Corp.                                                          DE                100        Inactive

TRV/RCM LP Corp.                                                       DE                100        Inactive

                  OWNERSHIP OF THE TRAVELERS INSURANCE COMPANY


 Company                                           State of Organization      Ownership           Principal Business
 Travelers Group Inc.                              Delaware                   Publicly Held       -------------
     Associated Madison Companies Inc.             Delaware                   100.00              -------------
         The Travelers Insurance Group, Inc.       Connecticut                100.00              -------------
             The Travelers Insurance Company       Connecticut                100.00              Insurance


             PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
                          TRAVELERS INSURANCE COMPANY


                                                                                % of
                                                                               Voting
                                                                             Securities
                                                                               Owned
                                                                              Directly
                                                                           or Indirectly
                                                             State of       by Travelers  Principal
 Company                                                     Organization    Group Inc.   Business
AC Health Ventures, Inc.                                     DE                100        Inactive

AMCO Biotech, Inc.                                           DE                100        Inactive

Associated Madison Companies, Inc.                           DE                100        Holding company.
     ERISA Corporation                                       NY                100        Inactive

     Mid-America Insurance Services, Inc.                    GA                100        Third party administrator

     National Marketing Corporation                          PA                100        Inactive

     PFS Services, Inc.                                      GA                100        General partner and holding company
           PFS Shareholder Services                          GA                50         General partnership


March 31, 1998

                                                                                                                 % of
                                                                                                                Voting
                                                                                                              Securities
                                                                                                                Owned
                                                                                                               Directly
                                                                                                            or Indirectly
                                                                                              State of       by Travelers
 Company                                                                                      Organization    Group Inc.

           The Travelers Insurance Group Inc.                                                 CT                100
               Constitution Plaza, Inc.                                                       CT                100
               KP Properties Corporation                                                      MA                100
               KPI 85, Inc.                                                                   MA                100
               KRA Advisers Corporation                                                       MA                100
               KRP Corporation                                                                MA                100
                   Blue-Ash Associates Limited Partnership                                                      100
                   KBA 3 Limited Partnership                                                                    100
                   KBA Limited Partnership                                                                      100
               La Metropole S.A.                                                                               98.83

               The Prospect Company                                                           DE                100
                   89th & York Avenue Corporation                                             NY                100
                   Meadow Lane, Inc.                                                          GA                100
                   Panther Valley, Inc.                                                       NJ                100
                   Prospect Management Services Company                                       DE                100
                   The Travelers Asset Funding Corporation                                    CT                100
               The Travelers Insurance Company                                                CT                100
                   Applied Expert Systems Inc.                                                MA               23.4
                   The Plaza Corporation                                                      CT                100
                       The Copeland Companies (Holding Company)                               NJ                100
                             American Odyssey Funds Management, Inc.                          NJ                100
                                  American Odyssey Funds, Inc.                                MD                100
                             Copeland Associates, Inc.                                        DE                100
                                  Copeland Associates Agency of Ohio, Inc.                    OH                99
                                  Copeland Associates of Alabama, Inc.                        AL                100
                                  Copeland Associates of Montana, Inc.                        MT                100
                                  Copeland Associates of Nevada, Inc.                         NV                100
                                  Copeland Benefits Management Company                        NJ                51
                                  Copeland Equities, Inc.                                     NJ                100
                                  Donald F. Smith & Associates                                NJ                100
                                  Donald F. Smith Insurance Benefit Services, Inc.            MA                100







                                                                                            Principal
 Company                                                                                    Business
                                                                                            acting as transfer agent
           The Travelers Insurance Group Inc.                                               Holding company
               Constitution Plaza, Inc.                                                     Real estate brokerage
               KP Properties Corporation                                                    Real estate
               KPI 85, Inc.                                                                 Real estate
               KRA Advisers Corporation                                                     Real estate
               KRP Corporation                                                              Real estate
                   Blue-Ash Associates Limited Partnership                                  Real estate
                   KBA 3 Limited Partnership                                                Real estate
                   KBA Limited Partnership                                                  Real estate
               La Metropole S.A.                                                            P-C insurance/reinsurance

               The Prospect Company                                                         Investments
                   89th & York Avenue Corporation                                           Real estate
                   Meadow Lane, Inc.                                                        Real estate development
                   Panther Valley, Inc.                                                     Real estate management
                   Prospect Management Services Company                                     Real estate management
                   The Travelers Asset Funding Corporation                                  Investment adviser
               The Travelers Insurance Company                                              Insurance
                   Applied Expert Systems Inc.                                              EDP Software
                   The Plaza Corporation                                                    Holding company
                       The Copeland Companies (Holding Company)                             Holding company
                             American Odyssey Funds Management, Inc.                        Investment advisor
                                  American Odyssey Funds, Inc.                              Investment management
                             Copeland Associates, Inc.                                      Fixed/variable annuities
                                  Copeland Associates Agency of Ohio, Inc.                  Fixed/variable annuities
                                  Copeland Associates of Alabama, Inc.                      Fixed/variable annuities
                                  Copeland Associates of Montana, Inc.                      Fixed/variable annuities
                                  Copeland Associates of Nevada, Inc.                       Insurance
                                  Copeland Benefits Management Company                      Investment marketing
                                  Copeland Equities, Inc.                                   Fixed/variable annuities
                                  Donald F. Smith & Associates                              Insurance agency
                                  Donald F. Smith Insurance Benefit Services, Inc.          Insurance agent

                                                                                                                 % of
                                                                                                                Voting
                                                                                                              Securities
                                                                                                                Owned
                                                                                                               Directly
                                                                                                            or Indirectly
                                                                                              State of       by Travelers
 Company                                                                                      Organization    Group Inc.
                                  H.C. Copeland Associates, Inc. of Massachusetts             MA                100
                                  Smith Annuity Services, Inc.                                NJ                100
                             Copeland Financial Services, Inc.                                NJ                100
                             Copeland Mortgage Services, Inc.                                 NJ                100
                             H.C. Copeland and Associates, Inc. of Texas                      TX                100
                       Three Parkway Inc. - I                                                 PA                100
                       Three Parkway Inc. - II                                                PA                100
                       Three Parkway Inc. - III                                               PA                100
                       Tower Square Securities, Inc.                                          CT                100
                             Tower Square Securities Insurance Agency of Alabama, Inc.        AL                100
                             Tower Square Securities Insurance Agency of Massachusetts, Inc.  MA                100
                             Tower Square Securities Insurance Agency of New Mexico,          NM                100
                             Tower Square Securities Insurance Agency of Ohio, Inc.           OH                100
                             Tower Square Securities Insurance Agency of Texas, Inc.          TX                100
                       Travelers Asset Management International Corporation                   NY                100
                       Travelers Distribution Company                                         DE                100
                       Travelers Investment Adviser, Inc.                                     DE                100
                       Travelers/Net Plus Insurance Agency, Inc.                              MA                100
                       Travelers/Net Plus, Inc.                                               CT                100
                             Travelers/Net Plus Agency of Ohio, Inc.                          OH                100
                   The Travelers Life and Annuity Company                                     CT                100
                   Travelers Group Investment Management, LLC                                 DE                50
                   Travelers Insurance Holdings Inc.                                          GA                100
                       American Financial Life Insurance Company                              TX                100
                       Primerica Life Insurance Company                                       MA                100
                             National Benefit Life Insurance Company                          NY                100
                             Primerica Financial Services (Canada) Ltd.                                         100
                                  PFSL Investments Canada Ltd.                                                  100
                                  Primerica Client Services, Inc. (Canada)                                      100
                                  Primerica Financial Services Ltd.                                            82.82
                                  Primerica Life Insurance Company of Canada                                    100
               The Travelers Insurance Corporation Proprietary Limited                                          100

               Travelers Canada Corporation                                                                     100

               Travelers Mortgage Securities Corporation                                      DE                100








                                                                                              Principal
 Company                                                                                      Business
                                  H.C. Copeland Associates, Inc. of Massachusetts             Fixed annuities
                                  Smith Annuity Services, Inc.                                Broker dealer
                             Copeland Financial Services, Inc.                                Investment advisory services.
                             Copeland Mortgage Services, Inc.                                 Mortgage services
                             H.C. Copeland and Associates, Inc. of Texas                      Fixed/variable annuities
                       Three Parkway Inc. - I                                                 Investment real estate
                       Three Parkway Inc. - II                                                Investment real estate
                       Three Parkway Inc. - III                                               Investment real estate
                       Tower Square Securities, Inc.                                          Broker dealer
                             Tower Square Securities Insurance Agency of Alabama, Inc.        Insurance Agency
                             Tower Square Securities Insurance Agency of Massachusetts, Inc.  Insurance Agency
                             Tower Square Securities Insurance Agency of New Mexico,          Insurance Agency
                             Tower Square Securities Insurance Agency of Ohio, Inc.           Insurance Agency
                             Tower Square Securities Insurance Agency of Texas, Inc.          Insurance Agency
                       Travelers Asset Management International Corporation                   Investment adviser
                       Travelers Distribution Company                                         Broker dealer
                       Travelers Investment Adviser, Inc.                                     Investment advisor
                       Travelers/Net Plus Insurance Agency, Inc.                              Insurance agency
                       Travelers/Net Plus, Inc.                                               Insurance agency
                             Travelers/Net Plus Agency of Ohio, Inc.                          Insurance agency
                   The Travelers Life and Annuity Company                                     Life insurance
                   Travelers Group Investment Management, LLC                                 Investment advisor
                   Travelers Insurance Holdings Inc.                                          Holding company
                       American Financial Life Insurance Company                              Insurance
                       Primerica Life Insurance Company                                       Life insurance
                             National Benefit Life Insurance Company                          Insurance
                             Primerica Financial Services (Canada) Ltd.                       Holding company
                                  PFSL Investments Canada Ltd.                                Mutual fund dealer
                                  Primerica Client Services, Inc. (Canada)                    Discount purchase club
                                  Primerica Financial Services Ltd.                           General agent
                                  Primerica Life Insurance Company of Canada                  Life insurance
               The Travelers Insurance Corporation Proprietary Limited                        Inactive

               Travelers Canada Corporation                                                   Inactive

               Travelers Mortgage Securities Corporation                                      Collateralized obligations

                                                                                                       % of
                                                                                                      Voting
                                                                                                    Securities
                                                                                                      Owned
                                                                                                     Directly
                                                                                                  or Indirectly
                                                                                    State of       by Travelers
 Company                                                                            Organization    Group Inc.
               Travelers Property Casualty Corp.                                    DE                82
                   The Standard Fire Insurance Company                              CT                100
                       AE Properties, Inc.                                          CA                100
                             AE Town and Country Limited                                              51
                             Bayhill Five Associates                                CA                75
                             Bayhill Four Associates                                CA                78
                             Bayhill Restaurant II Associates                       CA                50
                             Bayhill VII Associates                                 CA                50
                             Crossroads Limited                                     CA                50
                             Industry Land Development Company                      CT                100
                             Industry Partners Inc.                                                   57
                             Koll Business Centers - Bay Area                                         50
                       Community Rehabilitation Investment Corporation              CT                100
                       The Automobile Insurance Company of Hartford, Connecticut    CT                100
                       TravCal Secure Insurance Company                             CA                100
                             TravCal Indemnity Company                              CA                100
                       Travelers Personal Security Insurance Company                CT                100
                       Travelers Property Casualty Insurance Company                CT                100
                       Travelers Property Casualty Insurance Company of Illinois    IL                100
                   The Travelers Indemnity Company                                  CT                100
                       Commercial Insurance Resources, Inc.                         DE                100
                             Gulf Insurance Company                                 MO                100
                                  Aetna National Accounts U.K. Limited                                100
                                  Atlantic Insurance Company                        TX                100
                                  Gulf Group Lloyds                                 TX                 0
                                  Gulf Risk Services, Inc.                          DE                100
                                  Gulf Underwriters Insurance Company               MO                100
                                  Select Insurance Company                          TX                100
                       Countersignature Agency, Inc.                                FL                100
                       First Floridian Auto and Home Insurance Company              FL                100
                       First Trenton Indemnity Company                              NJ                100
                             Red Oak Insurance Company                              NJ                100
                       Laramia Insurance Agency, Inc.                               NC                100
                       Secure Affinity Agency, Inc.                                 DE                100








                                                                                    Principal
 Company                                                                            Business
               Travelers Property Casualty Corp.                                    Holding company
                   The Standard Fire Insurance Company                              Insurance compny
                       AE Properties, Inc.                                          Insurance
                             AE Town and Country Limited
                             Bayhill Five Associates
                             Bayhill Four Associates
                             Bayhill Restaurant II Associates
                             Bayhill VII Associates
                             Crossroads Limited
                             Industry Land Development Company
                             Industry Partners Inc.
                             Koll Business Centers - Bay Area
                       Community Rehabilitation Investment Corporation              Investment services
                       The Automobile Insurance Company of Hartford, Connecticut    Insurance company
                       TravCal Secure Insurance Company                             Auto insurance
                             TravCal Indemnity Company                              Auto insurance
                       Travelers Personal Security Insurance Company                Insurance company
                       Travelers Property Casualty Insurance Company                Insurance company
                       Travelers Property Casualty Insurance Company of Illinois    Insurance company
                   The Travelers Indemnity Company                                  P-C insurance
                       Commercial Insurance Resources, Inc.                         Holding company
                             Gulf Insurance Company                                 P-C insurance
                                  Aetna National Accounts U.K. Limited              Insurance company
                                  Atlantic Insurance Company                        P-C insurance
                                  Gulf Group Lloyds                                 P-C insurance
                                  Gulf Risk Services, Inc.                          Claims/risk management
                                  Gulf Underwriters Insurance Company               P-C ins/surplus lines
                                  Select Insurance Company                          P-C insurance
                       Countersignature Agency, Inc.                                Countersign ins policies
                       First Floridian Auto and Home Insurance Company              Insurance company
                       First Trenton Indemnity Company                              P-C insurance
                             Red Oak Insurance Company                              Insurance company
                       Laramia Insurance Agency, Inc.                               Flood insurance
                       Secure Affinity Agency, Inc.                                 P-C insurance agency

                                                                                                                 % of
                                                                                                                Voting
                                                                                                              Securities
                                                                                                                Owned
                                                                                                               Directly
                                                                                                            or Indirectly
                                                                                              State of       by Travelers
 Company                                                                                      Organization    Group Inc.
                       The Charter Oak Fire Insurance Company                                 CT                100
                       The Parker Realty and Insurance Agency, Inc.                           VT                58
                       The Phoenix Insurance Company                                          CT                100
                             Constitution State Service Company                               MT                100
                                  Constitution State Services LLC                                               100
                             The Travelers Indemnity Company of America                       CT                100
                             The Travelers Indemnity Company of Connecticut                   CT                100
                             The Travelers Indemnity Company of Illinois                      IL                100
                       The Premier Insurance Company of Massachusetts                         MA                100
                       The Travelers Home and Marine Insurance Company                        IN                100
                       The Travelers Indemnity Company of Missouri                            MO                100
                       The Travelers Lloyds Insurance Company                                 TX                100
                       The Travelers Marine Corporation                                       CA                100
                       TI Home Mortgage Brokerage, Inc.                                       DE                100
                       TravCo Insurance Company                                               IN                100
                       Travelers Bond Investments, Inc.                                       CT                100
                       Travelers General Agency of Hawaii, Inc.                               HI                100
                       Travelers Medical Management Services Inc.                             DE                100
                       Travelers Specialty Property Casualty Company, Inc.                    CT                100
                   Travelers Casualty and Surety Company                                      CT                100
                       AE Development Group, Inc.                                             CT                100
                       Aetna Casualty & Surety Company of Canada                                                100
                       Charter Oak Services Corporation                                       NY                100
                       Farmington Casualty Company                                            CT                100
                       Farmington Management, Inc.                                            CT                100
                       Ponderosa Homes                                                        CT                77
                       Travelers Casualty and Surety Company of America                       CT                100
                       Travelers Casualty and Surety Company of Illinois                      IL                100
                       Travelers Casualty Company of Connecticut                              CT                100
                       Travelers Commercial Insurance Company                                 CT                100
                       Travelers Excess and Surplus Lines Company                             CT                100
                       Travelers Information Services Inc.                                    CT                50
                       Travelers Lloyds of Texas Insurance Company                            TX                100








                                                                                              Principal
 Company                                                                                      Business
                       The Charter Oak Fire Insurance Company                                 P-C insurance
                       The Parker Realty and Insurance Agency, Inc.                           Real estate
                       The Phoenix Insurance Company                                          P-C insurance
                             Constitution State Service Company                               Service company
                                  Constitution State Services LLC
                             The Travelers Indemnity Company of America                       P-C insurance
                             The Travelers Indemnity Company of Connecticut                   Insurance
                             The Travelers Indemnity Company of Illinois                      P-C insurance
                       The Premier Insurance Company of Massachusetts                         Insurance
                       The Travelers Home and Marine Insurance Company                        P-C insurance
                       The Travelers Indemnity Company of Missouri                            P-C insurance
                       The Travelers Lloyds Insurance Company                                 Non-life insurance
                       The Travelers Marine Corporation                                       General insurance brokerage
                       TI Home Mortgage Brokerage, Inc.                                       Mortgage brokerage services
                       TravCo Insurance Company                                               P-C insurance
                       Travelers Bond Investments, Inc.                                       Bond investments
                       Travelers General Agency of Hawaii, Inc.                               Insurance agency
                       Travelers Medical Management Services Inc.                             Managed care
                       Travelers Specialty Property Casualty Company, Inc.                    Insurance management
                   Travelers Casualty and Surety Company                                      Insurance company
                       AE Development Group, Inc.                                             Insurance
                       Aetna Casualty & Surety Company of Canada                              Insurance company
                       Charter Oak Services Corporation                                       Insurance
                       Farmington Casualty Company                                            Insurance company
                       Farmington Management, Inc.                                            Management services
                       Ponderosa Homes
                       Travelers Casualty and Surety Company of America                       Insurance company
                       Travelers Casualty and Surety Company of Illinois                      Insurance company
                       Travelers Casualty Company of Connecticut                              Insurance company
                       Travelers Commercial Insurance Company                                 Insurance company
                       Travelers Excess and Surplus Lines Company                             Insurance Company
                       Travelers Information Services Inc.                                    Insurance
                       Travelers Lloyds of Texas Insurance Company                            Insurance company

                                                                                                                 % of
                                                                                                                Voting
                                                                                                              Securities
                                                                                                                Owned
                                                                                                               Directly
                                                                                                            or Indirectly
                                                                                              State of       by Travelers
 Company                                                                                      Organization    Group Inc.
                       Urban Diversified Properties, Inc.                                     CT                100
                             Carlsbad Research Center                                         CA                50
                             Carlsbad Research Center Number Four                                               50
                             Carlsbad Research Center Number One                                                50
                             Carlsbad Research Center Number Seven                                              50
                             Carlsbad Research Center Number Six                                                50
                             Carlsbad Research Center Number Three                                              50
                             Carlsbad Research Center Number Two                                                50
     Primerica Client Services, Inc. (USA)                                                    DE                100

     Primerica Convention Services, Inc.                                                      GA                100

     Primerica Finance Corporation                                                            DE                100
           PFS Distributors, Inc.                                                             GA                100

           PFS Investments Inc.                                                               GA                100

           PFS T.A., Inc.                                                                     DE                100
               PFS Shareholder Services                                                       GA                50



     Primerica Financial Services Home Mortgages, Inc.                                        GA                100
           Primerica Financial Services Home Mortgages Limited Partnership of Arizona                           100
           Primerica Financial Services Limited Partnership of North Carolina                                   100



     Primerica Financial Services, Inc.                                                       NV                100
           Primerica Financial Services Agency of New York, Inc.                              NY                100

           Primerica Financial Services Agency of Ohio, Inc.                                  OH                100

           Primerica Financial Services Insurance Marketing of Connecticut, Inc.              CT                100

           Primerica Financial Services Insurance Marketing of Idaho, Inc.                    ID                100

           Primerica Financial Services Insurance Marketing of Maine, Inc.                    ME                100

           Primerica Financial Services Insurance Marketing of Nevada, Inc.                   NV                100

           Primerica Financial Services Insurance Marketing of Pennsylvania, Inc.             PA                100








                                                                                              Principal
 Company                                                                                      Business
                       Urban Diversified Properties, Inc.                                     Insurance
                             Carlsbad Research Center
                             Carlsbad Research Center Number Four
                             Carlsbad Research Center Number One
                             Carlsbad Research Center Number Seven
                             Carlsbad Research Center Number Six
                             Carlsbad Research Center Number Three
                             Carlsbad Research Center Number Two
     Primerica Client Services, Inc. (USA)                                                    Discount purchase club

     Primerica Convention Services, Inc.                                                      Convention planner

     Primerica Finance Corporation                                                            Holding company
           PFS Distributors, Inc.                                                             General partner

           PFS Investments Inc.                                                               Broker dealer

           PFS T.A., Inc.                                                                     Joint venture partner
               PFS Shareholder Services                                                       General partnership which
                                                                                              acts as the sole transfer agent
                                                                                              transfer agent; its

     Primerica Financial Services Home Mortgages, Inc.                                        Mortgage loan broker
           Primerica Financial Services Home Mortgages Limited Partnership of Arizona
           Primerica Financial Services Limited Partnership of North Carolina                 Entity was formed in North Carolina
                                                                                              to obtain the registration necessary
                                                                                              to allow PFS agents who become
                                                                                              limited partners to solicit
                                                                                              $.M.A.R.T. loans.

     Primerica Financial Services, Inc.                                                       General agency
           Primerica Financial Services Agency of New York, Inc.                              General agency licensing

           Primerica Financial Services Agency of Ohio, Inc.                                  Receive agency commissions

           Primerica Financial Services Insurance Marketing of Connecticut, Inc.              General agency licensing

           Primerica Financial Services Insurance Marketing of Idaho, Inc.                    General agency licensing

           Primerica Financial Services Insurance Marketing of Maine, Inc.                    General agency licensing

           Primerica Financial Services Insurance Marketing of Nevada, Inc.                   General agency licensing

           Primerica Financial Services Insurance Marketing of Pennsylvania, Inc.             General agency licensing

                                                                                                                 % of
                                                                                                                Voting
                                                                                                              Securities
                                                                                                                Owned
                                                                                                               Directly
                                                                                                            or Indirectly
                                                                                              State of       by Travelers
 Company                                                                                      Organization    Group Inc.
           Primerica Financial Services Insurance Marketing of the Virgin Islands, Inc.                         100

           Primerica Financial Services Insurance Marketing of Wyoming, Inc.                  WY                100

           Primerica Financial Services Insurance Marketing, Inc.                             DE                100

           Primerica Financial Services of Alabama, Inc.                                      AL                100

           Primerica Financial Services of Arizona, Inc.                                      AZ                100

           Primerica Financial Services of Kentucky Inc.                                      KY                100

           Primerica Financial Services of New Mexico, Inc.                                   NM                100

           Primerica Insurance Agency of Massachusetts, Inc.                                  MA                100

           Primerica Insurance Marketing Services of Puerto Rico, Inc.                        PR                100

           Primerica Insurance Services of Louisiana, Inc.                                    LA                100

           Primerica Insurance Services of Maryland, Inc.                                     MD                100

           Primerica Insurance Services of Texas, Inc.                                        TX                100

     Primerica Services, Inc.                                                                 GA                100

     RCM Acquisition Inc.                                                                     DE                100

     SCN Acquisitions Company                                                                 DE                100

     SL&H Reinsurance, Ltd.                                                                                     100
           Southwest Service Agreements, Inc.                                                 NC                100

     Southwest Warranty Corporation                                                           FL                100

Berg Associates                                                                               NJ                100

CCC Holdings, Inc.                                                                            DE                100
     CCC Fairways, Inc.                                                                       DE                100

     Commercial Credit Company                                                                DE                100
           American Health and Life Insurance Company                                         MD                100

           Brookstone Insurance Company                                                       VT                100

           CC Credit Card Corporation                                                         DE                100

           CC Finance Company, Inc.                                                           NY                100








                                                                                              Principal
 Company                                                                                      Business
           Primerica Financial Services Insurance Marketing of the Virgin Islands, Inc.       General agency licensing

           Primerica Financial Services Insurance Marketing of Wyoming, Inc.                  General agency licensing

           Primerica Financial Services Insurance Marketing, Inc.                             General agency licensing

           Primerica Financial Services of Alabama, Inc.                                      General agency licensing

           Primerica Financial Services of Arizona, Inc.                                      General agency licensing

           Primerica Financial Services of Kentucky Inc.                                      General agency licensing

           Primerica Financial Services of New Mexico, Inc.                                   General agency licensing

           Primerica Insurance Agency of Massachusetts, Inc.                                  General agency licensing

           Primerica Insurance Marketing Services of Puerto Rico, Inc.                        Insurance agency

           Primerica Insurance Services of Louisiana, Inc.                                    General agency licensing

           Primerica Insurance Services of Maryland, Inc.                                     General agency licensing

           Primerica Insurance Services of Texas, Inc.                                        General agency licensing

     Primerica Services, Inc.                                                                 Print operations

     RCM Acquisition Inc.                                                                     Investments

     SCN Acquisitions Company                                                                 Investments

     SL&H Reinsurance, Ltd.                                                                   Reinsurance
           Southwest Service Agreements, Inc.                                                 Warranty/service agreements

     Southwest Warranty Corporation                                                           Extended automobile warranty

Berg Associates                                                                               Inactive

CCC Holdings, Inc.                                                                            Holding company
     CCC Fairways, Inc.                                                                       Investment company

     Commercial Credit Company                                                                Holding company.
           American Health and Life Insurance Company                                         LH&A Insurance

           Brookstone Insurance Company                                                       Insurance managers

           CC Credit Card Corporation                                                         Limited Purpose securitization
                                                                                              vehicle

           CC Finance Company, Inc.                                                           Consumer lending


                                                                                                                 % of
                                                                                                                Voting
                                                                                                              Securities
                                                                                                                Owned
                                                                                                               Directly
                                                                                                            or Indirectly
                                                                                              State of       by Travelers
 Company                                                                                      Organization    Group Inc.
           CC Finance System Incorporated                                                     DE                100
               CC Consumer Discount Company                                                   PA                100

               CC Finance Credit Corp.                                                        DE                100

               CC Financial Management Services, Inc.                                         DE                100

               CC Financial Services Inc.                                                     DE                100
                   CC Advertising Agency, Inc.                                                KS                100
                   CC Financial Services of Minnesota Inc.                                    MN                100
                   CC Financial Services of Nevada Inc.                                       NV                100
                   CC of West Virginia Inc.                                                   WV                100
                   The Midwestern Agency Corporation, Inc.                                    IA                100
               CC Financial Services of Des Moines Inc.                                       IA                100

               CC Mortgage Corporation                                                        VA                100

               Dealers Credit, Inc.                                                           DE                100
           CC Financial Services, Inc.                                                        HI                100

           Chesapeake Appraisal and Settlement Services Inc.                                  MD                100
               Chesapeake Appraisal and Settlement Services Agency of Ohio Inc.               OH                100

               Chesapeake West Escrow Services Inc.                                           CA                100

           City Loan Financial Services, Inc.                                                 OH                100

           City Loan Financial, Inc.                                                          OH                100

           Commercial Credit Banking Corporation                                              OR                100

           Commercial Credit Consumer Services, Inc.                                          MN                100

           Commercial Credit Corporation (Hawaii)                                             HI                100

           Commercial Credit Corporation (AL)                                                 AL                100

           Commercial Credit Corporation (CA)                                                 CA                100

           Commercial Credit Corporation (IA)                                                 IA                100
               Commercial Credit of Alabama, Inc.                                             DE                100

               Commercial Credit of Mississippi, Inc.                                         DE                100
           Commercial Credit Corporation (KY)                                                 KY                100








                                                                                              Principal
 Company                                                                                      Business
           CC Finance System Incorporated                                                     Holding company
               CC Consumer Discount Company                                                   Consumer loans

               CC Finance Credit Corp.                                                        Consumer credit

               CC Financial Management Services, Inc.                                         Mgt, payroll, leaseholding

               CC Financial Services Inc.                                                     Consumer credit
                   CC Advertising Agency, Inc.                                                Advertising discounts
                   CC Financial Services of Minnesota Inc.                                    Consumer credit
                   CC Financial Services of Nevada Inc.                                       Credit insurance
                   CC of West Virginia Inc.                                                   Industrial loans
                   The Midwestern Agency Corporation, Inc.                                    Insurance commissions
               CC Financial Services of Des Moines Inc.                                       Consumer loans

               CC Mortgage Corporation                                                        Second mortgages

               Dealers Credit, Inc.                                                           Insurance agent
           CC Financial Services, Inc.                                                        Consumer lending

           Chesapeake Appraisal and Settlement Services Inc.                                  Appraisal/title
               Chesapeake Appraisal and Settlement Services Agency of Ohio Inc.               Appraisal/Title

               Chesapeake West Escrow Services Inc.

           City Loan Financial Services, Inc.                                                 Direct loan

           City Loan Financial, Inc.                                                          Consumer finance

           Commercial Credit Banking Corporation                                              Consumer finance

           Commercial Credit Consumer Services, Inc.                                          Consumer finance

           Commercial Credit Corporation (Hawaii)                                             Financial services

           Commercial Credit Corporation (AL)                                                 Consumer finance

           Commercial Credit Corporation (CA)                                                 Consumer finance

           Commercial Credit Corporation (IA)                                                 Consumer finance
               Commercial Credit of Alabama, Inc.                                             Consumer lending

               Commercial Credit of Mississippi, Inc.                                         Consumer finance
           Commercial Credit Corporation (KY)                                                 Consumer finance

                                                                                                                 % of
                                                                                                                Voting
                                                                                                              Securities
                                                                                                                Owned
                                                                                                               Directly
                                                                                                            or Indirectly
                                                                                              State of       by Travelers
 Company                                                                                      Organization    Group Inc.
               Certified Insurance Agency, Inc.                                               KY                100

               Commercial Credit Investment, Inc.                                             KY                100

               National Life Insurance Agency of Kentucky, Inc.                               KY                100

               Union Casualty Insurance Agency, Inc.                                          KY                100
           Commercial Credit Corporation (MD)                                                 MD                100
               Action Data Services, Inc.                                                     MO                100

               Commercial Credit Plan, Incorporated (OK)                                      OK                100
           Commercial Credit Corporation (NY)                                                 NY                100

           Commercial Credit Corporation (SC)                                                 SC                100

           Commercial Credit Corporation (WV)                                                 WV                100

           Commercial Credit Corporation NC                                                   NC                100
           Commercial Credit Europe, Inc.                                                     DE                100

           Commercial Credit Far East Inc.                                                    DE                100

           Commercial Credit Insurance Services, Inc.                                         MD                100
               Commercial Credit Insurance Agency (P&C) of Mississippi, Inc.                  MS                100

               Commercial Credit Insurance Agency of Alabama, Inc.                            AL                100

               Commercial Credit Insurance Agency of Hawaii, Inc.                             HI                100

               Commercial Credit Insurance Agency of Kentucky, Inc.                           KY                100

               Commercial Credit Insurance Agency of Massachusetts, Inc.                      MA                100

               Commercial Credit Insurance Agency of Nevada, Inc.                             NV                100

               Commercial Credit Insurance Agency of New Mexico, Inc.                         NM                100

               Commercial Credit Insurance Agency of Ohio, Inc.                               OH                100
           Commercial Credit International, Inc.                                              DE                100
               Commercial Credit International Banking Corporation                            OR                100
                   Commercial Credit Corporation CCC Limited                                                    100
                   Commercial Credit Services do Brazil Ltda.                                                   99
               Commercial Credit Services Belgium S.A.                                                          100
           Commercial Credit Limited                                                          DE                100








                                                                                              Principal
 Company                                                                                      Business
               Certified Insurance Agency, Inc.                                               Insurance agency

               Commercial Credit Investment, Inc.                                             Investment company

               National Life Insurance Agency of Kentucky, Inc.                               Insurance agency

               Union Casualty Insurance Agency, Inc.                                          Insurance agency
           Commercial Credit Corporation (MD)                                                 Consumer finance
               Action Data Services, Inc.                                                     Data processing

               Commercial Credit Plan, Incorporated (OK)                                      Consumer finance
           Commercial Credit Corporation (NY)                                                 Consumer finance

           Commercial Credit Corporation (SC)                                                 Consumer finance

           Commercial Credit Corporation (WV)                                                 Consumer finance

           Commercial Credit Corporation NC                                                   Consumer finance
           Commercial Credit Europe, Inc.                                                     Inactive

           Commercial Credit Far East Inc.                                                    Inactive

           Commercial Credit Insurance Services, Inc.                                         Insurance broker
               Commercial Credit Insurance Agency (P&C) of Mississippi, Inc.                  Insurance agency

               Commercial Credit Insurance Agency of Alabama, Inc.                            Insurance agency

               Commercial Credit Insurance Agency of Hawaii, Inc.                             Insurance agency

               Commercial Credit Insurance Agency of Kentucky, Inc.                           Insurance agency

               Commercial Credit Insurance Agency of Massachusetts, Inc.                      Insurance agency

               Commercial Credit Insurance Agency of Nevada, Inc.                             Credit LH&A, P-C insurance

               Commercial Credit Insurance Agency of New Mexico, Inc.                         Insurance agency/Broker

               Commercial Credit Insurance Agency of Ohio, Inc.                               Insurance agency/broker
           Commercial Credit International, Inc.                                              Holding company
               Commercial Credit International Banking Corporation                            International lending
                   Commercial Credit Corporation CCC Limited                                  Second mortgage loans
                   Commercial Credit Services do Brazil Ltda.                                 Inactive
               Commercial Credit Services Belgium S.A.                                        Inactive
           Commercial Credit Limited                                                          Inactive

                                                                                      % of
                                                                                     Voting
                                                                                   Securities
                                                                                     Owned
                                                                                    Directly
                                                                                 or Indirectly
                                                                   State of       by Travelers  Principal
 Company                                                           Organization    Group Inc.   Business
           Commercial Credit Loan, Inc. (NY)                       NY                100        Consumer finance

           Commercial Credit Loans, Inc. (DE)                      DE                100        Consumer finance

           Commercial Credit Loans, Inc. (OH)                      OH                100        Consumer finance

           Commercial Credit Loans, Inc. (VA)                      VA                100        Consumer finance

           Commercial Credit Management Corporation                MD                100        Intercompany services

           Commercial Credit Plan Incorporated (TN)                TN                100        Consumer finance

           Commercial Credit Plan Incorporated (UT)                UT                100        Consumer finance
           Commercial Credit Plan Incorporated of Georgetown       DE                100        Consumer finance

           Commercial Credit Plan Industrial Loan Company          VA                100        Consumer finance

           Commercial Credit Plan, Incorporated (CO)               CO                100        Consumer finance

           Commercial Credit Plan, Incorporated (DE)               DE                100        Consumer finance

           Commercial Credit Plan, Incorporated (GA)               GA                100        Consumer finance

           Commercial Credit Plan, Incorporated (MO)               MO                100        Consumer finance

           Commercial Credit Securities, Inc.                      DE                100        Broker dealer

           DeAlessandro & Associates, Inc.                         DE                100        Inactive

           Park Tower Holdings, Inc.                               DE                100        Holding company
               CC Retail Services, Inc.                            DE                100        Leasing, financing
                   Park Tower Brokerage Associates                 DE                100        Insurance agency
                   Troy Textiles, Inc.                             DE                100        Inactive
               Commercial Credit Development Corporation           DE                100        Direct loan
                   Myers Park Properties, Inc.                     DE                100        Inactive
               Travelers Home Mortgage Services of Alabama, Inc.   DE                100        Inactive
           Penn Re, Inc.                                           NC                100        Management company

           Plympton Concrete Products, Inc.                        DE                100        Inactive

           Resource Deployment, Inc.                               TX                100        Management company

           SBHU Mortgage Pass-Through Corporation                  DE                100        Home equity loans

           The Travelers Bank USA                                  DE                100        Credit card bank

                                                                                        % of
                                                                                       Voting
                                                                                     Securities
                                                                                       Owned
                                                                                      Directly
                                                                                   or Indirectly
                                                                     State of       by Travelers  Principal
 Company                                                             Organization    Group Inc.   Business
           Travelers Bank & Trust, fsb                               DE                100        Banking services

           Travelers Home Equity, Inc.                               NC                100        Financial services
               CC Consumer Services of Alabama, Inc.                 AL                100        Financial services

               CC Home Lenders Financial, Inc.                       GA                100        Financial services
               CC Home Lenders, Inc.                                 OH                100        Financial services

               Commercial Credit Corporation (TX)                    TX                100        Consumer finance

               Commercial Credit Financial of Kentucky, Inc.         KY                100        Consumer finance

               Commercial Credit Financial of West Virginia, Inc.    WV                100        Consumer finance

               Commercial Credit Plan Consumer Discount Company      PA                100        Financial services

               Commercial Credit Services of Kentucky, Inc.          KY                100        Financial services.

               Travelers Home Mortgage Services, Inc.                NC                100        Financial services
           Travelers Home Mortgage Services of Pennsylvania, Inc.    PA                100        Financial services

           Triton Insurance Company                                  MO                100        P-C insurance

           Verochris Corporation                                     DE                100        Joint venture company
               AMC Aircraft Corp.                                    DE                100        Aviation
           World Service Life Insurance Company                      CO                100        Life insurance

Greenwich Street Capital Partners, Inc.                              DE                100        Investments

Greenwich Street Investments, Inc.                                   DE                100        Investments
     Greenwich Street Capital Partners Offshore Holdings, Inc.       DE                100        Investments

Mirasure Insurance Company, Ltd.                                                       100        Inactive

MRC Holdings, Inc.                                                   DE                100        Real estate

Pacific Basin Investments Ltd.                                       DE                100        Inactive

Primerica Corporation (WY)                                           WY                100        Inactive

Primerica, Inc.                                                      DE                100        Name saver

Salomon Smith Barney Holdings Inc.                                   DE                100        Holding Company
     Basis Clearing Inc                                                                100

     Genesis Crude Oil, L.P.                                                          11.77

                                                                                       % of
                                                                                      Voting
                                                                                    Securities
                                                                                      Owned
                                                                                     Directly
                                                                                  or Indirectly
                                                                    State of       by Travelers  Principal
 Company                                                            Organization    Group Inc.   Business
     Mutual Management Corp.                                        DE                100        Investment management
           Smith Barney Asset Management Co., Ltd.                                    100        Investment advisor

           Smith Barney Management Company (Ireland) Limited                          100        Fund management

           Smith Barney Strategy Advisers Inc.                      DE                100        Investment management
               The Advisers Fund L.P.                               DE                100        Investment fund
           Travelers Group Investment Management, LLC               DE                50         Investment advisor

     New Amsterdam Investing Ltd.                                   NY                100

     Nextco Inc.                                                    DE                100        Purchasing

     Phibro Energy Production, Inc.                                 DE                100
           Anglo Suisse USSR LP                                                      54.55

               White Nights Limited Liability Company                                11.25
           Golden Mammoth                                                            21.88

           Phibro Energy Production G.P. Inc                        DE                100
               Anglo Suisse USSR LP                                                    1

                   White Nights Limited Liability Company                            11.25
           White Nights Limited Liability Company                                    38.75

     Phibro Inc.                                                    DE                100
           MC2 Technologies, Inc.                                   DE                100

           Phibro Commodities                                                         100

           Phibro Energy Clearing, Inc.                             DE                100

           Phibro Energy Hong Kong Limited                                            100

           Phibro Energy Oil, Inc.                                  DE                100

           Phibro GmbH                                                                100
               Allcom Trading Company Limited                                         50

               Allcomex Trading Company Limited                                       50

               Derby Resources AG                                                     100
               Phibro (Asia) Pte Ltd                                                  100

               Phibro Energy (Overseas) AG                                            100

                                                                                       % of
                                                                                      Voting
                                                                                    Securities
                                                                                      Owned
                                                                                     Directly
                                                                                  or Indirectly
                                                                    State of       by Travelers  Principal
 Company                                                            Organization    Group Inc.   Business
               Phibro Energy Marketing AG                                             100

               Phibro Energy Representacoes Commerciaia Ltda.                         100

               Phibro S.A.                                          AG                100

               Philipp Brothers AG                                                    100

               Politrade Sp.                                                          50

               Scanports Shipping Limited                                             100
                   Shipalks Shipping AG                                               100

               Scansport Limited                                                      100
                   Shipalks Shipping Limited                                          100

               Turavent Oil AG                                                        100
           Phibro Holdings Limited                                                    100

               Carisgreen Limited                                                     100

               Phibro Bullion Limited                                                 100

               Phibro Energy Marketing Limited                                        100

               Phibro Futures and Metals Limited                                      100
           Phibro International Sales Corp.                                           100

           Phibro Trading Pte Ltd                                                     100

           Phillip Brothers Limited                                                   100

           Scanport Shipping, Inc.                                  DE                100

     Phibro Resources Corp.                                         DE                100
           The S.W. Shattuck Chem Co., Inc.                         CO                100

     Phillip Brothers Inc.                                          NY                100
           Derby & Co. Inc.                                         NY                100
           Phillip Brothers Trading Corp.                           DE                100

           Ropin Steel Co., Inc.                                    IL                100

     R-H Capital, Inc.                                              DE                100        Investments

     RH Sports Enterprises Inc                                      GA                100        Sports representation

     Salomon Brothers Canada Holding Co                                                1

                                                                                       % of
                                                                                      Voting
                                                                                    Securities
                                                                                      Owned
                                                                                     Directly
                                                                                  or Indirectly
                                                                    State of       by Travelers  Principal
 Company                                                            Organization    Group Inc.   Business
           Salomon Smith Barney Canada Inc.                                           100        Investment dealer

     Salomon Brothers Finanz AG                                                       100

     Salomon Brothers Holding Company Inc                           DE                100
           Banco Patrimonio de Investimento                                           50

           Concord Venture Capital                                                   13.83

           Grove Street Film Corp                                   DE                100        A wholly-owned subsidiary of
                                                                                                 Salomon Brothers Holding Company
                                                                                                 Inc.  It is a special purpose
                                                                                                 subsidiary established to buy and
                                                                                                 sell films.

           Hannuri Salomon                                                            24

           Liberty Brokerage                                                         14.8

           Loan Participation Holding Corporation                   DE                100        Holding Company of Home
                                                                                                 Mortgage Access Corporation.
               Home Mortgage Access Corporation                     DC                100
                   Home MAC Government Financial Corporation        DC                100
                   Home MAC Government Financial Corporation West   DC                100
                   Home MAC Mortgage Securities Corporation         DC                100        A wholly-owned, limited purpose
                                                                                                 finance subsidiary of Home
                                                                                                 Mortgage Access Corporation,
                                                                                                 organized to raise funds through
                                                                                                 the issuance and sale of
                                                                                                 Collateralized Mortgage
                                                                                                 Obligations.

           Merchants Bankers Associados S.A.                                          49

           PB-SB Investments, Inc                                   DE                100        A wholly-owned subsidiary of
                                                                                                 Salomon Brothers Holding Company
                                                                                                 Inc established to act as General
                                                                                                 or Managing Partner in various
                                                                                                 real estate and oil and gas
                                                                                                 exploration limited and general
                                                                                                 partnerships.

               PB-SB 1988 II                                                         23.06

                                                                                       % of
                                                                                      Voting
                                                                                    Securities
                                                                                      Owned
                                                                                     Directly
                                                                                  or Indirectly
                                                                    State of       by Travelers  Principal
 Company                                                            Organization    Group Inc.   Business
           PB-SB Ventures, Inc                                      DE                100        A wholly-owned subsidiary of
                                                                                                 Salomon Brothers Holding Company
                                                                                                 Inc established to act as a
                                                                                                 General Partner in several limited
                                                                                                 partnerships investing in venture
                                                                                                 capital deals, and securities of
                                                                                                 various types.
           PT SB NUSA Securities                                                      60
           Salomon (International) Finance AG                                         100
               Phibro S.A.                                          Sp                100
               Phibro-Salomon Investments                                             100
               Salomon Brothers Europe Limited                                        25
                   Anglo Chemical Metals Limited                                      100
                   Charles Wade & Co. Limited                                         100
                   Cocoa Merchants Limited                                            100
                   Cresthayes Limited                                                 100
                   Damsonbush Limited                                                 100
                   Hilsrest Limited                                                   100
                   Ion Trading Systems Limited                                        51
                   PE 1994 Limited                                                    100
                   Phibro Energy Services Limited                                     100
                   Phibro West Afrique Limited                                        100
                   Phibro-Salomon Nominees Limited                                    100
                   Philipp Brothers Bullion Limited                                   100
                   Philipp Brothers Futures Limited                                   100
                   PS4 Limited                                                        100
                   Salomon Brothers Asset Management Limited                          100
                   Salomon Brothers Eastern Europe Limited                            100
                   Salomon Brothers International Limited                             100
                       SBE 1991 Limited                                               100
                       SBI 1984                                                       100
                   Salomon Brothers Nominees Limited                                  100

                                                                                       % of
                                                                                      Voting
                                                                                    Securities
                                                                                      Owned
                                                                                     Directly
                                                                                  or Indirectly
                                                                    State of       by Travelers  Principal
 Company                                                            Organization    Group Inc.   Business
                   Salomon Brothers UK Equity Limited                                 100
                   Salomon Brothers UK Limited                                        100
                   SB Corporation Limited                                             100
                   SB Finance PLC                                                     100
                   SB Funding No 1 Limited                                            100
                   SB Funding No 2 Limited                                            100
                   SB Mortgage Securities No 21 PLC                                   100
                   SB Mortgage Securities No 22 PLC                                   100
                   SB Mortgage Securities No 23 PLC                                   100
                   SB Mortgage Securities No 24 PLC                                   100
                   SB Placement No 2 Limited                                          100
                   SB Portfolio Services Limited                                      100
                   SB Residential PLC                                                 100
                   Wavendown Limited                                                  100
               Salomon Brothers Holdings GmbH                                        77.63
                   Salomon Brothers Asia Limited                                      100
                   Salomon Brothers Asia Management Services Ltd                      100
                   Salomon Contractuals Limited                                       100
                   Salomon International Financial Products                           100
               Salomon Brothers Hong Kong Limited                                     25
                   Salomon Brothers Hong Kong Nom. Ltd.                               100

               Salomon Brothers Overseas Inc                                          100

           Salomon Analytics Inc                                    DE                100        A wholly-owned subsidiary of
                                                                                                 Salomon Brothers Inc established
                                                                                                 to sell Salomon's Yield Book
                                                                                                 technology externally.

           Salomon Brothers Asia Capital Corp                       DE                100
               Darkland International Limited                                         100

               Emeraldgrange Limited                                                  100

               Hualaford Limited                                                      100

                                                                                       % of
                                                                                      Voting
                                                                                    Securities
                                                                                      Owned
                                                                                     Directly
                                                                                  or Indirectly
                                                                    State of       by Travelers  Principal
 Company                                                            Organization    Group Inc.   Business
               Ilshin No. 4 Venture Investment Partnership                            90

               Kookmin No. 5 Investment Partnership                                   90

               Solom International Limited                                            100
                   Samchully Investment Partnership No. 3                             90
               Underwood Enterprises Limited                                          100
           Salomon Brothers Asia Pacific Ltd.                       DE                100

           Salomon Brothers Asset Management (Ireland) Ltd                            100

           Salomon Brothers Asset Management Asia Pacific Ltd                         100

           Salomon Brothers Asset Management Inc                    DE                100
               Salomon Brothers Asset Management G.P.               DE                100

                   Mastholm Asset Management LLC                                      20
               Salomon Brothers Asset Management Japan Ltd                            100

           Salomon Brothers Australia Ltd.                                            100

           Salomon Brothers Canada Holding Co                                         99

               Salomon Smith Barney Canada Inc.                                       100        Investment dealer
           Salomon Brothers China Ltd                                                 100

           Salomon Brothers Finance AG                                                100

           Salomon Brothers Hong Kong Futures                                         100

           Salomon Brothers Hong Kong Limited                                         75
               Salomon Brothers Hong Kong Nom. Ltd.                                   100

           Salomon Brothers Housing Investment Inc                  DE                100        A wholly-owned subsidiary of
                                                                                                 Salomon Brothers Holding Company
                                                                                                 Inc, is a limited partner in 4
                                                                                                 partnerships.

               Corporate Housing Initiatives Fund LP                                 26.76
               Corporate Housing Initiatives Fund LP II                              9.34

               Enterprise Housing Partners 1992                                      17.62

               Enterprise Housing Partners 1995                                      7.64

               Enterprise Housing Partners 1996                                      13.33

               New York Equity Fund 1992 Ltd                                         11.93

                                                                                                                 % of
                                                                                                                Voting
                                                                                                              Securities
                                                                                                                Owned
                                                                                                               Directly
                                                                                                            or Indirectly
                                                                                              State of       by Travelers
 Company                                                                                      Organization    Group Inc.
               New York Equity Fund 1993 Ltd                                                                   8.92

               New York Equity Fund 1994 Ltd                                                                   8.87

               New York Equity Fund 1995                                                                       9.25
           Salomon Brothers Inc                                                               DE                100
               Hannuri Salomon                                                                                  25

               Salomon Brothers UK Limited                                                                       0

           Salomon Brothers International Operations (Japan) Inc                              DE                100



           Salomon Brothers International Operations (Jersey) Limited                                           100

           Salomon Brothers International Operations (Overseas) Limited                                         100

           Salomon Brothers International Operations Inc                                      DE                100

           Salomon Brothers Mortgage Securities II, Inc                                       DE                100

           Salomon Brothers Mortgage Securities III, Inc                                      DE                100

           Salomon Brothers Mortgage Securities Inc                                           DE                100

           Salomon Brothers Mortgage Securities VI, Inc                                       DE                100

           Salomon Brothers Mortgage Securities VII, Inc                                      DE                100

           Salomon Brothers Pacific Holding Company Inc                                       DE                100
               Salomon Brothers Holdings GmbH                                                                  22.37

                   Salomon Brothers Asia Limited                                                                100
                   Salomon Brothers Asia Management Services Ltd                                                100
                   Salomon Contractuals Limited                                                                 100
                   Salomon International Financial Products                                                     100
           Salomon Brothers Properties, Inc                                                   DE                100
               Salomon Brothers Investments Inc                                               DE                100

                   Salomon Brothers Finance Corporation and Co beschrankthaftende KG                            28
                       Salomon Brothers AG                                                                      100
                       Salomon Brothers Corporate Support GmbH                                                  100








                                                                                               Principal
 Company                                                                                       Business
               New York Equity Fund 1993 Ltd

               New York Equity Fund 1994 Ltd

               New York Equity Fund 1995
           Salomon Brothers Inc
               Hannuri Salomon

               Salomon Brothers UK Limited

           Salomon Brothers International Operations (Japan) Inc                               A wholly-owned subsidiary of Salomon
                                                                                               Brothers Holding Company Inc that
                                                                                               was created to fund payroll and
                                                                                               other expenses of expatriates.

           Salomon Brothers International Operations (Jersey) Limited

           Salomon Brothers International Operations (Overseas) Limited

           Salomon Brothers International Operations Inc

           Salomon Brothers Mortgage Securities II, Inc

           Salomon Brothers Mortgage Securities III, Inc

           Salomon Brothers Mortgage Securities Inc

           Salomon Brothers Mortgage Securities VI, Inc

           Salomon Brothers Mortgage Securities VII, Inc

           Salomon Brothers Pacific Holding Company Inc
               Salomon Brothers Holdings GmbH

                   Salomon Brothers Asia Limited
                   Salomon Brothers Asia Management Services Ltd
                   Salomon Contractuals Limited
                   Salomon International Financial Products
           Salomon Brothers Properties, Inc
               Salomon Brothers Investments Inc

                   Salomon Brothers Finance Corporation and Co beschrankthaftende KG
                       Salomon Brothers AG
                       Salomon Brothers Corporate Support GmbH

                                                                                                                 % of
                                                                                                                Voting
                                                                                                              Securities
                                                                                                                Owned
                                                                                                               Directly
                                                                                                            or Indirectly
                                                                                              State of       by Travelers
 Company                                                                                      Organization    Group Inc.
                       Salomon Brothers Kapitalanlage-Gesellschaft mbH                                          100
           Salomon Brothers Real Estate Development Corp                                      DE                100
               Crow Wood Terrace                                                                                50

               Vallejo Highlands                                                                                50

               Vallejo Somerset                                                                                 50

           Salomon Brothers Realty Corp                                                       NY                100






           Salomon Brothers Russia Holding Company Inc                                        DE                100
               AO Salomon Brothers                                                                              100
           Salomon Brothers S.A.                                                                                100
           Salomon Brothers Services GmbH                                                                       100

           Salomon Brothers Services Inc                                                      DE                100
               Salomon Brothers Asia Management Services Limited (Hong Kong)                                    100
           Salomon Brothers SIM SPA                                                                             100

           Salomon Brothers Singapore Pte Ltd                                                                   100

           Salomon Brothers Taiwan Limited                                                                      100

           Salomon Brothers Tosca Inc                                                         DE                100

           Salomon Capital Access for Savings Institutions, Inc                               DE                100
               Salomon Capital Access Corporation                                             DE                100





           Salomon Forex Inc                                                                  DE                100
               Salomon Brothers Finance Corporation                                           DE                100

                   Salomon Brothers Finance Corporation and Co beschrankthaftende KG                            19








                                                                                               Principal
 Company                                                                                       Business
                       Salomon Brothers Kapitalanlage-Gesellschaft mbH
           Salomon Brothers Real Estate Development Corp
               Crow Wood Terrace

               Vallejo Highlands

               Vallejo Somerset

           Salomon Brothers Realty Corp                                                        A wholly-owned subsidiary of Salomon
                                                                                               Brothers Holding Company Inc, trades
                                                                                               mortgage loans.  The primary
                                                                                               activities of the entity are
                                                                                               currently trading and taking
                                                                                               positions in mortgage whole loans
                                                                                               and acting as a real estate
                                                                                               investment banker.

           Salomon Brothers Russia Holding Company Inc
               AO Salomon Brothers
           Salomon Brothers S.A.
           Salomon Brothers Services GmbH

           Salomon Brothers Services Inc
               Salomon Brothers Asia Management Services Limited (Hong Kong)
           Salomon Brothers SIM SPA

           Salomon Brothers Singapore Pte Ltd

           Salomon Brothers Taiwan Limited

           Salomon Brothers Tosca Inc

           Salomon Capital Access for Savings Institutions, Inc
               Salomon Capital Access Corporation                                              A wholly-owned, limited purpose
                                                                                               finance subsidiary of Salomon
                                                                                               Capital Access for Savings
                                                                                               Institutions, Inc. The company
                                                                                               raises funds through the issuance
                                                                                               and sale of Collateralized Mortgage
                                                                                               Obligations (CMOs).

           Salomon Forex Inc
               Salomon Brothers Finance Corporation

                   Salomon Brothers Finance Corporation and Co beschrankthaftende KG

                                                                                                 % of
                                                                                                Voting
                                                                                              Securities
                                                                                                Owned
                                                                                               Directly
                                                                                            or Indirectly
                                                                              State of       by Travelers  Principal
 Company                                                                      Organization    Group Inc.   Business
                       Salomon Brothers AG                                                      100
                       Salomon Brothers Corporate Support GmbH                                  100
                       Salomon Brothers Kapitalanlage-Gesellschaft mbH                          100
           Salomon International Limited                                      DE                100
               Salomon Brothers Europe Limited                                                  75

                   Anglo Chemical Metals Limited                                                100
                   Charles Wade & Co. Limited                                                   100
                   Cocoa Merchants Limited                                                      100
                   Cresthayes Limited                                                           100
                   Damsonbush Limited                                                           100
                   Hilsrest Limited                                                             100
                   Ion Trading Systems Limited                                                  51
                   PE 1994 Limited                                                              100
                   Phibro Energy Services Limited                                               100
                   Phibro West Afrique Limited                                                  100
                   Phibro-Salomon Nominees Limited                                              100
                   Philipp Brothers Bullion Limited                                             100
                   Philipp Brothers Futures Limited                                             100
                   PS4 Limited                                                                  100
                   Salomon Brothers Asset Management Limited                                    100
                   Salomon Brothers Eastern Europe Limited                                      100
                   Salomon Brothers International Limited                                       100
                       SBE 1991 Limited                                                         100
                       SBI 1984                                                                 100
                   Salomon Brothers Nominees Limited                                            100
                   Salomon Brothers UK Equity Limited                                           100
                   Salomon Brothers UK Limited                                                  100
                   SB Corporation Limited                                                       100
                   SB Finance PLC                                                               100
                   SB Funding No 1 Limited                                                      100
                   SB Funding No 2 Limited                                                      100

                                                                                                                 % of
                                                                                                                Voting
                                                                                                              Securities
                                                                                                                Owned
                                                                                                               Directly
                                                                                                            or Indirectly
                                                                                              State of       by Travelers
 Company                                                                                      Organization    Group Inc.
                   SB Mortgage Securities No 21 PLC                                                             100
                   SB Mortgage Securities No 22 PLC                                                             100
                   SB Mortgage Securities No 23 PLC                                                             100
                   SB Mortgage Securities No 24 PLC                                                             100
                   SB Placement No 2 Limited                                                                    100
                   SB Portfolio Services Limited                                                                100
                   SB Residential PLC                                                                           100
                   Wavendown Limited                                                                            100
           Salomon Loan Fund Inc                                                              DE                100
               Salomon Loan Fund I LLC                                                                          99

           Salomon Millennium Bridge Fund Inc                                                 DE                100

           Salomon Northpoint Corp                                                            DE                100

           Salomon Plaza Holdings Inc                                                         DE                100

               Plaza Holdings Inc.                                                            DE                100


                   Salomon Brothers Finance Corporation and Co beschrankthaftende KG                            53
                       Salomon Brothers AG                                                                      100
                       Salomon Brothers Corporate Support GmbH                                                  100
                       Salomon Brothers Kapitalanlage-Gesellschaft mbH                                          100
           Salomon Swapco Inc                                                                 DE                100

           SARCO                                                                              DE                100

           SB Contractual Products, Inc                                                       DE                100

           SB Funding Corp.                                                                   DE                100

           SB Graphics Corp                                                                   DE                100
           SB Insurances Limited                                                                                100

           SB Management Services Inc                                                         DE                100

           SB Motel Corp                                                                      DE                100
               SB Motel Durham I-85 Corp                                                      DE                100

               SB Motel Mortgage Corp                                                         DE                100








                                                                                             Principal
 Company                                                                                     Business
                   SB Mortgage Securities No 21 PLC
                   SB Mortgage Securities No 22 PLC
                   SB Mortgage Securities No 23 PLC
                   SB Mortgage Securities No 24 PLC
                   SB Placement No 2 Limited
                   SB Portfolio Services Limited
                   SB Residential PLC
                   Wavendown Limited
           Salomon Loan Fund Inc
               Salomon Loan Fund I LLC

           Salomon Millennium Bridge Fund Inc

           Salomon Northpoint Corp

           Salomon Plaza Holdings Inc

               Plaza Holdings Inc.                                                           Holding Company of Salomon
                                                                                             BrothersFinance Corporation and Co.
                                                                                             beschrankt haftende KG.
                   Salomon Brothers Finance Corporation and Co beschrankthaftende KG
                       Salomon Brothers AG
                       Salomon Brothers Corporate Support GmbH
                       Salomon Brothers Kapitalanlage-Gesellschaft mbH
           Salomon Swapco Inc

           SARCO

           SB Contractual Products, Inc

           SB Funding Corp.

           SB Graphics Corp
           SB Insurances Limited

           SB Management Services Inc

           SB Motel Corp
               SB Motel Durham I-85 Corp

               SB Motel Mortgage Corp

                                                                                                                 % of
                                                                                                                Voting
                                                                                                              Securities
                                                                                                                Owned
                                                                                                               Directly
                                                                                                            or Indirectly
                                                                                              State of       by Travelers
 Company                                                                                      Organization    Group Inc.
           SB-MBA Participation Corporation                                                   NY                100




           SB/EJV Participation Corp                                                          DE                100



               Bridge Information Systems, Inc.                                                                3.05

               Salomon Loan Fund I LLC                                                                           1
           SB/OT Participation Corp.                                                          DE                100

           Seals SA                                                                                             100

           Seven World Holdings Inc                                                           DE                100
               Salomon International Investments Inc                                                            100
           Seven World Technologies, Inc                                                      DE                100

           Structured Placements Corp                                                         DE                100

           Structured Products Corp                                                           DE                100

           TCEP Participation Corp                                                            NY                100

           TCP Corp                                                                           DE                100
               FINIS                                                                                            22

           The Downtown Conference Center Inc                                                 DE                100
           Third Street Promenade Productions Inc                                             DE                100

     Salomon Inc SI Financing Trust I                                                                           100

     Salomon Technology Services Inc.                                                         DE                100

     SB Cayman Holdings I Inc.                                                                DE                100
           Smith Barney Private Trust Company (Cayman) Limited                                                  50
               Greenwich (Cayman) I Limited                                                                     50

               Greenwich (Cayman) II Limited                                                                    50

               Greenwich (Cayman) III Limited                                                                   50








                                                                                               Principal
 Company                                                                                       Business
           SB-MBA Participation Corporation                                                    A wholly-owned subsidiary of Salomon
                                                                                               Brothers Holding Company Inc
                                                                                               established to invest in an Argentine
                                                                                               joint venture.

           SB/EJV Participation Corp                                                           A wholly-owned subsidiary of Salomon
                                                                                               Brothers Holding Company Inc
                                                                                               established as a limited partner for
                                                                                               Electronic Joint Venture.
               Bridge Information Systems, Inc.

               Salomon Loan Fund I LLC
           SB/OT Participation Corp.

           Seals SA

           Seven World Holdings Inc
               Salomon International Investments Inc
           Seven World Technologies, Inc                                                       Principal Activity:  Software
                                                                                               Developer

           Structured Placements Corp

           Structured Products Corp

           TCEP Participation Corp

           TCP Corp
               FINIS

           The Downtown Conference Center Inc
           Third Street Promenade Productions Inc

     Salomon Inc SI Financing Trust I

     Salomon Technology Services Inc.

     SB Cayman Holdings I Inc.                                                                 Holding company
           Smith Barney Private Trust Company (Cayman) Limited                                 Trust company
               Greenwich (Cayman) I Limited                                                    Corporate services

               Greenwich (Cayman) II Limited                                                   Corporate services

               Greenwich (Cayman) III Limited                                                  Corporate services

                                                                                     % of
                                                                                    Voting
                                                                                  Securities
                                                                                     Owned
                                                                                    Directly
                                                                                 or Indirectly
                                                                   State of       by Travelers  Principal
 Company                                                           Organization    Group Inc.   Business
     SB Cayman Holdings II Inc.                                    DE                100        Holding company
           Smith Barney Private Trust Company (Cayman) Limited                       50         Trust company
               Greenwich (Cayman) I Limited                                          50         Corporate services

               Greenwich (Cayman) II Limited                                         50         Corporate services

               Greenwich (Cayman) III Limited                                        50         Corporate services
     SB Cayman Holdings III Inc.                                   DE                100        Holding company
           Smith Barney Credit Services (Cayman) Ltd.                                50         Corporate services

     SB Cayman Holdings IV Inc.                                    DE                100        Holding company
           Smith Barney Credit Services (Cayman) Ltd.                                50         Corporate services

     SFH Jersey Limited                                                              20         Investment banking

     Smith Barney (Delaware) Inc.                                  DE                100        Holding company
           1345 Media Corp.                                        DE                100        Holding company

           Corporate Realty Advisors, Inc.                         DE                100        Realty trust adviser

           IPO Holdings Inc.                                       DE                100        Holding company
               Institutional Property Owners, Inc. V               DE                100        Investments

               Institutional Property Owners, Inc. VI              DE                100        General partner
           MLA 50 Corporation                                      DE                100        Limited partner
           MLA GP Corporation                                      DE                100        General partner
               MLA Associates, L.P.                                                  100        Energy investments
           Smith Barney Acquisition Corporation                    DE                100        Offshore fund adviser

           Smith Barney Acquisition Fund, Inc.                                       100        Commodities fund

           Smith Barney Global Capital Management, Inc.            DE                100        Investment management

           Smith Barney Real Estate Opportunity Fund, L.P.                           50         Real estate investment

           Smith Barney Realty, Inc.                               DE                100        Investments

           Smith Barney Risk Investors, Inc.                       DE                100        Investments
               Smith Barney Consulting Partnership, LP             DE                100        Advisory services

               Smith Barney Investors L.P.                                           100        Investments
           Smith Barney Venture Corp.                              DE                100        Investments

                                                                                      % of
                                                                                     Voting
                                                                                   Securities
                                                                                     Owned
                                                                                    Directly
                                                                                 or Indirectly
                                                                   State of       by Travelers  Principal
 Company                                                           Organization    Group Inc.   Business
               First Century Company                               DE                100        Holding company
                   First Century Partnership II                                      100        Investment fund
               First Century Management Company                    DE                100        Investment adviser
                   First Century Partnership III                                     100        Investment fund
     Smith Barney (Ireland) Limited                                                  100        Fund management

     Smith Barney Asia Inc.                                        DE                100        Investment banking

     Smith Barney Asset Management Group (Asia) Pte. Ltd.                            100        Asset management

     Smith Barney Capital Services Inc.                            DE                100        Derivative product transactions

     Smith Barney Cayman Islands, Ltd.                                               100        Securities trading

     Smith Barney Commercial Corp.                                 DE                100        Commercial credit

     Smith Barney Commercial Corporation Asia Limited                                99         Fx trading

     Smith Barney Europe Holdings, Ltd.                                              100

           Smith Barney Europe Ltd.                                                  100        Broad Scope Financial Services

     Smith Barney Funding Corp.                                    DE                100

     Smith Barney Futures Management Inc.                          DE                100        Commodities pool operator
           ERISA Futures Fund L.P.                                                   100        Commodity pool

           F-1000 Futures Fund L.P., Michigan Series I                               100        Commodity pool

           F-1000 Futures Fund L.P., Michigan Series II                              100        Commodity pool

           F-1000 Futures Fund L.P., Series IX                                       100        Commodity pool

           F-1000 Futures Fund L.P., Series VIII                                     100        Commodity pool

           Greenbrier Futures Fund L.P.                                              100        Commodity pool

           Hutton Investors Futures Fund L.P. II                                     100        Commodity pool

           Monetary Venture Fund                                                     100        Commodity pool

           Shearson Lehman Futures 1000 Plus, L.P.                                   100        Commodity pool

           Shearson Lehman Select Advisors Futures Fund L.P.                         100        Commodity pool

           SLB Mid-West Futures Fund L.P.                                            100        Commodity pool

           SLH Performance Partners Futures Fund L.P.                                100        Commodity pool

                                                                                                                 % of
                                                                                                                Voting
                                                                                                              Securities
                                                                                                                Owned
                                                                                                               Directly
                                                                                                            or Indirectly
                                                                                              State of       by Travelers
 Company                                                                                      Organization    Group Inc.
           Smith Barney Diversified Futures Fund L.P.                                                           100

           Smith Barney International Advisors Currency Fund L.P.                                               100

           Smith Barney Mid-West Futures Fund LP II                                                             100

           Smith Barney Offshore Fund Ltd.                                                    DE                100

           Smith Barney Overview Fund PLC                                                                       100

           Smith Barney Principal Plus Futures Fund LP                                                          100

           Smith Barney Tidewater Futures Fund LP                                                               100

     Smith Barney Inc.                                                                        DE                100
           KEB Smith Barney Securities Co., Ltd.                                                                49

           Russian American Investment Bank Partners, LP                                                        20
           SBHU Life Agency, Inc.                                                             DE                100
               Robinson-Humphrey Insurance Services Inc.                                      GA                100
                   Robinson-Humphrey Insurance Services of Alabama, Inc.                      AL                100
               SBHU Life Agency of Arizona, Inc.                                              AZ                100

               SBHU Life Agency of Indiana, Inc.                                              IN                100

               SBHU Life Agency of Ohio, Inc.                                                 OH                100

               SBHU Life Agency of Oklahoma, Inc.                                             OK                100

               SBHU Life Agency of Texas, Inc.                                                TX                100

               SBHU Life Agency of Utah, Inc.                                                 UT                100

               SBHU Life Insurance Agency of Massachusetts, Inc.                              MA                100

               SBS Insurance Agency of Hawaii, Inc.                                           HI                100

               SBS Insurance Agency of Idaho, Inc.                                            ID                100

               SBS Insurance Agency of Maine, Inc.                                            ME                100

               SBS Insurance Agency of Montana, Inc.                                          MT                100

               SBS Insurance Agency of Nevada, Inc.                                           NV                100

               SBS Insurance Agency of Ohio, Inc.                                             OH                100

               SBS Insurance Agency of South Dakota, Inc.                                     SD                100








                                                                                               Principal
 Company                                                                                       Business
           Smith Barney Diversified Futures Fund L.P.                                          Investment fund

           Smith Barney International Advisors Currency Fund L.P.                              Commodity pool

           Smith Barney Mid-West Futures Fund LP II

           Smith Barney Offshore Fund Ltd.                                                     Commodity pool

           Smith Barney Overview Fund PLC                                                      Commodity fund

           Smith Barney Principal Plus Futures Fund LP

           Smith Barney Tidewater Futures Fund LP

     Smith Barney Inc.                                                                         Broker dealer
           KEB Smith Barney Securities Co., Ltd.                                               Broker dealer

           Russian American Investment Bank Partners, LP                                       Joint ventures
           SBHU Life Agency, Inc.                                                              Insurance brokerage
               Robinson-Humphrey Insurance Services Inc.                                       Insurance brokerage
                   Robinson-Humphrey Insurance Services of Alabama, Inc.                       Insurance brokerage
               SBHU Life Agency of Arizona, Inc.                                               Insurance brokerage

               SBHU Life Agency of Indiana, Inc.                                               Insurance brokerage

               SBHU Life Agency of Ohio, Inc.                                                  Insurance brokerage

               SBHU Life Agency of Oklahoma, Inc.                                              Insurance brokerage

               SBHU Life Agency of Texas, Inc.                                                 Insurance brokerage

               SBHU Life Agency of Utah, Inc.                                                  Insurance brokerage

               SBHU Life Insurance Agency of Massachusetts, Inc.                               Insurance brokerage

               SBS Insurance Agency of Hawaii, Inc.                                            Insurance brokerage

               SBS Insurance Agency of Idaho, Inc.                                             Insurance brokerage

               SBS Insurance Agency of Maine, Inc.                                             Insurance brokerage

               SBS Insurance Agency of Montana, Inc.                                           Insurance brokerage

               SBS Insurance Agency of Nevada, Inc.                                            Insurance brokerage

               SBS Insurance Agency of Ohio, Inc.                                              Insurance brokerage

               SBS Insurance Agency of South Dakota, Inc.                                      Insurance brokerage

                                                                                          % of
                                                                                         Voting
                                                                                       Securities
                                                                                         Owned
                                                                                        Directly
                                                                                     or Indirectly
                                                                       State of       by Travelers  Principal
 Company                                                               Organization    Group Inc.   Business
               SBS Insurance Agency of Wyoming, Inc.                   WY                100        Insurance brokerage

               SBS Insurance Brokerage Agency of Arkansas, Inc.        AR                100        Insurance brokerage

               SBS Insurance Brokers of Kentucky, Inc.                 KY                100        Insurance brokerage

               SBS Insurance Brokers of New Hampshire, Inc.            NH                100        Insurance brokerage

               SBS Insurance Brokers of North Dakota, Inc.             ND                100        Insurance brokerage

               SBS Life Insurance Agency of Puerto Rico, Inc.          PR                100        Insurance brokerage

               SLB Insurance Agency of Maryland, Inc.                  MD                100        Insurance brokerage

               Smith Barney Life Agency Inc.                           LA                100        Insurance brokerage
           Smith Barney (Hong Kong) Limited                                              100        Introducing broker

           Smith Barney (Netherlands) Inc.                             DE                100        Broker dealer

           Smith Barney International Incorporated                     OR                100        Broker dealer
               Smith Barney (Singapore) Pte Ltd                                          100        Commodities

               Smith Barney Pacific Holdings, Inc.                                       100        Holding company
                   Smith Barney (Asia) Limited                                           100        Introducing Broker
                   Smith Barney (Pacific) Limited                                        100        Commodities dealer
               Smith Barney Securities Pte Ltd                                           100        Securities brokerage
           Smith Barney Puerto Rico Inc.                               PR                100        Broker dealer

           The Robinson-Humphrey Company, LLC                          DE                100

           Thirty Fourth Street Partners L.P.                                            100        Real estate

     Smith Barney Mortgage Brokers Inc.                                DE                100        Mortgage brokerage

     Smith Barney Mortgage Capital Corp.                               DE                100        Mortgage-backed securities

     Smith Barney Mortgage Capital Group, Inc.                         DE                100        Mortgage trading

     Smith Barney Offshore, Inc.                                       DE                100        Decathlon Fund advisor
           Decathlon Offshore Limited                                                    100        Commodity fund

     Smith Barney Private Trust GmbH                                                     100

     Smith Barney SA                                                                     99         Commodities trading
           Smith Barney Asset Management France SA                                      99.92       Com. based asset management

                                                                                          % of
                                                                                         Voting
                                                                                       Securities
                                                                                         Owned
                                                                                        Directly
                                                                                     or Indirectly
                                                                       State of       by Travelers  Principal
 Company                                                               Organization    Group Inc.   Business
     Smith Barney Securities Investment Consulting Co. Ltd.                              99         Investrment analysis

     Smith Barney Shearson (Chile) Corredora de Seguro Limitada                          100        Insurance brokerage

     SP Insurance Company Limited                                                        100

     Structured Mortgage Securities Corporation                        DE                100        Mortgage-backed securities

     The Travelers Investment Management Company                       CT                100        Investment advisor
Smith Barney Corporate Trust Company                                   DE                100        Trust company

Smith Barney Private Trust Bank of Michigan                            MI                100        Holding Company

Smith Barney Private Trust Company                                     NY                100        Trust company.

Smith Barney Private Trust Company of Florida                          FL                100        Trust company

Smith Barney Private Trust Company of New Jersey                       NJ                100        Holding Company

Smith Barney Private Trust Company of Texas                            TX                100        Trust company

Tinmet Corporation                                                     DE                100        Inactive

Travelers Group Diversified Distribution Services, Inc.                DE                100        Alternative marketing
     Travelers Group Exchange, Inc.                                    DE                100        Insurance agency
           TGE Insurance Agency of Alabama, Inc.                       AL                100        Insurance agency

           TGE Insurance Agency of Kentucky, Inc.                      KY                100        Insurance agency

           TGE Insurance Agency of Massachusetts, Inc.                 DE                100        Insurance agency

           TGE Insurance Agency of Mississippi, Inc. P.C.              MS                100        Insurance agency

           TGE Insurance Agency of New Mexico, Inc.                    NM                100        Insurance agency

           TGE Insurance Agency of Ohio, Inc.                          OH                100        Insurance agency

           TGE Insurance Agency of Texas, Inc.                         TX                100        Insurance agency

Travelers Services Inc.                                                DE                100        Holding company

Tribeca Management Inc.                                                DE                100        Management services

TRV Employees Investments, Inc.                                        DE                100        Investments

TRV/RCM Corp.                                                          DE                100        Inactive

TRV/RCM LP Corp.                                                       DE                100        Inactive

Item 27.  Number of Contract Owners

As of March 1, 1988, 23,217 contract owners held qualified and non-qualified contracts offered by the Registrant.

Item 28.  Indemnification

Section 33-770 of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless
(1) the individual is successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-770 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Travelers Group Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Depositor. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the Federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

(a)Tower Square Securities, Inc.
One Tower Square
Hartford, Connecticut 06183

Tower Square Securities, Inc. also serves as principal underwriter for the following:

The Travelers Growth and Income Stock Account for Variable Annuities
The Travelers Quality Bond Account for Variable Annuities
The Travelers Money Market Account for Variable Annuities
The Travelers Timed Growth and Income Stock Account for Variable Annuities The Travelers Timed Short-Term Bond Account for Variable Annuities
The Travelers Timed Aggressive Stock Account for Variable Annuities
The Travelers Timed Bond Account for Variable Annuities
The Travelers Fund U for Variable Annuities
The Travelers Fund VA for Variable Annuities
The Travelers Fund BD II for Variable Annuities
The Travelers Fund BD III for Variable Annuities
The Travelers Fund BD IV for Variable Annuities
The Travelers Fund ABD for Variable Annuities
The Travelers Fund ABD II for Variable Annuities
The Travelers Fund UL for Variable Life Insurance
The Travelers Fund UL II for Variable Life Insurance
The Travelers Variable Life Insurance Separate Account One
The Travelers Variable Life Insurance Separate Account Two
The Travelers Variable Life Insurance Separate Account Three
The Travelers Variable Life Insurance Separate Account Four
The Travelers Separate Account QP for Variable Annuities
The Travelers Separate Account PF for Variable Annuities
The Travelers Separate Account PF II for Variable Annuities


(b)     Name and Principal                     Positions and Offices
        Business Address*                      With Underwriter
        ------------------                     ---------------------
        Russell H. Johnson                     Chairman of the Board, Chief Executive Officer,
                                               President and Chief Operating Officer
        William F. Scully, III                 Member, Board of Directors,
                                               Senior Vice President, Treasurer
                                               and Chief Financial Officer
        Cynthia P. Macdonald                   Vice President, Chief Compliance Officer
                                               and Assistant Secretary
        Joanne K. Russo                        Member, Board of Directors
                                               Senior Vice President
        William D. Wilcox                      General Counsel and Secretary
        Kathleen A. McGah                      Assistant Secretary
        Jay S. Benet                           Member, Board of Directors
        George C. Kokulis                      Member, Board of Directors
        Warren H. May                          Member, Board of Directors
        Donald R. Munson, Jr.                  Senior Vice President
        Stuart L. Baritz                       Vice President

(b)     Name and Principal                     Positions and Offices
        Business Address*                      With Underwriter
        ------------------                     ---------------------
        Michael P. Kiley                       Vice President
        Tracey Kiff-Judson                     Vice President
        Whitney F. Burr                        Second Vice President
        Marlene M. Ibsen                       Second Vice President
        Robin A. Jones                         Second Vice President
        John F. Taylor                         Second Vice President
        John J. Williams, Jr.                  Director and Assistant Compliance Officer
        Susan M. Curcio                        Director and Operations Manager
        Dennis D. D'Angelo                     Director
        Thomas P. Tooley                       Director
        Nancy S. Waldrop                       Assistant Treasurer

*   Principal business address:  One Tower Square, Hartford, Connecticut  06183

(c)  Not Applicable.


Item 30.  Location of Accounts and Records

   (1)     The Travelers Insurance Company
           One Tower Square
           Hartford, Connecticut  06183

Item 31.  Management Services

           Not Applicable.

Item 32.  Undertakings

The undersigned Registrant hereby undertakes:

   (a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

   (b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

   (c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


The Company hereby represents:

   (a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to this registration statement and has duly caused this post-effective amendment to this registration statement to be signed on its behalf in the City of Hartford, State of Connecticut, on April 10, 1998.


                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)

                             By: *IAN R. STUART
                                ------------------------------------------------
                                 Ian R. Stuart
                                 Senior Vice President, Chief Financial Officer, Chief Accounting Office and Controller

As required by the Securities Act of 1933, this post-effective amendment to this registration statement has been signed by the following persons in the capacities indicated on April 10, 1998.

*MICHAEL A. CARPENTER                       Director, Chairman of the Board, President
-----------------------------------         and Chief Executive Officer
(Michael A. Carpenter)

*JAY S. BENET                               Director
-----------------------------------
(Jay S. Benet)

*GEORGE C. KOKULIS                          Director
-----------------------------------
(George C. Kokulis

*ROBERT I. LIPP                             Director
-----------------------------------
(Robert I. Lipp)

*IAN R. STUART                              Director, Senior Vice President, Chief
-----------------------------------         Financial Officer, Chief Accounting Officer
(Ian R. Stuart)
and Controller

*KATHERINE M. SULLIVAN                      Director, Senior Vice President and
-----------------------------------         General Counsel
(Katherine M. Sullivan)

*MARC P. WEILL                              Director
-----------------------------------
(Marc P. Weill)


*By: Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX


Exhibit
  No.                                 Description                                  Method of Filing
-------                               -----------                                  ----------------
1.      Resolution of The Travelers Insurance Company Board of Directors
        authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 3 to the
        Registration Statement on Form N-4 filed April 23, 1996.)

3.      Form of Distribution and Management Agreement among the Registrant, The
        Travelers Insurance Company and Travelers Equities Sales, Inc. (now known as Tower Square Securities, Inc.) (Incorporated herein by reference to Exhibit 3 to Post-Effective Amendment No. 2 to the
        Registration Statement on Form N-4, filed April 27, 1995.)

3(b).   Form of Selling Agreement. (Incorporated herein by reference to Exhibit
        3(b) to Post-Effective Amendment No. 3 to the Registration Statement on
        Form N-4 filed April 23, 1996.)

4. Variable Annuity Contract (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 3 to the Registration Statement on Form
        N-4 filed April 23, 1996.)

5. Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 23, 1996.)

6(a).   Charter of The Travelers Insurance Company, as amended on October 19,
        1994. (Incorporated herein by reference to Exhibit 3(a)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

6(b).   By-Laws of The Travelers Insurance Company, as amended on October 20,
        1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

9. Opinion of Counsel as to the legality of securities being registered by Registrant. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed April 29, 1997.)

10(a).  Consent of Coopers & Lybrand L.L.P., Independent Accountants               Electronically

10(b).  Consent of KPMG Peat Marwick LLP, Independent Certified                    Electronically
        Public Accountants.

13. Schedule for computation of each performance quotation Standardized and Non-Standardized. (Incorporated herein by reference to Exhibit No. 13 to Post-Effective Amendment No. 4 to the Registration Statement on Form
        N-4, filed April 29, 1997.)

Exhibit
  No.                                 Description                                  Method of Filing
-------                               -----------                                  ----------------
15(a).  Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
        McGah as signatory for Michael A. Carpenter, Jay S. Benet,
        George C. Kokulis, Ian R. Stuart and Katherine M. Sullivan.
        (Incorporated herein by reference to Exhibit No. 15(a) to Post-
        Effective Amendment No. 4 to the Registration Statement
        on Form N-4, filed April 29, 1997.)

15(b). Powers of Attorney authorizing Jay S. Fishman or Ernest J. Wright as signatory for Robert I. Lipp, Charles O. Prince, III, Marc P. Weill,
        Irwin R. Ettinger and Donald T. DeCarlo. (Incorporated herein by reference to Exhibit 15(b) to Post- Effective Amendment No. 15(b) to the
        Registration Statement on Form N-4, filed April 27, 1995.)